UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2684

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.4%)

Alabama (1.2%)
Alabama Public School & College Auth.	5.000%	5/1/2013 (4)	10,000	10,784
Alabama Public School & College Auth.	5.000%	12/1/2013	35,840	39,857
Alabama Public School & College Auth.	5.500%	8/1/2018 (4)	18,195	19,113
1 Alabama Public School & College Auth. TOB VRDO	2.250%	2/7/2008 (4)	6,270	6,270
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)(ETM)	3,260	3,204
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)(ETM)	3,000	2,879
Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/2010 (4)(ETM)	2,130	2,279
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/2015	1,005	1,072

				85,458

Alaska (0.4%)
1 Alaska Housing Finance Corp. TOB VRDO	2.500%	2/7/2008 (1)	7,950	7,950
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	16,939

				24,889

Arizona (1.3%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2010	4,055	4,227
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2011	2,000	2,117
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/2012	2,000	2,135
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,693
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/2009 (2)	4,350	4,553
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/2009 (2)(ETM)	650	681
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,691
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/2010 (1)(Prere.)	7,000	7,507
Mesa AZ Util. System Rev.	5.000%	7/1/2008 (1)	3,180	3,219
Mesa AZ Util. System Rev.	5.000%	7/1/2008 (1)(ETM)	3,320	3,360
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,342
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.000%	7/1/2010 (1)	5,600	5,953
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/2010 (1)	5,000	5,307
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/2012 (1)	5,000	5,463
Phoenix AZ GO	5.000%	7/1/2016	10,000	11,208
1 Phoenix AZ GO TOB VRDO	2.230%	2/7/2008	6,840	6,840
Scottsdale AZ Refunding	5.000%	7/1/2013	5,000	5,568

				90,864

California (8.2%)
California GO	5.250%	11/1/2008	10,000	10,236
California GO	5.000%	6/1/2009	25,000	25,923
California GO	5.000%	6/1/2009	14,095	14,615
California GO	5.000%	5/1/2013	21,000	22,947
California GO	5.000%	9/1/2013	32,125	35,254
California GO	5.000%	8/1/2016	8,500	9,385
1 California GO TOB VRDO	2.350%	2/7/2008	12,430	12,430
1 California GO TOB VRDO	2.350%	2/7/2008	4,460	4,460
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/2009	2,500	2,573
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/2010	3,220	3,357
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2010	2,000	2,097
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2012	3,000	3,215
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/2015 (3)	10,000	11,145
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2011	3,770	4,045
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2012	2,500	2,710
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2013	7,500	8,212
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/2009 (1)	10,000	10,387
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	18,735
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,638
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.100%	4/1/2013 (10)	5,000	5,021
California Statewide Community Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,007
California Statewide Community Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	818
California Statewide Community Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,134
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	4,000	4,041
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,500
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	19,600	19,928
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	15,335	15,424
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	10,205
Desert Sands CA School District	0.000%	6/1/2012 (2)	10,000	8,727
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/2033 (Prere.)	78,180	87,472
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/2009 (ETM)	3,000	3,108
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/2010 (ETM)	2,500	2,645
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/2011	8,000	8,227
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/2012	10,000	10,301
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/2013	5,655	5,833
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/2013 (Prere.)	27,210	30,560
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/2013 (Prere.)	21,410	24,177
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/2013 (Prere.)	25,000	29,608
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/2013 (Prere.)	20,000	24,828
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,136
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,302
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,442
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/2012 (1)	7,710	8,378
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,400
Orange County CA Public Financing Lease Rev.	5.000%	7/1/2012 (1)	3,165	3,448
Univ. of California Rev.	5.000%	5/15/2010 (1)	3,500	3,698
Univ. of California Rev.	5.000%	5/15/2011 (1)	2,500	2,689
Univ. of California Rev.	5.000%	5/15/2012 (1)	3,000	3,262

				575,683

Colorado (0.5%)
Colorado Dept. of Transp. Rev.	5.250%	6/15/2008	2,530	2,561
Denver CO City & County Airport Rev. VRDO	2.000%	2/7/2008 (12)	7,300	7,300
1 Denver Colorado City & County Water
Commissioners Rev. TOB VRDO	2.270%	2/7/2008 (4)	13,355	13,355
1 El Paso County CO School Dist No. 038 TOB VRDO	2.450%	2/7/2008 (1)	5,570	5,570
Jefferson County CO School Dist. GO	5.000%	12/15/2012 (2)	3,500	3,845

				32,631

Connecticut (0.1%)
Connecticut GO	5.000%	11/15/2008	10,000	10,241

Delaware (0.1%)
Delaware GO	5.000%	8/1/2015	5,000	5,582

District of Columbia (1.1%)
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,410
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,234
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,571
District of Columbia GO	5.000%	6/1/2010 (4)	2,045	2,167
District of Columbia GO	5.500%	6/1/2010 (2)	1,335	1,424
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,386
District of Columbia GO	5.000%	6/1/2011 (4)	2,500	2,698
District of Columbia GO	5.000%	6/1/2012 (4)	2,500	2,727
District of Columbia GO	5.500%	6/1/2012 (4)	10,000	10,489
District of Columbia GO	5.000%	6/1/2013 (4)	4,000	4,404
District of Columbia GO	5.000%	6/1/2014 (1)	4,900	5,330
District of Columbia GO	5.000%	6/1/2015 (1)	5,000	5,425
District of Columbia GO ARS	3.750%	4/3/2008 (1)	20,000	20,000
District of Columbia Rev.
(Catholic Univ. of America)	5.500%	10/1/2009 (2)(Prere.)	1,590	1,692
District of Columbia Rev.
(Catholic Univ. of America)	5.500%	10/1/2019 (2)	1,410	1,475
1 Washington DC Convention Center Auth.
Dedicated Tax Rev. TOB VRDO	3.000%	2/7/2008 (2)	6,665	6,665

				80,097

Florida (6.6%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,062
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.500%	12/1/2011	5,900	6,044
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.500%	12/1/2008	22,980	23,617
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2009	2,000	2,070
Broward County FL School Board COP	5.000%	7/1/2011 (2)	4,460	4,739
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/2010 (1)	10,000	10,477
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/2011 (1)	10,000	10,643
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/2012 (1)	15,000	16,115
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/2015 (1)	11,000	12,046
1 Collier County FL School Board COP TOB VRDO	2.270%	2/7/2008 (4)	15,180	15,180
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011	6,810	7,292
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	30,074
Florida Board of Educ. Capital Outlay	5.000%	6/1/2016	5,065	5,585
Florida Board of Educ. Public Educ.	5.250%	6/1/2008	5,055	5,108
Florida Board of Educ. Public Educ.	5.000%	1/1/2011	25,080	26,854
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/2010	2,495	2,647
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,390
Florida Dept. of Environmental Protection
& Preservation Rev.	5.750%	7/1/2012 (3)	7,050	7,599
Florida Dept. of Transp.	6.375%	7/1/2010	10,075	11,025
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/2008	10,000	10,108
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.250%	7/1/2012	37,600	40,960
Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/2011	8,000	8,091
1 Florida Turnpike Auth. Rev. TOB VRDO	2.750%	2/7/2008 (1)	6,140	6,140
Gainsville FL Util. System Rev.	5.000%	10/1/2015 (4)(Prere.)	20,000	22,655
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/2009	25,000	25,955
Jacksonville FL Electric Auth. Rev.
(St. John's River Power Park)	5.000%	10/1/2008	31,000	31,593
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2011	7,500	7,886
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.000%	11/15/2008	3,000	3,028
Miami-Dade County FL School Board COP PUT	5.000%	5/1/2011 (1)	15,000	15,906
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/2008	4,835	4,928
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/2009	15,000	15,649
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,430	4,935
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	8,190	9,123
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,500	5,013
South Florida Water Management Dist.	5.000%	10/1/2010 (2)	3,000	3,157
South Florida Water Management Dist.	5.000%	10/1/2011 (2)	7,100	7,565
South Florida Water Management Dist.	5.000%	10/1/2012 (2)	2,150	2,310
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/2011	4,990	5,332
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/2012	3,000	3,227
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.500%	2/1/2013 (Prere.)	10,000	11,264
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/2013	2,500	2,699
Univ. Athletic Assn. Inc. Florida Athletic
Program Rev. PUT	3.800%	10/1/2011 LOC	4,000	4,112
Univ. Athletic Assn. Inc. Florida Capital
Improvement Rev. PUT	3.500%	10/1/2010 LOC	5,000	5,065

				463,268

Georgia (3.4%)
1 Augusta GA Water & Sewer Rev. TOB VRDO	2.280%	2/7/2008 (4)	6,790	6,790
1 Augusta GA Water & Sewer Rev. TOB VRDO	2.280%	2/7/2008 (4)	17,500	17,500
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,000	37,637
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/2012	5,000	5,082
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/2012	10,000	10,165
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,089
Fulton County GA Water & Sewer Rev.	5.250%	1/1/2014 (3)	10,000	10,204
Georgia GO	5.250%	12/1/2010	6,775	7,330
Georgia GO	5.000%	8/1/2011	17,890	19,459
Georgia GO	5.500%	7/1/2015	9,095	10,583
Georgia GO	5.500%	7/1/2016	5,000	5,693
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.250%	3/1/2009	10,355	10,721
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2013	5,260	5,780
Gwinnett County GA School Dist. GO	5.000%	2/1/2012	10,000	10,920
Gwinnett County GA School Dist. GO	5.000%	2/1/2013	10,000	11,063
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2012	12,000	12,482
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/2012	15,000	15,907
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	2.280%	2/7/2008 (4)	20,590	20,590
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	2.280%	2/7/2008 (4)	5,995	5,995
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,565
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,084
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,192

				237,831

Hawaii (1.8%)
Hawaii GO	5.500%	8/1/2008 (3)	6,755	6,869
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,284
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	6,000	6,409
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,549
Hawaii GO	5.000%	7/1/2010 (2)	14,250	15,118
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,434
Hawaii GO	5.000%	7/1/2011 (2)	24,310	26,255
Hawaii GO	5.000%	7/1/2012 (2)	23,735	25,910
Hawaii Highway Rev.	5.375%	7/1/2011 (4)(Prere.)	5,125	5,608
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	5,135
Honolulu HI City & County GO	5.250%	7/1/2011 (3)	3,900	4,236
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,722

				123,529

Illinois (3.7%)
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/2011 (3)	5,185	4,629
Chicago IL Board of Educ. GO	0.000%	12/1/2009 (3)	9,895	9,453
Chicago IL Board of Educ. GO	0.000%	12/1/2010 (3)	4,000	3,696
Chicago IL GO	5.700%	7/1/2010 (3)(Prere.)	9,655	10,506
Chicago IL GO	5.000%	1/1/2014 (4)	37,590	41,573
1 Chicago IL GO TOB VRDO	2.340%	2/7/2008 (4)	2,400	2,400
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2009 (ETM)	8,265	8,595
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/2010 (ETM)	5,000	5,341
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2012 (4)	2,500	2,696
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2013 (4)	4,200	4,573
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2014 (4)	2,500	2,745
1 Chicago IL Wastewater Transmission Rev.
TOB VRDO	3.500%	2/7/2008 (1)	10,835	10,835
Du Page & Will Counties IL Community School
Dist. GO	5.500%	12/30/2011 (Prere.)	4,725	5,251
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
PUT	4.050%	7/1/2009	7,000	7,169
Illinois Finance Auth. Rev.
(Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	4,057
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,141
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,094
Illinois GO	5.000%	3/1/2010	6,300	6,644
Illinois GO	5.000%	1/1/2011	7,000	7,501
Illinois GO	5.500%	8/1/2014	7,275	7,783
Illinois GO	5.500%	8/1/2018 (4)	5,000	5,294
Illinois Sales Tax Rev.	5.000%	6/15/2010	1,500	1,592
Illinois Sales Tax Rev.	5.250%	6/15/2012	2,000	2,207
Kendall Kane & Will Counties IL
Community Unit School Dist.	0.000%	10/1/2016 (4)	5,215	3,803
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	6,500	6,447
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)	170	169
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	1,220	1,210
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	5.250%	6/15/2008 (1)	3,250	3,288
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/2009 (3)(ETM)	18,625	18,061
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/2011 (1)	20,000	17,917
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. TOB VRDO	2.250%	2/7/2008 (1)	7,000	7,000
Regional Transp. Auth. Cook, Du Page,
Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	9,954
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.500%	2/7/2008 (1)	5,185	5,185
1 Will County IL Community School Dist. TOB VRDO	2.250%	2/7/2008 (4)	12,350	12,350
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/2012 (2)	4,000	4,335
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/2013 (2)	5,000	5,475

				260,969

Indiana (0.8%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	10/1/2009	10,000	10,417
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	4/1/2010	10,000	10,498
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/2010	7,930	8,416
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/2011	5,500	5,913
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	5/1/2013	3,750	4,023
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/2010	2,000	2,061
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,077
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/2011 (2)	10,000	10,236

				54,641

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/2013	32,590	36,366
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2012	1,525	1,621
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2014	1,000	1,068
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2015	2,000	2,132

				41,187

Kentucky (1.4%)
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/2012 (1)	13,065	14,323
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008 (ETM)	7,290	7,414
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008	210	214
Kentucky Property & Building Comm. Rev.	6.000%	10/1/2008	10,000	10,254
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2015 (4)	10,000	11,402
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,132
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/2008 (4)	26,760	27,180
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/2009 (2)	15,000	15,699
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/2011	770	800
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/2012	810	847
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/2013	855	896
Warren County KY Hosp. Fac. Rev.
(Community Hosp. Corp. Project)	5.000%	8/1/2016	990	1,027

				95,188

Louisiana (1.2%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2010 (1)	1,980	2,086
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2011 (1)	2,085	2,238
Louisiana GO	5.000%	5/1/2010 (4)	16,980	17,976
Louisiana GO	5.250%	8/1/2016 (1)	5,000	5,585
Louisiana Housing Finance Agency Single Family
Mortgage Rev. Home Ownership	5.850%	6/1/2038	7,000	7,681
Louisiana Offshore Terminal Auth. Deep Water
Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	5,046
Louisiana Offshore Terminal Auth. Deep Water
Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/2010	17,250	17,720
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/2013	2,675	2,830
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/2014	3,950	4,174
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.250%	6/1/2014 (2)	5,000	5,315
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/2009	15,000	15,590

				86,241

Maine (0.2%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,290
Maine GO	5.000%	7/15/2012 (2)	8,055	8,834
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/2013 (1)	2,130	2,175

				14,299

Maryland (2.0%)
Maryland Dept. of Transp.	5.000%	5/1/2010	16,975	17,998
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	4.750%	12/1/2011	1,050	1,061
Maryland GO	5.000%	2/1/2009	11,820	12,178
Maryland GO	5.250%	2/15/2010	6,140	6,511
Maryland GO	5.000%	3/15/2011	19,445	20,990
Maryland GO	5.000%	8/1/2011	18,200	19,797
Maryland GO	5.000%	3/15/2012	20,415	22,341
Maryland GO	5.000%	3/15/2013	21,440	23,764
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/2010	11,435	12,218
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,342

				142,200

Massachusetts (3.5%)
Massachusetts GAN	5.750%	12/15/2008	16,210	16,733
Massachusetts GO	5.375%	8/1/2008	10,000	10,168
Massachusetts GO	5.750%	10/1/2008	6,710	6,876
Massachusetts GO	5.000%	8/1/2009	37,715	39,322
Massachusetts GO	5.875%	2/1/2010 (Prere.)	10,000	10,784
Massachusetts GO	5.000%	8/1/2010	38,955	41,454
Massachusetts GO	6.000%	11/1/2010	10,015	10,976
Massachusetts Health & Educ. Fac. Auth.
Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,048
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System) ARS	5.720%	3/5/2008	37,835	37,778
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.500%	7/1/2008 (1)	15,400	15,601
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.000%	7/1/2009 (1)	14,110	14,626
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/2011 (4)	12,000	13,033
Massachusetts Special Obligation Rev.	5.000%	12/15/2010 (4)	10,000	10,735
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,797
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/2011 (2)	6,905	7,381

				245,312

Michigan (3.1%)
Detroit MI City School Dist. GO	5.000%	5/1/2011 (3)	3,510	3,754
Detroit MI Sewer System Rev.	6.000%	1/1/2010 (3)(Prere.)	15,000	16,149
Detroit MI Sewer System Rev.	5.000%	7/1/2010 (4)	8,510	9,045
Detroit MI Sewer System Rev. PUT	5.500%	1/1/2012 (1)	20,000	21,742
Kent Hosp. MI Finance Auth. Rev.
(Spectrum Health)	5.000%	7/15/2011	23,000	24,542
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	33,000	35,107
Michigan Building Auth. Rev.	5.500%	10/15/2008 (ETM)	6,790	6,953
Michigan Building Auth. Rev.	5.500%	10/15/2008 (ETM)	6,435	6,590
Michigan Building Auth. Rev.	5.500%	10/15/2009	5,000	5,275
Michigan Building Auth. Rev.	5.000%	10/15/2012 (2)	5,615	6,157
Michigan Building Auth. Rev.	5.250%	10/15/2016 (4)	7,200	8,006
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,746
Michigan Comprehensive Transp. Rev.	5.000%	5/15/2008 (4)	1,230	1,241
1 Michigan Environmental Program GO TOB VRDO	2.250%	2/7/2008	4,375	4,375
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	17,000	18,306
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/2015	2,315	2,610
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,210
Michigan Trunk Line Rev.	5.000%	9/1/2012 (4)	13,015	14,309
Univ. of Michigan Univ. Rev.	5.250%	12/1/2011	5,000	5,467
Univ. of Michigan Univ. Rev.	5.250%	12/1/2012	8,500	9,384

				214,968

Minnesota (1.5%)
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.000%	5/1/2014	1,000	1,064
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.000%	5/1/2015	1,245	1,323
Minnesota GO	5.000%	8/1/2010	37,375	39,844
Minnesota GO	5.000%	11/1/2010	8,845	9,482
Minnesota GO	5.250%	11/1/2012	6,375	6,835
Minnesota GO	5.000%	8/1/2013	16,765	18,657
Minnesota GO	5.000%	11/1/2014	18,230	20,533
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,670

				102,408

Mississippi (0.6%)
Madison County MS School Dist.	5.000%	9/1/2010 (3)	4,370	4,645
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	7,730
Mississippi GO	5.250%	12/1/2010	8,800	9,494
Mississippi GO	5.000%	11/1/2015 (1)	7,475	8,408
Mississippi GO	5.000%	11/1/2016 (1)	5,000	5,633
Mississippi Hosp. Equipment & Fac. Auth.
Rev. (Baptist Health System)	5.000%	8/15/2009	500	514
Mississippi Hosp. Equipment & Fac. Auth.
Rev. (Baptist Health System)	5.000%	8/15/2010	500	520
Mississippi Hosp. Equipment & Fac. Auth.
Rev. (Baptist Health System)	5.000%	8/15/2011	1,000	1,051
Mississippi Hosp. Equipment & Fac. Auth.
Rev. (Baptist Health System)	5.000%	8/15/2012	1,000	1,061
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/2015	1,500	1,596

				40,652

Missouri (0.6%)
Bi-State Dev. Agency of the Missouri-Illinois
Metro. Dist. (St. Clair County Metrolink
Extension) PUT	3.950%	10/1/2009 LOC	10,000	10,239
Missouri Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	4.190%	2/20/2008	5,350	5,342
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/2012 (Prere.)	10,000	10,893
1 Missouri Highways & Transp. Comm. Road Rev.
TOB VRDO	2.230%	2/7/2008	6,915	6,915
1 Missouri Highways & Transp. Comm. Road Rev.
TOB VRDO	2.240%	2/7/2008	5,000	5,000
Missouri Jt. Muni. Electric Util. Comm. Power
Project Rev. Plum Point Project	5.000%	1/1/2012 (1)	2,000	2,129

				40,518

Nebraska (0.6%)
Central Plains Energy Project Nebraska
Gas Project No. 1	3.743%	12/1/2010	25,000	23,815
Central Plains Energy Project Nebraska
Gas Project No. 1	5.000%	12/1/2015	5,000	5,275
Nebraska Public Power Dist. Rev.	5.000%	1/1/2010 (3)	11,635	12,158
Nebraska Public Power Dist. Rev.	5.000%	1/1/2011 (3)	3,560	3,784

				45,032

Nevada (2.1%)
Clark County NV GO	5.500%	7/1/2010 (1)(Prere.)	13,025	13,989
1 Clark County NV GO TOB VRDO	3.500%	2/7/2008 (2)	8,750	8,750
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,066
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	4,000	4,053
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	12,265	12,557
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,396
Clark County NV School Dist. GO	5.500%	12/15/2011 (4)(Prere.)	5,000	5,550
Clark County NV School Dist. GO	5.000%	6/15/2012	10,115	11,056
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,625
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,714
1 Clark County NV School Dist.
GO TOB VRDO	2.250%	2/7/2008 (4)	7,500	7,500
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/2011 (1)	6,735	7,278
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/2009	4,000	4,103
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/2014	8,000	8,518
Nevada GO	5.000%	3/1/2008	375	376
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/2012 (1)	14,495	15,930
1 Washoe County NV School Dist. TOB VRDO	2.420%	2/7/2008 (4)	4,900	4,900

				147,361

New Hampshire (0.3%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,541
New Hampshire GO	5.000%	11/1/2008	6,000	6,137

				20,678

New Jersey (4.8%)
New Jersey Building Auth. Rev.	5.000%	6/15/2011	15,090	16,237
New Jersey Building Auth. Rev.	5.000%	6/15/2012	11,465	12,453
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/2011	4,000	4,308
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2010 (4)	7,000	7,411
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	13,670	13,674
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,052
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2011	3,000	3,215
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) ARS	4.000%	2/28/2008 (2)	25,000	25,000
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	2.270%	2/7/2008	8,350	8,350
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,410
New Jersey Highway Auth. Rev.
(Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	14,705	15,625
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	25,466
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2011 (3)	30,000	32,751
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2012 (3)	4,200	4,549
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/2012 (4)	8,000	9,076
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2015 (4)(Prere.)	19,130	21,604
1 New Jersey Transp. Trust Fund
Auth. Rev. TOB VRDO	2.350%	2/7/2008	9,995	9,995
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	5,000	5,311
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,178
Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/2009	1,400	1,403
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/2010	3,640	3,656
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/2011	4,905	4,931
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/2012	5,000	5,004
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2012 (Prere.)	10,200	11,181
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/2012 (Prere.)	10,000	11,406
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/2013 (Prere.)	4,600	5,400
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/2013 (Prere.)	40,000	47,940
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/2013 (Prere.)	17,705	21,428
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/2015	2,000	2,045

				339,059

New Mexico (0.7%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	12,420
Farmington NM PCR
(El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	8,121
Farmington NM PCR
(Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	20,000	20,030
New Mexico Severance Tax Rev.	5.000%	7/1/2010 (2)	2,000	2,121
New Mexico Severance Tax Rev.	5.000%	7/1/2011	1,000	1,082
New Mexico Severance Tax Rev.	5.000%	7/1/2011 (2)	2,000	2,159
New Mexico Severance Tax Rev.	5.000%	7/1/2012	1,550	1,697

				47,630

New York (9.5%)
Battery Park City NY Auth. Rev.	5.250%	11/1/2016	14,275	15,963
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,256
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2011 (4)	16,690	15,284
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/2012 (1)	48,900	52,375
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2011	22,080	24,065
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2012	3,500	3,816
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2012	14,110	15,541
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2013	3,325	3,655
1 Metro. New York Transp. Auth. Rev.
(Transit Rev.) TOB VRDO	2.310%	2/7/2008	2,595	2,595
New York City NY GO	5.250%	8/1/2008	7,670	7,795
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,809
New York City NY GO	5.250%	8/1/2008	14,670	14,909
New York City NY GO	5.000%	8/1/2009	7,000	7,299
New York City NY GO	5.000%	8/1/2009	14,700	15,328
New York City NY GO	5.250%	8/1/2009	35,110	36,738
New York City NY GO	5.000%	6/1/2010	8,000	8,479
New York City NY GO	5.000%	8/1/2010	13,965	14,857
New York City NY GO	5.000%	3/1/2011	6,000	6,431
New York City NY GO	5.750%	8/1/2011 (1)	15,750	17,110
New York City NY GO	5.000%	8/1/2012	8,000	8,709
New York City NY GO	5.000%	8/1/2012	8,450	9,199
New York City NY GO	5.250%	8/1/2012	4,230	4,551
New York City NY GO	5.750%	8/1/2014 (2)	7,785	8,698
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2010 (3)	3,090	3,267
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2012 (3)	5,000	5,430
New York City NY IDA
(USTA National Tennis Center)	5.000%	11/15/2013 (4)	4,435	4,954
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/2011	24,375	26,665
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/2029	29,100	31,034
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,695
New York State Dormitory Auth. Rev.	5.000%	8/15/2009 (4)	1,900	1,981
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2013 (3)	20,350	22,413
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2009	2,055	2,069
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2011	1,000	1,013
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2012	1,000	1,016
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/2012 (2)	12,560	13,634
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	14,650	14,613
New York State GO	5.000%	4/15/2009	2,900	3,003
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/2015	5,410	6,046
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	6/1/2018	7,000	7,609
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	12/1/2018	8,415	9,147
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,291
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,750
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)(ETM)	4,000	4,135
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,656
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2013 (3)	15,000	16,539
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/2010	11,395	12,105
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/2013	5,500	6,047
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/2012	6,500	7,047
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2013	4,325	4,354
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2017	14,950	15,863
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2018	20,000	21,494
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2020	25,000	27,058
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2021 (2)	4,000	4,269
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/2021	17,250	18,627
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/2022 (2)	15,000	15,988
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2008	14,000	14,361
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) PUT	5.000%	9/1/2010	9,000	9,438

				665,073

North Carolina (4.0%)
Durham NC COP	5.000%	6/1/2010	2,170	2,296
Durham NC COP	5.000%	6/1/2011	1,080	1,161
Durham NC COP	5.000%	6/1/2013	1,000	1,095
Greensboro NC GO	5.000%	3/1/2010	5,425	5,732
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/2009	12,870	13,228
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2010	25,745	26,738
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2010	6,900	7,182
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2011	15,500	16,405
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2012	9,000	9,629
North Carolina GO	5.000%	3/1/2008	20,000	20,051
North Carolina GO	5.000%	3/1/2012	13,980	15,289
North Carolina GO	5.000%	3/1/2013	24,525	27,166
North Carolina GO	5.000%	3/1/2014	24,625	27,562
North Carolina GO VRDO	2.000%	2/7/2008	20,500	20,500
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2008 (4)	10,000	10,000
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2009 (4)	10,000	10,294
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2010 (4)	10,000	10,527
1 North Carolina Infrastructure Financial Corp.
COP TOB VRDO	2.250%	2/7/2008 (4)	12,345	12,345
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2010	9,180	9,721
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2015	7,370	7,846
Wake County NC Public Improvement GO	5.000%	3/1/2014	23,000	25,743

				280,510

Ohio (2.8%)
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/2013	10,000	10,508
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/2011	5,000	5,142
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/2012	1,480	1,525
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/2014	5,495	5,651
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,260
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,233
1 Cleveland OH Airport System Rev. TOB VRDO	3.150%	2/7/2008 (4)	13,285	13,285
Columbus OH GO	5.000%	9/1/2012	5,600	6,168
Columbus OH GO	5.000%	9/1/2013	5,600	6,240
Columbus OH GO	5.000%	9/1/2013	10,430	11,621
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/2009 (1)	4,200	4,036
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) ARS	4.928%	2/29/2008 (1)	29,475	29,431
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,080
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,333
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/2014	12,000	13,498
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/2008	18,440	18,978
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,877
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,984
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,223
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	6,750	6,826
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,575
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	4,097
1 Ohio State Dept. Administrative Services
COP TOB VRDO	3.000%	2/7/2008 (1)	6,060	6,060
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,834
Ohio Water Dev. Auth. PCR	5.000%	6/1/2013	7,000	7,766

				194,231

Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/2011 (2)	10,000	11,109
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/2012 (4)	3,500	3,836
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/2015 (1)	9,035	9,982
Oklahoma State Water Resource Board Rev.	5.000%	4/1/2015	8,640	9,585
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2011	10,000	10,761
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2011 (4)	5,300	5,726

				50,999

Oregon (0.7%)
Oregon State Dept. Administrative Services	5.250%	11/1/2011 (1)	12,090	13,191
1 Portland OR Sewer System Rev. TOB VRDO	2.240%	2/7/2008 (4)	22,945	22,945
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	5.000%	5/1/2012 (1)	5,000	5,452
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	4.000%	5/1/2014 (1)	5,000	5,055

				46,643

Pennsylvania (2.9%)
Allegheny County PA Port Auth. Rev.	6.375%	3/1/2009 (1)(Prere.)	5,500	5,804
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2010	2,690	2,770
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2012	2,970	3,090
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2014	1,165	1,207
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2014	3,280	3,399
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2015	3,440	3,546
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2015	1,140	1,175
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2016	1,175	1,215
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2016	3,610	3,701
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/2008	4,365	4,418
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/2010	2,500	2,593
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/2011	2,500	2,616
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/2013	5,675	6,007
Pennsylvania GO	5.000%	10/1/2010 (3)	22,485	24,040
Pennsylvania GO	5.500%	2/1/2012	20,950	23,225
Pennsylvania GO	5.000%	8/1/2012	20,705	22,763
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	6.000%	5/1/2009 (Prere.)	3,470	3,635
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,529
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2011 (2)	4,000	4,305
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/2011 (2)(Prere.)	12,010	13,334
Philadelphia PA GO	5.000%	8/1/2011 (11)	5,495	5,845
Philadelphia PA GO	5.125%	8/1/2013 (11)	6,050	6,563
Philadelphia PA Gas Works Rev.	5.250%	7/1/2009 (4)	8,885	9,277
Philadelphia PA Gas Works Rev.	5.500%	8/1/2011 (4)(Prere.)	3,315	3,651
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	6,415	7,034
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	7,420	8,136
Pittsburgh PA GO	5.000%	9/1/2009 (1)(ETM)	11,650	12,173
Pittsburgh PA GO	5.000%	9/1/2009 (1)	2,815	2,912
Southcentral Pennsylvania General
Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,576
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/2010 (Prere.)	5,175	5,519
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/2008 (3)	2,485	2,546

				203,604

Puerto Rico (1.4%)
Puerto Rico Convention Center Dist. Auth.
Hotel Occupancy Tax Rev.	5.000%	7/1/2011	2,650	2,798
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	479
Puerto Rico GO	5.000%	7/1/2009 (ETM)	3,595	3,740
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,602
Puerto Rico Govt. Dev. Bank CP	4.170%	2/22/2008	15,000	15,012
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	5.500%	7/1/2011 (2)	5,550	5,977
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	5.500%	7/1/2012 (2)	3,000	3,242
Puerto Rico Muni. Finance Agency	5.000%	8/1/2010	5,000	5,210
Puerto Rico Muni. Finance Agency	5.000%	8/1/2011	7,000	7,359
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	23,265	24,674
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	2.600%	2/7/2008	15,000	15,000

				100,093

Rhode Island (0.1%)
Providence RI GO PUT	3.950%	1/15/2011 (11)	5,000	5,125
Rhode Island State & Providence
Plantations GO	5.000%	11/1/2008 (3)	3,545	3,624

				8,749

South Carolina (0.6%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.000%	12/1/2008	1,745	1,785
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.000%	12/1/2009	2,245	2,351
South Carolina GO	5.500%	4/1/2008	14,515	14,601
1 York County SC School Dist.
(Rock Hill) TOB VRDO	2.250%	2/7/2008 (4)	10,690	10,690
1 York County SC School Dist. TOB VRDO	2.270%	2/7/2008 (4)	13,020	13,020

				42,447

South Dakota (0.2%)
South Dakota State Building Auth. Rev.	5.000%	12/1/2009 (2)	5,955	6,256
South Dakota State Building Auth. Rev.	5.000%	12/1/2010 (2)	2,680	2,868
South Dakota State Building Auth. Rev.	5.000%	12/1/2011 (2)	1,000	1,089
South Dakota State Building Auth. Rev.	5.000%	12/1/2012 (2)	3,005	3,298

				13,511

Tennessee (2.5%)
Memphis TN Electric System Rev.	5.000%	12/1/2010 (1)	5,000	5,356
Memphis TN Electric System Rev.	5.000%	12/1/2011 (1)	17,000	18,524
Metro. Govt. of Nashville & Davidson
County TN GO	5.000%	10/15/2008	3,925	4,009
Metro. Govt. of Nashville & Davidson
County TN GO	5.000%	10/15/2008	1,075	1,098
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	19,075	19,656
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	30,890	32,371
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2010	2,570	2,709
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2011	2,230	2,383
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2012	2,300	2,475
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2013	3,600	3,894
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2014	4,805	5,216
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2015	5,390	5,848
Shelby County TN Health Educ. & Housing
Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2016	2,500	2,709
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2010	10,000	10,431
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2011	5,000	5,249
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2012	10,000	10,542
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2013	28,000	29,555
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/2008	10,000	10,059

				172,084

Texas (12.3%)
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/2010	5,000	5,275
Dallas TX GO	5.000%	2/15/2009	6,540	6,742
Dallas TX GO	5.000%	2/15/2010	6,540	6,894
Dallas TX GO	5.000%	2/15/2012	26,935	29,339
Dallas TX GO	5.000%	2/15/2017	8,475	9,375
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/2010 (4)	5,950	6,360
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/2010	5,570	5,989
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/2016 (2)	30,000	33,445
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,512
El Paso TX Water & Sewer Rev.	5.000%	3/1/2014 (4)	2,175	2,416
El Paso TX Water & Sewer Rev.	5.000%	3/1/2015 (4)	1,500	1,674
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	7,500	7,803
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,439
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,745
Garland TX Independent School Dist.	5.000%	2/15/2012	4,210	4,577
Grapevine-Colleyville TX Independent School
Dist. School Building PUT	4.000%	8/1/2012	28,185	29,241
Harlingen TX Independent School Dist. GO	5.500%	8/15/2009 (Prere.)	4,000	4,204
Harris County TX Flood Control Dist. GO	5.000%	10/1/2011	5,005	5,441
Harris County TX Flood Control Dist. GO	5.250%	10/1/2019	8,360	9,207
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College Medicine) VRDO	2.120%	2/7/2008 LOC	16,700	16,700
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,503
Harris County TX Toll Road Rev.	6.000%	8/1/2009 (3)	4,750	5,021
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2012 (4)	24,250	26,270
Houston TX GO	5.000%	3/1/2010 (1)	5,120	5,394
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,741
Houston TX Independent School Dist. GO	0.000%	2/15/2012	5,535	4,907
Houston TX Independent School Dist. GO	5.000%	2/15/2013	9,000	9,891
Houston TX Util. System Rev.	5.250%	5/15/2010 (1)	2,700	2,856
Houston TX Util. System Rev.	5.250%	11/15/2011 (4)	4,425	4,862
Houston TX Util. System Rev.	5.000%	11/15/2012 (4)	4,270	4,696
Houston TX Util. System Rev.	5.250%	5/15/2016 (1)	10,000	10,896
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse GO	5.000%	8/1/2011	2,050	2,222
Lewisville TX Independent School Dist.	0.000%	8/15/2009	2,430	2,345
Lewisville TX Independent School Dist.	0.000%	8/15/2010	5,000	4,691
Lewisville TX Independent School Dist.	5.000%	8/15/2013	8,225	9,105
1 Lewisville TX Independent School Dist.
TOB VRDO	2.270%	2/7/2008	6,990	6,990
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2017 (2)	17,195	18,059
Montgomery County TX PUT	5.000%	9/1/2010 (4)	9,000	9,479
Montgomery County TX PUT	5.000%	9/1/2010 (4)	3,000	3,160
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/2008 (4)(Prere.)	100	101
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/2008 (2)(Prere.)	365	369
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	4,635	4,681
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	5,900	5,969
North Texas Tollway Auth. BAN	4.125%	11/19/2008	150,000	150,248
Northside TX Independent School Dist. PUT	3.780%	6/1/2009	10,000	10,205
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	10,875	10,948
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	9,000	9,037
1 Pearland TX GO TOB VRDO	2.190%	2/7/2008 (4)	10,265	10,265
1 Pearland TX GO TOB VRDO	3.500%	2/7/2008 (2)	5,425	5,425
Plano TX Independent School Dist.	5.000%	2/15/2008	6,300	6,307
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	6,507
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.250%	8/1/2013	24,325	25,959
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.250%	8/1/2014	12,360	13,221
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	2,045	2,045
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2011	4,350	4,699
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,210	8,227
San Antonio TX Electric & Gas Rev. VRDO	2.070%	2/7/2008	23,000	23,000
San Antonio TX Electric & Gas System PUT	3.625%	12/1/2010	20,000	20,379
San Antonio TX GO	5.000%	2/1/2008	1,815	1,815
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,139
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,295
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	4,030
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources)	5.000%	2/15/2012	3,500	3,742
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources)	5.000%	2/15/2013	1,385	1,488
Tarrant County TX Health Fac. Dev. Corp. Health
System Rev. (Texas Health Resources System)	5.250%	2/15/2008 (1)(Prere.)	9,500	9,701
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,215
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,546
1 Texas GO TOB VRDO	4.210%	2/7/2008 (1)	6,195	6,195
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.674%	12/15/2009	25,560	24,388
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.744%	9/15/2010	10,000	9,642
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/2012	5,000	5,231
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/2013	1,000	1,045
1 Texas Muni. Gas Acquisition & Supply
Corp. Rev. TOB VRDO	2.370%	2/7/2008	30,000	30,000
Texas Muni. Power Agency Rev.	4.400%	9/1/2011 (3)	10,185	10,200
Texas State Transp. Comm. First Tier	5.000%	4/1/2012	9,605	10,482
Texas State Transp. Comm. First Tier	5.000%	4/1/2013	12,000	13,249
Texas State Transp. Comm. First Tier	5.000%	4/1/2014	27,410	30,531
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,015
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,464
1 Texas Transp. Comm. Mobility Fund TOB VRDO	2.280%	2/7/2008	1,505	1,505
Tyler TX Health Fac. Dev. Corp.
(East Texas Medical Center)	5.000%	11/1/2008	1,500	1,516
Tyler TX Health Fac. Dev. Corp.
(East Texas Medical Center)	5.000%	11/1/2009	2,125	2,173
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,500	2,610
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,610	2,725
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/2010	4,175	4,438
Williamson County TX GO	5.500%	2/15/2011 (4)(Prere.)	4,845	5,275

				864,713

Utah (0.6%)
Murray UT Hosp. Rev.
(IHC Health Services) VRDO	2.170%	2/7/2008	14,100	14,100
Salt Lake City UT Sales Tax Rev. VRDO	2.070%	2/7/2008	6,200	6,200
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,678
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2011 (4)	6,000	5,519
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/2012 (4)(Prere.)	4,425	4,895

				40,392

Virginia (1.2%)
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/2013	5,000	4,979
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,520
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	10,000	3,767
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	10,000	2,468
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	48,400	10,625
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	2,700	2,166
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	1,125	625
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	1,845	966
1 Richmond VA Public Util. Rev. TOB VRDO	2.280%	2/7/2008 (4)	4,875	4,875
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/2010	17,925	18,899
1 Virginia College Building Auth. Educ. Fac. Rev.
TOB VRDO	2.240%	2/7/2008	12,040	12,040
Virginia Public School Auth. Rev.	5.250%	8/1/2008	6,950	7,065
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,000	2,088
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,720	2,839
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,500	2,667
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,865	3,056
Virginia Public School Auth. Rev.	5.000%	8/1/2011	1,500	1,631

				85,276

Washington (4.9%)
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.000%	11/1/2014 (2)	8,125	9,037
Douglas County WA Public Util. Dist.
No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,272
Energy Northwest Washington Electric
Refunding Rev. (Columbia Generating Station)	5.500%	7/1/2010 (1)	12,795	13,705
Energy Northwest Washington Electric
Refunding Rev. (Columbia Generating Station)	5.000%	7/1/2015	7,500	8,343
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/2011	45,365	49,040
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/2012	2,500	2,731
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/2016	10,000	11,155
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.500%	7/1/2017 (1)	8,000	8,792
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	6.000%	7/1/2017 (1)	7,300	8,179
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/2015	6,000	6,674
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/2015	8,450	9,400
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (2)	9,000	10,083
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (4)	10,000	11,270
King County WA GO
(Refunding Baseball Stadium)	5.000%	12/1/2010	12,385	13,280
1 Port of Seattle WA Passenger
Fac. Charge Rev. TOB VRDO	3.780%	2/7/2008 (1)	10,640	10,640
Port of Seattle WA Rev.	5.000%	3/1/2011 (4)	8,275	8,905
Port of Seattle WA Rev.	5.000%	3/1/2012 (4)	5,000	5,446
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2010 (1)	3,565	3,681
Seattle WA Water System Rev.	5.000%	2/1/2015 (4)	4,725	5,274
Tacoma WA Electric System Rev.	5.000%	1/1/2012 (4)	5,000	5,430
Tacoma WA Electric System Rev.	5.000%	1/1/2013 (4)	10,485	11,517
Tacoma WA Electric System Rev.	5.000%	1/1/2014 (4)	25,720	28,533
Thurston County Washington School District GO	5.000%	12/1/2015 (4)	7,100	7,724
Washington GO	5.500%	9/1/2008 (4)	4,650	4,746
Washington GO	5.000%	7/1/2009	5,520	5,745
Washington GO	4.000%	1/1/2011	12,585	13,138
Washington GO	5.000%	7/1/2012 (2)	11,530	12,587
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	7,170	7,170
1 Washington GO TOB VRDO	2.530%	2/7/2008 (1)	10,700	10,700
1 Washington GO TOB VRDO	2.750%	2/7/2008 (3)	11,465	11,465
1 Washington GO TOB VRDO	2.750%	2/7/2008 (3)	8,370	8,370
1 Washington GO TOB VRDO	2.750%	2/7/2008 (1)	17,260	17,260

				341,292

West Virginia (0.0%)
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,035

Wisconsin (0.5%)
Wisconsin GO	5.000%	5/1/2010	5,160	5,462
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	17,187
1 Wisconsin GO TOB VRDO	2.270%	2/7/2008 (4)	10,190	10,190
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,321

				36,160

Multiple States (0.1%)
1 Tax-Exempt Muni. Infrastructure
Improvement Trust TOB	4.220%	11/2/2010 LOC	5,000	5,207
1 Various States TOB VRDO	2.350%	2/7/2008	290	290

				5,497

Total Municipal Bonds
(Cost $6,688,699)				6,822,725
			Shares

Temporary Cash Investment (1.5%)

2 Vanguard Municipal Cash Management Fund
(Cost $102,608)	2.441%		102,608,395	102,608

Total Investments (98.9%)
(Cost $6,791,307)				6,925,333

Other Assets and Liabilities - Net (1.1%)				79,320

Net Assets (100%)				7,004,653

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $488,112,000, representing 7.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $6,791,660,000. Net unrealized appreciation of investment securities for tax purposes was $133,673,000, consisting of unrealized gains of $137,486,000 on securities that had risen in value since their purchase and $3,813,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.8%)

Alabama (1.5%)
Huntsville AL
Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	9,000	9,022
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	30,568
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,014
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.375%	2/1/2009 (3)(Prere.)	5,270	5,493
Univ. of Alabama General Rev. VRDO	3.200%	2/7/2008 (1)	11,470	11,470

				62,567

Alaska (0.2%)
Anchorage AK GO	5.125%	12/1/2009 (3)	2,000	2,104
1 Anchorage AK Water Rev. TOB VRDO	2.530%	2/7/2008 (1)	5,600	5,600

				7,704

Arizona (1.8%)
Arizona Health Fac. Auth. Rev.
(Banner Health)	5.000%	1/1/2009	4,690	4,798
Arizona Transp. Board Highway Rev.	5.000%	7/1/2009	4,000	4,164
Maricopa County AZ
IDA Health Fac. Rev.(Catholic
Healthcare West) TOB VRDO	2.750%	2/7/2008 LOC	25,000	25,000
Phoenix AZ Civic Improvement
Corp. Airport Rev.	5.000%	7/1/2008 (2)	5,500	5,567
Phoenix AZ Civic Improvement Corp.
Airport Rev.	5.000%	7/1/2009 (2)	5,500	5,718
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. TOB VRDO	2.240%	2/7/2008 (1)	10,365	10,365
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. TOB VRDO	2.250%	2/7/2008 (1)	5,595	5,595
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. TOB VRDO	2.250%	2/7/2008 (1)	5,595	5,595
Phoenix AZ GO	7.500%	7/1/2008	11,510	11,772

				78,574

Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/2010 (3)	3,000	3,176

California (2.4%)
California GO	5.000%	3/1/2009	22,400	23,084
1 California GO TOB VRDO	2.350%	2/7/2008	20,315	20,315
1 California GO TOB VRDO	2.350%	2/7/2008	9,670	9,670
California Health Fac. Finance Auth.
Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008	1,065	1,083
California Statewide Community Dev.
Auth. Rev.(Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	11,000
California Statewide Community Dev.
Auth. Rev.(Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	5,084
Golden State Tobacco Securitization
Corp. California	5.500%	6/1/2013 (Prere.)	10,000	11,231
Golden State Tobacco Securitization
Corp. California	5.625%	6/1/2013 (Prere.)	5,000	5,646
Kings River Conservation
Dist. California COP	4.000%	5/1/2008	2,020	2,024
Northern California Power Agency
(Geothermal Project)	5.000%	7/1/2008 (ETM)	15,000	15,285

				104,422

Colorado (0.5%)
1 E-470 Public Highway Auth.
Colorado Rev. TOB VRDO	2.280%	2/7/2008 (1)	4,540	4,540
1 E-470 Public Highway Auth.
Colorado Rev. TOB VRDO	4.000%	2/7/2008 (1)	11,180	11,180
1 Jefferson County CO School
Dist. GO TOB VRDO	2.280%	2/7/2008 (4)	4,720	4,720
Platte River Power
Auth. Colorado Power Rev.	5.000%	6/1/2010	2,500	2,646

				23,086

Connecticut (0.3%)
Connecticut Special Tax Obligation
Rev. (Transp. Infrastructure)	6.000%	10/1/2009 (1)	11,940	12,690

District of Columbia (0.8%)
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,110
District of Columbia GO	5.000%	6/1/2009 (2)	4,630	4,796
District of Columbia GO	5.000%	1/1/2010 (3)	4,000	4,177
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,710
Washington DC Metro.
Area Transit Auth. Rev.	5.000%	7/1/2008 (1)	4,180	4,232

				34,025

Florida (8.9%)
Broward County FL
Resource Recovery Rev.
(Wheelabrator Series A)	5.500%	12/1/2008	9,000	9,250
1 Broward County FL School Board
COP TOB VRDO	3.500%	2/7/2008 (3)	9,100	9,100
Citizens Property Insurance Corp.
Florida (High Risk Account)	5.000%	3/1/2009 (1)	30,605	31,460
Citizens Property Insurance Corp.
Florida (High Risk Account)	5.000%	3/1/2010 (1)	28,405	29,760
Collier County FL Water &
Sewer Dist. Rev.	5.000%	7/1/2010 (4)	2,920	3,100
Dade County FL School Dist. GO	5.000%	8/1/2009 (1)	8,595	8,955
Florida Board
of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,039
Florida Board of Educ.
Capital Outlay TOB VRDO	2.330%	2/7/2008	19,550	19,550
Florida Board of Educ. Public Educ.	5.000%	6/1/2009	3,945	4,096
Florida Board of Educ. Public Educ.	5.000%	6/1/2009	2,855	2,965
Florida Board of Educ. Public Educ.	5.000%	6/1/2010	16,120	17,097
Florida Board of Educ. Public Educ.	5.250%	6/1/2010	4,925	5,251
Florida Board of Educ. Rev.
(Lottery Rev.)	5.000%	7/1/2009 (2)	6,890	7,158
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/2009 (1)	5,000	5,185
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.000%	7/1/2008	17,945	18,139
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.000%	7/1/2009	44,700	46,296
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.000%	7/1/2010	24,550	25,891
Florida Rural Util.
Financing Comm. Rev.	3.250%	2/1/2011	5,000	5,010
Florida Turnpike Auth. Rev.	5.000%	7/1/2010 (1)	9,830	10,433
Highlands County FL Health Fac. Auth.
Rev.(Adventist Health System) ARS	4.300%	2/12/2008 (12)	27,350	27,309
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/2009	13,000	13,496
Lakeland FL Energy Systems Rev.	5.500%	10/1/2010 (1)(Prere.)	4,300	4,648
1 Miami-Dade County FL Educ. Fac. Auth.
Rev.(Univ. of Miami) TOB VRDO	3.500%	2/7/2008 (2)	7,500	7,500
1 Miami-Dade County FL
Special Obligation TOB VRDO	4.730%	2/7/2008 (1)	2,730	2,730
Ocala FL Water & Sewer Rev.	5.750%	10/1/2011 (3)(Prere.)	13,605	15,269
Orlando & Orange
County FL Expressway Auth.	5.000%	7/1/2008 (2)	11,745	11,882
Orlando FL Util.
Comm. Water & Electric Rev.	5.250%	7/1/2009	21,000	21,909
Orlando FL Waste Water System Rev.	5.000%	10/1/2010 (2)	2,805	2,987
South Miami FL Health Fac.
Auth. Hosp. Rev.(Baptist Health
South FL Obligated Group)	5.000%	8/15/2011	4,000	4,274
Univ. Athletic Assn.
Inc. Florida Capital
Improvement Rev. PUT	3.300%	10/1/2008 LOC	2,500	2,517
Univ. Athletic Assn.
Inc. Florida Capital
Improvement Rev. PUT	3.400%	10/1/2009 LOC	4,600	4,674

				381,930

Georgia (5.4%)
1 Atlanta GA Water & Wastewater Rev.
TOB VRDO	2.300%	2/7/2008 (4)	12,690	12,690
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	9,300	9,460
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/2012	9,880	10,043
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/2012	5,000	5,082
Carroll County GA School
Dist. Sales Tax GO	5.000%	4/1/2010	2,000	2,117
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	1,928
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,236
1 DeKalb County GA Water
& Sewer Rev. TOB VRDO	2.200%	2/7/2008 (4)	5,298	5,298
1 DeKalb County GA Water
& Sewer Rev. TOB VRDO	2.200%	2/7/2008 (4)	8,696	8,696
Georgia GO	5.000%	8/1/2009	15,995	16,701
Georgia GO	5.000%	12/1/2009	9,445	9,949
Georgia GO	5.000%	10/1/2010	7,620	8,159
Georgia GO	5.000%	12/1/2010	9,985	10,734
1 Georgia GO TOB VRDO	2.340%	2/7/2008	13,115	13,115
1 Georgia GO TOB VRDO	2.340%	2/7/2008	10,020	10,020
Henry County GA School Dist. GO	5.000%	4/1/2009	15,350	15,882
Main Street Natural Gas
Inc. Georgia Gas Project Rev.	5.000%	3/15/2010	12,000	12,477
Main Street Natural Gas
Inc. Georgia Gas Project Rev.	5.000%	3/15/2010	9,000	9,270
1 Metro. Atlanta GA Rapid Transp.
Auth. Georgia Sales Tax Rev. TOB VRDO	2.280%	2/7/2008 (4)	52,465	52,465
Muni. Electric Auth. Georgia
Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	12,500	12,804

				230,126

Hawaii (1.1%)
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,000
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,049
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	12,898
Honolulu HI City & County GO	5.000%	7/1/2010 (3)	4,065	4,307
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,225
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,793

				46,272

Illinois (5.6%)
Chicago IL Board of Educ.
(Westinghouse High School Project)	5.000%	12/1/2010 (1)(ETM)	2,775	2,975
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/2011 (1)	3,000	3,306
Chicago IL GO	5.125%	1/1/2009 (3)(Prere.)	14,030	14,554
1 Chicago IL GO TOB VRDO	2.240%	2/7/2008 (4)	10,415	10,415
1 Chicago IL GO TOB VRDO	2.250%	2/7/2008 (4)	6,055	6,055
1 Chicago IL GO TOB VRDO	2.250%	2/7/2008 (4)	20,065	20,065
1 Chicago IL GO TOB VRDO	2.250%	2/7/2008 (4)	11,000	11,000
Chicago IL Housing Auth.
Capital Project Rev.	5.000%	7/1/2008 (ETM)	2,500	2,530
Chicago IL Housing Auth.
Capital Project Rev.	5.000%	7/1/2008 (4)	5,355	5,418
Chicago IL Housing Auth.
Capital Project Rev.	5.000%	7/1/2009 (4)	2,670	2,771
Chicago IL Metro. Water
Reclamation Dist. GO	5.250%	12/1/2010 (ETM)	10,000	10,788
Chicago IL Park Dist. GO	5.000%	1/1/2010 (3)	8,145	8,539
Chicago IL Transit Auth. Rev.	5.250%	6/1/2009 (2)	1,000	1,041
1 Cook County IL GO TOB VRDO	2.600%	2/7/2008 (2)	7,520	7,520
Du Page & Cook Counties IL
Community Consolidated School
Dist. GO	5.250%	12/1/2012 (3)(Prere.)	3,750	4,188
Illinois Educ. Fac. Auth.
Rev. (Univ. of Chicago) PUT	4.050%	7/1/2009	7,060	7,230
Illinois Finance Auth. Rev.
(Loyola Academy) PUT	3.875%	10/1/2008 LOC	5,000	5,056
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,098
Illinois GO	5.000%	3/1/2009	24,695	25,480
Illinois GO	4.250%	6/1/2009	3,400	3,498
Illinois GO	5.000%	6/1/2009	8,955	9,300
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,233
Illinois GO	5.500%	8/1/2009	8,610	9,043
Illinois GO	5.000%	10/1/2009	14,800	15,499
Illinois GO	5.000%	1/1/2010	6,000	6,304
1 Kendall Kane & Will Counties
IL Community Unit School
Dist. TOB VRDO	3.500%	2/7/2008 (1)	8,400	8,400
1 Lake County IL Community
Consolidated School Dist.
TOB VRDO	2.250%	2/7/2008 (4)	13,635	13,635
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	7,280	7,221
1 Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.
TOB VRDO	2.250%	2/7/2008 (1)	11,395	11,395
Univ. of Illinois (Util.
Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,431

				240,988

Indiana (1.2%)
Indiana Bond Bank Rev.
Revolving Funding Program	5.600%	8/1/2010 (Prere.)	3,100	3,374
Indiana Health Fac. Auth.
Finance Auth. Rev. (Ascension
Health Credit Group)	5.000%	4/1/2010	17,565	18,439
Indiana Office Building Comm. Rev.
(Capitol Complex)	5.000%	7/1/2010 (4)	6,535	6,938
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2008	8,260	8,379
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2009	9,270	9,648
1 West Clark 2000 School
Building Corp. TOB VRDO	2.250%	2/7/2008	6,650	6,650

				53,428

Kansas (0.0%)
Univ. of Kansas Hosp.
Auth. Health System	5.000%	9/1/2009	750	772

Kentucky (1.0%)
Kentucky Asset/Liability
Comm. General Fund Rev.	5.000%	7/15/2009 (2)	4,500	4,683
Kentucky Asset/Liability
Comm. General Fund Rev.	5.000%	9/1/2009 (1)	14,455	15,100
Kentucky Property
& Building Comm. Rev.	5.000%	3/1/2008	1,250	1,253
Kentucky Property
& Building Comm. Rev.	5.000%	3/1/2009 (3)	2,000	2,063
Kentucky Property
& Building Comm. Rev.	5.000%	3/1/2010 (3)	2,190	2,308
Kentucky Property
& Building Comm. Rev.	5.125%	9/1/2010 (Prere.)	5,955	6,368
Kentucky Rural Water Finance
Corp. Rev. (Public Project
Construction Notes) PUT	3.650%	4/1/2008	12,000	12,026

				43,801

Louisiana (1.2%)
Louisiana GO	5.000%	5/1/2008 (4)	10,000	10,075
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,463
Louisiana GO	4.000%	7/15/2008 (11)	1,485	1,496
Louisiana GO	5.000%	5/1/2009 (4)	14,015	14,526
Louisiana GO	5.000%	7/15/2010 (11)	2,000	2,106
Louisiana Offshore Terminal Auth.
Deep Water Port Rev.
(LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	5,012
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/2009	10,000	10,393

				51,071

Maine (0.2%)
1 Maine State Turnpike Auth.
Turnpike Rev. TOB VRDO	3.780%	2/7/2008 (2)	7,910	7,910

Maryland (0.5%)
Maryland GO	5.250%	3/1/2008	2,135	2,141
Maryland GO	5.000%	3/15/2010	18,520	19,587

				21,728

Massachusetts (3.1%)
Massachusetts GAN	5.750%	6/15/2009	10,900	11,437
Massachusetts GO	5.250%	1/1/2009	10,000	10,294
Massachusetts GO	5.500%	2/1/2009 (1)	8,785	9,089
Massachusetts GO	5.000%	11/1/2009	10,000	10,492
Massachusetts GO	5.875%	2/1/2010 (Prere.)	7,600	8,196
Massachusetts GO	5.875%	2/1/2010 (Prere.)	16,585	17,886
Massachusetts GO	5.750%	6/1/2010 (Prere.)	35,045	37,750
Massachusetts GO	5.250%	8/1/2010	2,000	2,140
1 Massachusetts GO TOB VRDO	2.550%	2/7/2008 (2)	3,950	3,950
Massachusetts School Building
Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2009	11,500	12,001
Route 3 North Transp. Improvement
Assn. Massachusetts Lease Rev.	5.750%	6/15/2011 (1)	3,415	3,659
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	5,903

				132,797

Michigan (2.8%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,312
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,348
Detroit MI Sewer System Rev.	6.000%	7/1/2009 (1)	5,000	5,256
Detroit MI Sewer System Rev.	5.000%	7/1/2010 (4)	5,690	6,020
Greater Detroit MI
Resource Recovery Auth.	6.250%	12/13/2008 (2)	5,000	5,174
Michigan (New Center
Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	6,250	6,649
Michigan Building Auth. Rev.	5.000%	10/15/2008 (4)	16,000	16,344
Michigan Building Auth. Rev.	5.000%	10/15/2009 (4)	5,000	5,246
Michigan Building Auth. Rev.	5.000%	10/15/2010 (4)	12,325	13,195
Michigan Building Auth. Rev.	5.250%	10/15/2010	5,360	5,611
Michigan Comprehensive Transp. Rev.	5.500%	5/15/2010 (4)	2,070	2,218
Michigan GO	4.000%	9/30/2008 LOC	20,000	20,242
Michigan Strategic
Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	18,771

				118,386

Minnesota (1.0%)
Minnesota GO	5.000%	11/1/2008	24,785	25,350
Minnesota GO	5.000%	11/1/2010	10,000	10,721
Southern Minnesota Muni.
Power Agency Power Supply
System Rev.	5.000%	1/1/2009 (2)	5,000	5,128

				41,199

Mississippi (0.6%)
Mississippi GO	5.500%	11/1/2008	6,455	6,624
Mississippi GO	5.000%	10/1/2009	5,770	6,042
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,516

				24,182

Missouri (0.6%)
Bi-State Dev. Agency of the
Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink
Extension) PUT	3.950%	10/1/2009 LOC	5,000	5,120
1 Kansas City MO Muni.
Corp. Rev. TOB VRDO	3.500%	2/7/2008 (3)	4,500	4,500
Missouri Highways & Transp.
Comm. Road Rev.	5.000%	5/1/2009	9,165	9,506
St. Louis MO Airport Rev.
1 Airport Dev. Program TOB VRDO	2.190%	2/7/2008 (4)	8,635	8,635

				27,761

Nebraska (0.4%)
Central Plains Energy
Project Nebraska Gas Project
No. 1	5.000%	12/1/2008	5,000	5,089
Nebraska Public Power Dist. Rev.	5.250%	1/1/2009 (1)	4,130	4,181
Omaha NE Public Power Dist.
1 Electric Rev. TOB VRDO	2.280%	2/7/2008	6,815	6,815

				16,085

Nevada (3.2%)
Clark County NV Bond Bank GO	5.000%	11/1/2009 (2)	6,010	6,300
Clark County NV GO	5.500%	7/1/2010 (1)(Prere.)	23,000	24,703
Clark County NV School Dist. GO	5.250%	6/15/2009 (4)(Prere.)	5,000	5,213
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	17,636
Clark County NV School Dist. GO	5.000%	6/15/2010 (1)	10,730	11,378
Clark County NV School Dist. GO	5.250%	6/15/2010 (4)	13,675	14,602
Clark County NV School Dist. GO	5.250%	6/15/2010 (4)	10,495	10,893
Clark County NV School Dist. GO	5.500%	12/15/2011 (4)(Prere.)	6,000	6,660
2 Las Vegas Valley Water Dist.
Nevada GO Water Improvement
& Refunding	5.000%	2/1/2010	6,120	6,442
2 Las Vegas Valley Water Dist.
Nevada GO Water Improvement
& Refunding	5.000%	2/1/2011	2,925	3,140
1 Las Vegas Valley Water Dist.
Nevada GO Water Improvement
& Refunding TOB VRDO	2.750%	2/7/2008 (1)	11,800	11,800
1 Las Vegas Valley Water Dist.
Nevada GO Water Improvement
& Refunding TOB VRDO	4.200%	2/7/2008 (3)	5,310	5,310
Nevada GO	6.000%	5/15/2009	6,500	6,818
Nevada Highway Improvement
Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2009 (1)	5,000	5,256

				136,151

New Hampshire (0.1%)
New Hampshire State
Turnpike System Rev.	5.000%	5/1/2008 (2)	4,445	4,478

New Jersey (2.6%)
Cape May County NJ
Muni. Util. Auth. Rev.	6.000%	1/1/2010 (4)	6,495	6,949
Garden State Preservation
Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,745
New Jersey Building Auth. Rev.	5.000%	6/15/2009	5,150	5,340
New Jersey Building Auth. Rev.	5.000%	6/15/2010	7,505	7,938
New Jersey Econ. Dev.
Auth. Rev. (Cigarette Tax)	5.000%	6/15/2008	3,000	3,008
New Jersey Econ. Dev.
Auth. Rev. (School Fac.)	5.000%	3/1/2008	2,500	2,506
New Jersey Econ. Dev.
Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,360
New Jersey Econ. Dev.
Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,052
1 New Jersey Econ. Dev. Auth.
Rev. (School Fac.) TOB VRDO	2.180%	2/7/2008	11,000	11,000
New Jersey Econ. Dev. Auth.
Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	10,612
New Jersey Educ. Fac. Auth.
Rev. (Higher Education
Trust Fund)	5.000%	9/1/2008	6,915	7,033
New Jersey Educ. Fac. Auth.
Rev. (Higher Education
Trust Fund)	5.000%	9/1/2009	5,610	5,854
New Jersey Educ. Fac. Auth.
Rev. (Higher Education Trust Fund)	5.000%	9/1/2010	10,000	10,649
New Jersey Transp. Trust Fund
Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	2,025	2,288
1 New Jersey Transp. Trust Fund
Auth. Rev. TOB VRDO	3.500%	2/7/2008 (1)(2)	17,475	17,475

				112,809

New Mexico (1.1%)
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/2010 (3)	14,335	14,357
New Mexico Finance Auth. Rev.
1 TOB VRDO	2.540%	2/7/2008 (1)	9,165	9,165
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/2008 (ETM)	415	420
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/2008	2,335	2,364
New Mexico Severance Tax Rev.	5.000%	7/1/2009 (2)	2,000	2,079
New Mexico Severance Tax Rev.	5.000%	7/1/2009	15,755	16,396
New Mexico Severance Tax Rev.	5.000%	7/1/2009	1,000	1,041
New Mexico Severance Tax Rev.	5.000%	7/1/2010	1,000	1,062

				46,884

New York (6.4%)
Metro. New York Transp.
Auth. Rev. (Transit Rev.)	5.250%	11/15/2008	7,775	7,957
Metro. New York Transp.
Auth. Rev. (Transit Rev.)	5.000%	11/15/2009	2,755	2,881
Metro. New York Transp.
Auth. Rev. (Transit Rev.)	5.250%	11/15/2009 (ETM)	22,260	23,482
Metro. New York Transp.
Auth. Rev. (Transit Rev.)	5.000%	11/15/2010	2,000	2,129
Metro. New York Transp.
Auth. Rev. (Transit Rev.)	5.250%	11/15/2010	12,730	13,634
1 Metro. New York Transp.
Auth. Rev. (Transit Rev.) TOB VRDO	2.310%	2/7/2008	11,425	11,425
1 Metro. New York
Transp.Auth. Rev. TOB VRDO	2.310%	2/7/2008 (2)(4)	15,000	15,000
New York City NY GO	5.000%	6/1/2008	13,375	13,509
New York City NY GO	5.000%	8/1/2008	5,000	5,075
New York City NY GO	5.000%	8/1/2008	29,000	29,436
New York City NY GO	5.000%	8/1/2009	6,895	7,189
New York City NY GO	5.000%	8/1/2009	30	31
New York City NY GO	5.000%	8/1/2009 (ETM)	3,900	4,069
New York City NY GO	5.500%	8/1/2009	21,380	22,447
New York City NY GO	5.000%	8/1/2010	3,000	3,192
New York City NY GO	5.250%	11/1/2010 (2)	7,715	8,305
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2009 (3)	2,000	2,075
1 New York City NY Muni.
Water Finance Auth. Water
& Sewer System Rev. TOB VRDO	2.180%	2/7/2008	9,812	9,812
New York City NY
Transitional Finance Auth. Rev.	5.500%	11/1/2026	4,950	5,415
New York City NY Transitional
Finance Auth. Rev. Future Tax	4.500%	2/1/2008 (ETM)	1,000	1,000
New York City NY Transitional
Finance Auth. Rev. Future Tax	5.000%	11/1/2009 (ETM)	5,000	5,250
New York State Dormitory Auth. Rev.
(City Univ.)	5.250%	7/1/2009 (1)	10,000	10,424
New York State Dormitory Auth. Rev.
(State Univ.)	6.000%	5/15/2012 (1)	6,200	6,700
New York State Urban Dev.
Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/2009	21,105	21,664
New York State Urban Dev.
Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,939
Tobacco Settlement Asset
Securitization Corp. Inc. New York	6.375%	7/15/2009 (Prere.)	15,000	16,050
Tobacco Settlement Financing Corp.
New York Rev.	5.000%	6/1/2008	12,075	12,160
Tobacco Settlement Financing Corp.
New York Rev.	5.000%	6/1/2008	6,970	7,019
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) PUT	5.000%	9/1/2010	5,000	5,244

				275,513

North Carolina (1.9%)
Charlotte NC (Equipment Acquisition) COP	4.000%	3/1/2008	1,500	1,502
Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/2009	3,700	3,811
Concord NC Util. System Rev. VRDO	2.110%	2/7/2008 (4)	2,390	2,390
North Carolina GO	4.750%	4/1/2008 (Prere.)	5,000	5,097
North Carolina GO	4.600%	4/1/2009 (Prere.)	9,000	9,438
North Carolina GO	5.000%	4/1/2010	4,000	4,235
1 North Carolina Infrastructure
Financial Corp. COP TOB VRDO	2.250%	2/7/2008 (4)	2,755	2,755
North Carolina Muni. Power Agency Rev.	0.000%	1/1/2009 (1)	5,525	5,408
1 North Carolina Muni. Power
Agency Rev. TOB VRDO	3.150%	2/7/2008 (2)	13,165	13,165
Wake County NC Public Improvement GO	5.000%	3/1/2009	10,000	10,327
Wake County NC Public Improvement GO	5.000%	3/1/2010	21,800	23,035

				81,163

Ohio (2.3%)
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/2009	8,000	8,166
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/2010	3,000	3,102
Columbus OH GO	5.000%	6/15/2009	3,000	3,121
Columbus OH GO	5.000%	9/1/2011	5,605	6,099
Columbus OH GO	5.000%	9/1/2011	5,440	5,919
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,671
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	12,121
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,226
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,132
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.000%	4/1/2009	2,500	2,586
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/2009	5,000	5,195
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/2009	10,000	10,521
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2008	4,000	4,030
Ohio Infrastructure Improvement GO	5.000%	8/1/2009	4,400	4,591
Ohio Refunding &
Improvement Infrastructure	5.000%	8/1/2010	7,270	7,749
Ohio State Dept.
Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,367
Ohio State Univ. General Receipts Rev.	5.000%	6/1/2008	6,595	6,661

				99,257

Oklahoma (0.6%)
Oklahoma Dev. Finance Auth. Rev.
(Samuel Roberts Noble Foundation)	5.000%	5/1/2010	5,000	5,293
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2008 (4)	4,700	4,741
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2009 (4)	4,620	4,795
Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/2009 (2)	11,725	12,166

				26,995

Oregon (0.3%)
Oregon State Dept.
Administrative Services	5.000%	9/1/2010 (4)	5,000	5,340
Portland OR Sewer System Rev.	5.000%	6/1/2008	6,750	6,818

				12,158

Pennsylvania (6.1%)
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009 (1)(Prere.)	2,565	2,696
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009 (1)(Prere.)	4,310	4,531
Allegheny County PA Port Auth. Rev.	6.250%	3/1/2009 (1)(Prere.)	3,740	3,941
Allegheny County PA TRAN	4.000%	12/31/2008	20,000	20,326
Erie PA School Dist. GO	5.800%	9/1/2010 (2)(Prere.)	4,500	4,893
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,605	5,004
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,370	4,748
Pennsylvania GO	5.250%	2/1/2008	15,440	15,440
Pennsylvania GO	5.000%	8/1/2009	17,820	18,593
Pennsylvania GO	5.000%	8/1/2009	20,000	20,867
Pennsylvania GO	5.000%	9/1/2009	8,235	8,610
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	11,300	12,275
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	8,850	9,613
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	5,000	5,431
Pennsylvania Higher Educ.
Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.500%	7/15/2008 (Prere.)	2,000	2,031
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.000%	6/15/2009 (3)	6,150	6,368
Pennsylvania State Univ. Rev.	5.000%	3/1/2008	8,025	8,045
Pennsylvania Turnpike Comm. BAN	4.000%	10/15/2009 (2)	58,000	58,731
Philadelphia PA GO	5.000%	8/1/2009 (11)	4,775	4,931
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,000	3,109
1 Philadelphia PA School Dist. TOB VRDO	3.500%	2/7/2008 (2)	7,690	7,690
Pittsburgh PA GO	5.000%	9/1/2008 (1)(ETM)	11,615	11,812
Pittsburgh PA GO	5.000%	9/1/2008 (1)	2,810	2,847
Pittsburgh PA GO	5.750%	9/1/2009 (3)(Prere.)	4,505	4,754
Pittsburgh PA GO	6.000%	9/1/2009 (3)(Prere.)	4,450	4,714
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,680	2,821
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,985	3,142
Southcentral Pennsylvania
General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,576

				262,539

Puerto Rico (1.1%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2009	9,500	9,832
Puerto Rico Muni. Finance Agency	5.000%	8/1/2009	5,000	5,153
1 Puerto Rico Sales Tax
Financing Corp. Rev. TOB VRDO	2.600%	2/7/2008	32,000	32,000

				46,985

South Carolina (0.4%)
1 South Carolina Public
Service Auth. Rev. TOB VRDO	2.280%	2/7/2008 (4)	4,425	4,425
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	10,790	11,534

				15,959

Tennessee (3.1%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,390
Memphis TN Electric System Rev.	5.000%	12/1/2008 (4)	15,000	15,378
Memphis TN GO	5.000%	10/1/2008	4,705	4,794
1 Metro. Govt. of Nashville &
Davidson County TN Electric Rev.
TOB VRDO	2.340%	2/7/2008	22,690	22,690
Metro. Govt. of Nashville
& Davidson County TN GO	5.000%	8/1/2010	5,165	5,505
Metro. Govt. of Nashville
& Davidson County TN Health
& Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	2,000	2,061
Metro. Govt. of Nashville
& Davidson County TN Health
& Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	35,675	37,385
Sevier County TN Public Building Auth.
(Public Projects Construction Notes) PUT	3.650%	4/1/2008	4,000	4,009
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2010	5,000	5,171
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2010	18,965	19,782
Tennessee GO	5.250%	3/1/2010 (Prere.)	6,500	6,884
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/2008	5,720	5,754

				132,803

Texas (18.0%)
Aledo TX Independent School Dist. PUT	3.750%	8/1/2008	6,675	6,727
Arlington TX Independent School Dist.	5.000%	2/15/2010	10,105	10,656
Austin TX Electric Util. System Rev.	5.000%	11/15/2010 (2)	5,000	5,345
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,563
Comal TX Independent School Dist.	5.750%	8/1/2009 (Prere.)	20,000	21,070
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,064
Cypress-Fairbanks TX Independent
School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/2008	10,000	10,061
Cypress-Fairbanks TX Independent
School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	5,000	5,197
Cypress-Fairbanks TX Independent
School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	27,810	28,908
Dallas TX GO	5.000%	2/15/2010	8,965	9,450
Dallas TX GO	5.000%	2/15/2010	5,000	5,270
Denton TX Independent School Dist. GO	5.200%	8/15/2008 (Prere.)	10,180	10,351
1 Denton TX Independent School Dist. TOB VRDO	2.420%	2/7/2008	5,575	5,575
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,091
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	5,700	5,930
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	15,200	15,814
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,041
Grand Prairie TX Independent School Dist.	3.760%	8/1/2008	545	549
1 Harris County TX Permanent Improvement
& Refunding TOB VRDO	2.270%	2/7/2008 (4)	13,160	13,160
Harris County TX Toll Road Rev.	5.000%	8/15/2008 (3)	9,355	9,494
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	25,972
1 Houston TX GO TOB VRDO	2.250%	2/7/2008 (4)	6,300	6,300
1 Houston TX GO TOB VRDO	2.270%	2/7/2008 (4)	10,530	10,530
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,574
Houston TX Independent School Dist. GO	5.000%	2/15/2009 (Prere.)	14,315	14,742
Houston TX Independent School Dist. GO	5.000%	7/15/2009 (4)	3,600	3,752
Houston TX Independent School Dist. GO	5.000%	2/15/2010	8,585	9,045
1 Houston TX Independent
School Dist. GO TOB VRDO	2.250%	2/7/2008 (4)	15,330	15,330
Houston TX Util. System Rev.	5.250%	5/15/2010 (1)	2,300	2,433
1 Houston TX Util. System Rev. TOB VRDO	2.250%	2/7/2008 (4)	25,660	25,660
1 Houston TX Util. System Rev. TOB VRDO	2.280%	2/7/2008 (4)	9,920	9,920
1 Houston TX Water & Sewer System Rev. TOB VRDO	2.250%	2/7/2008	5,960	5,960
1 Houston TX Water & Sewer System Rev. TOB VRDO	2.280%	2/7/2008 (4)(Prere.)	21,000	21,000
Irving TX Hosp. Auth.
(Baylor Medical Center at Irving)	5.000%	7/1/2008	4,275	4,312
Irving TX Hosp. Auth.
(Baylor Medical Center at Irving)	5.000%	7/1/2009	3,990	4,098
Irving TX Hosp. Auth.
(Baylor Medical Center at Irving)	5.000%	7/1/2010	4,720	4,906
1 Longview TX Water & Sewer Rev. TOB VRDO	3.500%	2/7/2008 (1)	9,215	9,215
Mesquite TX
Independent School Dist. GO PUT	3.650%	12/1/2008	16,810	17,014
Montgomery County TX PUT	5.000%	9/1/2008 (4)	3,000	3,048
Montgomery County TX PUT	5.000%	9/1/2010 (4)	2,500	2,633
North Texas Tollway Auth. BAN	4.125%	11/19/2008	100,000	100,165
Northside TX
Independent School Dist. PUT	3.780%	6/1/2009	10,000	10,205
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2008	10,410	10,522
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2009	19,950	20,549
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/2010	8,460	8,814
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2009	7,400	7,618
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009	8,500	8,771
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2010	9,185	9,667
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2010	5,760	6,090
San Antonio TX Electric & Gas System PUT	3.625%	12/1/2010	30,000	30,569
Spring TX Independent School
Dist. Schoolhouse GO PUT	3.720%	8/15/2008 (4)	10,000	10,059
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/2009 (4)	2,885	2,978
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	2,890
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,669
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,255
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,075
Texas A & M Univ. Rev. Financing System	5.250%	5/15/2010	10,000	10,654
Texas GO	6.000%	10/1/2008 (1)	5,750	5,901
Texas GO Public Finance Auth.	5.000%	10/1/2009	4,000	4,189
1 Texas GO TOB VRDO	2.280%	2/7/2008	4,285	4,285
1 Texas GO TOB VRDO	2.280%	2/7/2008	4,000	4,000
1 Texas GO TOB VRDO	2.290%	2/7/2008	3,000	3,000
Texas Muni. Gas
Acquisition & Supply Corp. Rev.	3.674%	12/15/2009	10,000	9,541
Texas Muni. Gas
Acquisition & Supply Corp. Rev.	3.744%	9/15/2010	10,000	9,642
Texas Muni. Gas
Acquisition & Supply Corp. Rev.	5.000%	12/15/2010	13,370	13,895
Texas Public Finance Auth. Rev.	5.000%	2/1/2010 (3)	5,000	5,232
Texas State Transp. Comm. First Tier	5.000%	4/1/2009	13,000	13,446
Texas State Transp. Comm. First Tier	5.000%	4/1/2010	12,000	12,683
Texas State Transp. Comm. First Tier	5.000%	4/1/2012	7,000	7,639
1 Texas Transp. Comm.
Mobility Fund TOB VRDO	2.230%	2/7/2008	5,220	5,220
Texas Turnpike Auth.
Central Texas Turnpike System Rev.	5.000%	6/1/2008	14,865	15,014
Univ. of Houston TX Rev.	5.250%	2/15/2008 (4)	5,435	5,442
Univ. of Houston TX Rev.	5.500%	2/15/2010 (1)(Prere.)	5,500	5,845
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	2,500	2,541
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	7,000	7,113
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2010	4,470	4,765

				772,703

Utah (0.3%)
Intermountain Power
Agency Utah Power Supply Rev.	5.000%	7/1/2010 (4)	6,290	6,682
Utah GO	5.375%	7/1/2012	5,000	5,571

				12,253

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	4,855

Virginia (1.1%)
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assn. Project) PUT	3.300%	10/1/2008	2,500	2,512
Pocahontas Parkway Assn. Virginia
Route 895 Connector Toll Road Rev.	0.000%	8/15/2008 (Prere.)	5,800	1,110
Rappahannock VA Regional Jail
Auth Rev. GAN	4.250%	12/1/2009	5,000	5,076
Virginia College Building
Auth. Educ. Fac. Rev.	5.000%	2/1/2008	10,885	10,885
Virginia College Building
Auth. Educ. Fac. Rev. Public
Higher Educ. Financing Program	5.000%	9/1/2009	6,305	6,592
Virginia Public Building Auth. Rev.	5.000%	8/1/2009	7,050	7,355
Virginia Public Building Auth. Rev.	5.000%	8/1/2010	4,000	4,263
Virginia Public School Auth. Rev.	5.000%	8/1/2010	6,000	6,400
Virginia Public School Auth. Rev.	5.500%	8/1/2010	4,645	5,011

				49,204

Washington (5.1%)
1 Central Puget Sound WA Regional
Transit Auth. Sales & Use Tax
Rev. TOB VRDO	2.200%	2/7/2008	17,077	17,077
Clark County WA School Dist. GO	5.750%	12/1/2011 (Prere.)	10,585	11,835
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/2009	15,000	15,604
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/2010	42,450	45,067
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/2009	8,090	8,416
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,182
Port of Seattle WA Rev.	5.000%	3/1/2009 (4)	3,415	3,525
Port of Seattle WA Rev.	5.000%	3/1/2010 (4)	3,230	3,408
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2008	2,075	2,075
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/2009	2,170	2,213
1 Seattle WA Refunding
& Improvement GO TOB VRDO	2.250%	2/7/2008	5,920	5,920
Washington GO	4.000%	1/1/2010 (2)	7,885	8,129
Washington GO	4.000%	1/1/2010	11,985	12,372
Washington GO	4.000%	1/1/2010	4,055	4,186
Washington GO	5.000%	7/1/2010	5,525	5,871
Washington GO	5.000%	1/1/2011 (2)	21,735	23,254
Washington GO	5.000%	1/1/2011	11,155	11,410
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	9,225	9,225
1 Washington GO TOB VRDO	2.340%	2/7/2008 (4)	4,695	4,695
1 Washington GO TOB VRDO	2.600%	2/7/2008 (2)	11,940	11,940
1 Washington GO TOB VRDO	2.750%	2/7/2008 (2)	10,415	10,415

				219,819

West Virginia (0.3%)
West Virginia GO	5.500%	6/1/2010 (4)	5,000	5,364
West Virginia Higher Educ.
Policy Comm. Rev.	5.000%	4/1/2008 (1)	2,500	2,512
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/2010 (4)(Prere.)	5,000	5,421

				13,297

Wisconsin (2.1%)
Milwaukee WI GO	5.000%	2/15/2009 (4)	5,835	6,015
Milwaukee WI GO	5.000%	10/1/2010 (1)	12,735	13,595
Wisconsin Clean Water Rev.	5.000%	6/1/2009	3,175	3,297
Wisconsin GO	5.000%	5/1/2008	8,055	8,115
Wisconsin GO	5.000%	5/1/2009	13,745	14,245
Wisconsin GO	5.000%	5/1/2010 (1)	8,690	9,190
Wisconsin GO	5.000%	5/1/2010 (1)	14,405	15,234
1 Wisconsin GO TOB VRDO	2.270%	2/7/2008 (4)	11,195	11,195
Wisconsin Transp. Rev.	5.000%	7/1/2008 (3)	8,750	8,858

				89,744

Multiple States (0.4%)
1 Various States TOB VRDO	2.350%	2/7/2008	17,280	17,280

Total Municipal Bonds
(Cost $4,141,891)				4,197,529

Shares

Temporary Cash Investment (1.4%)

3 Vanguard Municipal Cash Management Fund
(Cost $60,229)	2.441%		60,228,542	60,229

Total Investments (99.2%)
(Cost $4,202,120)				4,257,758

Other Assets and Liabilities-Net (0.8%)				35,428

Net Assets (100%)				4,293,186

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $771,303,000, representing 18.0% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2008.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
 KEY TO ABBREVIATIONS ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $4,202,120,000. Net unrealized appreciation of investment securities for tax purposes was $55,638,000, consisting of unrealized gains of $56,542,000 on securities that had risen in value since their purchase and $904,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

Alabama (1.6%)
Alabama GO	5.250%	6/1/2012	5,105	5,523
Alabama GO	5.250%	6/1/2013	5,105	5,523
Alabama GO	5.250%	6/1/2014	5,155	5,577
Alabama GO	5.250%	6/1/2015	3,455	3,728
Alabama Public School & College Auth.	5.000%	12/1/2019	58,350	64,613
Alabama Public School & College Auth.	5.000%	12/1/2020	60,660	66,588
Alabama Public School & College Auth.	5.000%	12/1/2021	63,100	68,672
Alabama Public School & College Auth.	5.000%	12/1/2022	29,095	31,464
Courtland AL Dev. Board Pollution Control
Rev. (International Paper Co.)	5.000%	6/1/2025	5,000	4,798
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	16,529

				273,015

Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/2011 (1)	5,395	6,451
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,443
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	7,512

				20,406

Arizona (2.3%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2011 (Prere.)	11,030	12,114
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2011 (Prere.)	5,500	6,041
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2011 (Prere.)	5,000	5,492
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,781
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2018	10,000	11,152
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2019	10,000	11,051
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2020	11,500	12,598
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2021	16,300	17,708
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2022	10,000	10,794
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2023	8,000	8,590
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2024	10,000	10,681
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2025	8,040	8,542
Arizona Transp. Board Highway Rev.	6.000%	7/1/2010	25,000	27,168
Arizona Transp. Board Highway Rev.	5.000%	7/1/2017	11,960	13,292
Arizona Transp. Board Highway Rev.	5.250%	7/1/2018	4,000	4,332
Arizona Transp. Board Highway Rev.	5.250%	7/1/2019	4,110	4,447
Arizona Transp. Board Highway Rev.	5.000%	7/1/2022	8,630	9,245
Arizona Transp. Board Highway Rev.	5.000%	7/1/2023	8,180	8,643
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	2,000	2,105
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/2016	6,500	6,941
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/2017	6,000	6,413
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/2018	6,000	6,384
Mesa AZ Util. System Rev.	5.000%	7/1/2019 (3)	10,000	11,064
Mesa AZ Util. System Rev.	5.000%	7/1/2021 (3)	12,000	13,151
Phoenix AZ Civic Improvement
Corp. Airport Rev.	5.250%	7/1/2009 (4)	4,795	4,900
Phoenix AZ Civic Improvement
Corp. Airport Rev.	5.250%	7/1/2010 (4)	2,500	2,552
Phoenix AZ Civic Improvement
Corp. Airport Rev.	5.250%	7/1/2011 (4)	3,000	3,061
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2012 (3)	9,645	10,437
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2013 (3)	5,000	5,395
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2014 (3)	6,820	7,358
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/2014 (3)	4,215	4,630
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,114
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2021	3,500	3,605
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2022	3,790	3,865
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2023	8,335	8,426
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2024	4,485	4,486
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2025	18,880	18,794
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2026	22,645	22,379
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2028	22,910	22,370
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,350	8,348
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,780	8,837
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	6,210	7,053
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	4,000	4,543
Tucson AZ GO	7.375%	7/1/2013	4,500	5,530

				400,412

California (10.5%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2021	20,195	21,897
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2022	5,800	6,292
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2023	28,000	30,013
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2023	13,500	14,570
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2024	12,955	13,889
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2024	29,930	31,889
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2025	17,000	18,015
California GO	5.750%	8/1/2008 (3)	855	869
California GO	6.300%	9/1/2010	4,000	4,375
California GO	5.250%	10/1/2013 (1)	6,115	6,790
California GO	5.250%	2/1/2014	20,000	22,054
California GO	5.000%	6/1/2014 (Prere.)	8,580	9,650
California GO	5.250%	11/1/2014	10,000	11,042
California GO	5.000%	3/1/2015	11,910	13,045
California GO	5.250%	11/1/2015	10,225	11,198
California GO	6.000%	4/1/2018	11,980	14,177
California GO	5.000%	12/1/2018	85	90
California GO	5.000%	12/1/2021	16,365	17,316
California GO	5.000%	3/1/2022 (2)	10,000	10,374
California GO	5.000%	12/1/2022	13,080	13,722
California GO	5.000%	3/1/2023	38,920	40,111
California GO	5.000%	3/1/2023	35,495	36,710
California GO	5.000%	6/1/2023 (2)	10,000	10,297
California GO	5.125%	11/1/2023	7,000	7,305
California GO	5.000%	3/1/2024	30,390	31,243
California GO	5.000%	11/1/2024	6,630	6,846
California GO	5.000%	12/1/2024	14,260	14,729
California GO	5.000%	3/1/2025	14,125	14,454
California GO	5.000%	8/1/2026	9,000	9,158
California GO	5.000%	11/1/2027	8,000	8,141
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2017	8,000	8,481
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2019	3,135	3,287
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2020	4,180	4,352
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2021	6,165	6,390
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2009	4,555	4,611
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2010	6,635	6,716
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2012	7,895	7,991
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2014	8,370	9,237
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2016	8,750	9,591
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2017	7,085	7,703
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2018	6,500	7,014
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2019	11,820	12,677
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2020	10,000	10,654
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2021	15,230	16,111
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2022	15,985	16,807
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2023	11,465	12,003
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2024	10,000	10,412
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2025	7,500	7,771
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/2026	7,500	7,743
California State Dept. of Water
Resources Power Supply Rev.	5.375%	5/1/2012 (2)(Prere.)	37,000	41,511
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/2012 (1)	8,000	8,883
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/2012 (Prere.)	15,000	17,204
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/2013	20,000	22,527
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/2014 (2)	10,000	11,036
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/2015 (2)	61,875	67,903
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	103,698
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,517
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	995	1,025
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	300	308
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/2008	73,000	73,048
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	8,750	8,840
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,999
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	56,533
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	23,817
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2011 (1)(Prere.)	8,110	8,851
Fresno CA Sewer Rev.	6.250%	9/1/2014 (2)	12,000	13,599
Golden State Tobacco
Securitization Corp. California	6.250%	6/1/2033 (Prere.)	39,580	44,284
Golden State Tobacco
Securitization Corp. California	6.750%	6/1/2013 (Prere.)	79,735	94,431
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2014	9,000	9,255
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2015	6,505	6,653
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2016	12,545	12,749
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2021 (2)	15,000	15,341
Golden State Tobacco
Securitization Corp. California	4.500%	6/1/2027	13,380	12,246
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2029 (2)	40,000	40,074
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	19,972
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015	20,000	21,626
Los Angeles CA USD GO	5.000%	7/1/2021 (4)	10,000	10,951
Los Angeles CA USD GO	5.000%	7/1/2021 (4)	5,825	6,379
Los Angeles CA USD GO	5.000%	7/1/2022 (4)	22,410	24,355
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	46,690	49,475
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	24,035	25,631
Los Angeles CA USD GO	5.000%	7/1/2023 (4)	6,425	6,946
Los Angeles CA USD GO	5.000%	7/1/2024 (1)	19,915	20,908
Los Angeles CA USD GO	5.000%	7/1/2025 (4)	7,330	7,823
Los Angeles CA USD GO	5.000%	7/1/2025 (4)	5,000	5,336
Los Angeles County CA Transp.
Comm. Sales Tax Rev.	6.500%	7/1/2010 (4)	41,365	43,747
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	11,775	12,218
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2022 (2)	7,015	7,233
Saddleback Valley CA USD	5.000%	8/1/2023 (4)	5,460	5,851
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	9,252
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	10,341
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	11,600
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,763
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	17,220
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	28,165
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,728
San Jose CA Redev. Agency	5.000%	8/1/2020 (2)	20,000	21,047
1 Santa Clara County CA
Financing Auth. Lease Rev.	5.000%	11/15/2019	13,825	15,002
1 Santa Clara County CA
Financing Auth. Lease Rev.	5.000%	11/15/2020	14,185	15,251
Univ. of California Rev.	5.000%	5/15/2021	11,125	12,059
Univ. of California Rev.	5.000%	5/15/2022	10,000	10,774
Univ. of California Rev.	5.000%	5/15/2033 (2)	20,000	20,342

				1,830,311

Colorado (2.2%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	18,935	20,619
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	21,778
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	10,889
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	10,889
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	20,795	23,008
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,185	6,843
2 Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	25,185	27,865
Colorado Dept. of Transp. Rev.	5.375%	6/15/2012 (Prere.)	8,500	9,526
Colorado Dept. of Transp. Rev.	5.500%	6/15/2012 (1)	11,780	13,112
Colorado Dept. of Transp. Rev.	5.500%	6/15/2013 (1)	14,500	16,356
Colorado Dept. of Transp. Rev.	5.000%	12/15/2015 (3)	57,325	64,296
Colorado Health Fac. Auth. Rev.
(Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	5,930
Colorado Health Fac. Auth. Rev.
(Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,591
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,022
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,773
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,477
Colorado Springs CO Util. System Rev.	5.000%	11/15/2009	5,000	5,253
Colorado Springs CO Util. System Rev.	5.375%	11/15/2012	12,620	13,816
Colorado Springs CO Util. System Rev.	5.375%	11/15/2014	12,745	13,933
Denver CO City & County GO
(Justice System Fac.)	5.000%	8/1/2018	6,490	7,219
Denver CO City & County GO
(Justice System Fac.)	5.000%	8/1/2019	5,865	6,470
Denver CO City & County GO
(Justice System Fac.)	5.000%	8/1/2020	8,255	9,034
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2014	7,065	7,809
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)(Prere.)	8,100	6,882
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)(ETM)	6,600	6,008
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)	8,000	7,062
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2017 (1)	24,490	15,917
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	15,100	8,687
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2024 (1)	20,000	8,292
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/2016 (4)	10,135	11,436
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/2021 (3)	6,605	6,982

				379,774

Connecticut (1.5%)
Connecticut GO	5.000%	4/15/2008	4,510	4,538
Connecticut GO	5.250%	6/15/2008	7,000	7,086
Connecticut GO	5.000%	4/15/2009	6,810	7,057
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,675
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,464
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	27,758
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,675	6,212
Connecticut GO	5.500%	11/15/2011 (4)	21,215	23,574
Connecticut GO	5.500%	12/15/2011 (1)	9,000	10,018
Connecticut GO	5.500%	12/15/2012 (4)	5,020	5,670
Connecticut GO	5.000%	11/1/2013	10,000	11,164
Connecticut GO	5.125%	11/15/2013	19,000	20,630
Connecticut GO	5.500%	12/15/2013	4,705	5,389
Connecticut GO	5.500%	12/15/2014	7,700	8,914
Connecticut GO	5.000%	11/1/2015	5,000	5,652
Connecticut GO	5.000%	12/15/2015	14,345	16,237
Connecticut GO	5.000%	12/15/2017	5,400	6,093
Connecticut GO	5.000%	12/15/2018	11,000	12,304
Connecticut GO	5.000%	12/15/2020	23,650	26,069
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/2010	12,000	12,857
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,818
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,943

				258,122

Delaware (0.1%)
Delaware GO	5.000%	5/1/2013	8,675	9,639

District of Columbia (1.0%)
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,432
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,168
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	7,936
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,289
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,768
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	1,993
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	16,065
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,191
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	16,592
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,242
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	4,850
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	9,154
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	13,334
District of Columbia GO	5.000%	6/1/2019 (4)	5,325	5,869
District of Columbia GO	5.000%	6/1/2020 (4)	11,940	13,040
District of Columbia GO	5.000%	6/1/2021 (4)	10,880	11,781
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,225
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,780
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,414
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2021 (2)	5,610	5,885
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2022 (2)	5,800	6,035
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2023 (2)	6,600	6,823
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/2024 (2)	6,190	6,356
District of Columbia Water &
Sewer Auth. Public Util. Rev.	5.500%	10/1/2023 (4)	15,115	17,602

				182,824

Florida (4.4%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,444
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2009	2,000	2,070
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2010	21,330	22,037
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,494
Citizens Property Insurance Corp.
Florida (High Risk Account)	5.000%	3/1/2014 (1)	35,000	38,234
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,049
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	4,948
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,293
Florida Board of Educ. Public Educ.	5.250%	6/1/2013 (4)	17,825	19,721
Florida Board of Educ. Public Educ.	5.375%	6/1/2013	6,820	7,574
Florida Board of Educ. Public Educ.	5.000%	6/1/2014	5,040	5,572
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	5,922
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,064
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	11,643
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (2)	18,200	20,252
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,887
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,751
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	11,887
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,631
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	4,058
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (2)	19,155	21,534
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	11,207
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2015 (2)	10,165	11,481
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,345
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2016 (2)	6,215	6,910
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,608
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2020 (2)	12,845	13,856
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2021 (2)	13,390	14,343
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2023 (2)	11,235	11,899
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/2009 (4)	18,580	19,330
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/2009 (1)	14,330	14,860
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/2010 (3)	3,615	3,883
Florida Dept. of Environmental
Protection & Preservation Rev.	5.375%	7/1/2013 (1)	7,645	8,473
Florida Dept. of Environmental
Protection & Preservation Rev.	5.500%	7/1/2013 (4)	11,920	13,476
Florida Dept. of Transp.	5.250%	7/1/2015	4,000	4,191
Florida Division Board Financial Dept.
of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/2012 (2)	11,500	12,892
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.000%	7/1/2012	40,000	43,165
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.250%	7/1/2012	17,865	19,462
Florida Muni. Power Agency Rev.
(Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,350
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (3)	2,185	2,230
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (4)	5,000	5,449
Florida Turnpike Auth. Rev.	5.000%	7/1/2016 (4)	10,000	10,910
Florida Turnpike Auth. Rev.	5.000%	7/1/2019 (2)	4,425	4,808
Florida Turnpike Auth. Rev.	5.000%	7/1/2020 (2)	4,645	5,011
Florida Turnpike Auth. Rev.	5.000%	7/1/2025 (2)	5,885	6,173
Fort Myers FL Rev.	5.000%	12/1/2025 (1)	7,340	7,714
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2015 (Prere.)	820	922
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2020	1,000	1,038
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2020	1,000	1,038
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2021	1,000	1,033
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2021	280	289
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2022	1,000	1,029
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2022	1,000	1,029
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2023	500	512
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2023	1,500	1,537
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2027	10,000	10,070
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,850
Hillsborough County FL Util. Rev.	5.500%	8/1/2013 (2)	10,000	11,241
Jacksonville FL Electric Auth. Rev.
(St. John's River Power Park)	5.000%	10/1/2019 (1)	5,000	5,381
Jacksonville FL Electric Auth. Rev.
(St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,345
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/2013 (3)	3,045	3,410
Lakeland FL Electric & Water Rev.	6.050%	10/1/2012 (4)	10,000	11,403
Miami-Dade County FL Educ. Fac.
Auth. Rev. (Univ. of Miami)	5.000%	4/1/2014 (2)(Prere.)	13,760	15,339
Miami-Dade County FL Educ. Fac.
Auth. Rev. (Univ. of Miami)	5.000%	4/1/2014 (2)(Prere.)	10,910	12,162
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	11,586
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,417
Miami-Dade County FL School Board COP	5.000%	11/1/2021 (2)	3,280	3,417
Miami-Dade County FL School Board COP	5.000%	11/1/2022 (2)	3,155	3,262
Miami-Dade County FL School Board COP	5.000%	11/1/2023 (2)	2,500	2,568
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	5,025	5,107
Orange County FL School Board COP	5.000%	8/1/2023 (3)	9,000	9,243
Orange County FL School Board COP	5.000%	8/1/2024 (3)	4,000	4,081
Orange County FL Tourist Dev. Rev.	5.000%	10/1/2027 (2)	12,630	12,895
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/2014 (2)	4,000	4,415
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2013 (ETM)	10,000	11,306
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2014 (ETM)	5,000	5,703
Palm Beach County FL Rev.
(Raymond F. Kravis Center for
the Performing Arts, Inc.) VRDO	2.300%	2/7/2008 LOC	5,000	5,000
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2023	5,000	5,321
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2024	7,805	8,266
South Florida Water Management Dist.	5.000%	10/1/2013 (2)	5,000	5,397
South Florida Water Management Dist.	5.000%	10/1/2014 (2)	9,460	10,253
South Florida Water Management Dist.	5.000%	10/1/2015 (2)	5,800	6,301
South Florida Water Management Dist.	5.000%	10/1/2016 (2)	3,000	3,258
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	4.500%	2/1/2008 (2)	2,900	2,900
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	4.500%	2/1/2008 (2)	11,200	11,200
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.250%	12/1/2020	10,000	10,320
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,119
Tampa-Hillsborough
County FL Expressway Auth. Rev.	5.000%	7/1/2024 (2)	15,350	16,124

				769,178

Georgia (4.1%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	11,930	12,704
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2016 (3)	5,000	5,325
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/2033 (4)	9,000	9,178
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2010 (3)	10,000	10,753
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2011 (3)	10,000	10,958
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2025 (4)	10,000	12,051
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2026 (4)	15,460	18,660
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2027 (4)	6,635	7,996
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2028 (4)	7,500	9,052
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	38,019
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2024	9,000	10,287
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2025	17,590	20,090
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/2026	21,310	24,333
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,530
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,526
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	6,897
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,098
Fulton County GA School Dist. GO	6.375%	5/1/2010	11,540	12,080
Georgia GO	7.400%	8/1/2008 (ETM)	170	174
Georgia GO	7.400%	8/1/2008	5,710	5,863
Georgia GO	7.400%	8/1/2008 (ETM)	20	21
Georgia GO	7.100%	9/1/2009	7,900	8,515
Georgia GO	7.450%	1/1/2010	4,000	4,386
Georgia GO	6.250%	8/1/2010	7,800	8,553
Georgia GO	6.750%	9/1/2010	8,000	8,893
Georgia GO	5.700%	7/1/2011	4,470	4,956
Georgia GO	5.750%	9/1/2011	2,500	2,788
Georgia GO	5.000%	10/1/2011	18,810	20,530
Georgia GO	5.000%	11/1/2011 (Prere.)	15,570	16,984
Georgia GO	5.000%	11/1/2011 (Prere.)	16,500	17,998
Georgia GO	5.250%	12/1/2011	18,320	20,235
Georgia GO	5.400%	4/1/2013	7,525	8,491
Georgia GO	5.000%	10/1/2013	21,050	23,531
Georgia GO	5.500%	7/1/2014	15,750	18,161
Georgia GO	5.000%	10/1/2014	19,250	21,709
Georgia GO	5.500%	7/1/2015	10,000	11,637
Georgia GO	5.000%	10/1/2015	21,910	24,842
Georgia GO	5.000%	4/1/2016	15,590	17,694
Georgia GO	5.000%	7/1/2016	10,000	11,374
Georgia GO	5.000%	7/1/2016	8,000	8,983
Georgia GO	5.000%	10/1/2016	24,515	27,950
Georgia GO	5.000%	10/1/2018	20,735	23,256
Georgia GO	5.000%	9/1/2019	7,580	8,329
Georgia GO	5.000%	12/1/2022	14,535	15,967
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/2021	14,250	15,166
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/2022	10,355	11,021
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,290
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,607
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,868
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2020	23,970	24,866
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2021	12,500	12,236
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2021	37,000	38,025
3 Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB VRDO	2.280%	2/7/2008 (4)	25,940	25,940

				725,376

Hawaii (1.5%)
Hawaii GO	5.625%	9/1/2009 (4)(Prere.)	3,510	3,735
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,789
Hawaii GO	5.750%	10/1/2010 (1)(Prere.)	115	125
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,181
Hawaii GO	6.000%	11/1/2010 (4)	10,000	10,968
Hawaii GO	5.750%	10/1/2011 (1)	2,095	2,268
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,707
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,392
Hawaii GO	5.625%	9/1/2012 (4)	1,490	1,576
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,290
Hawaii GO	5.375%	8/1/2013 (3)	16,595	17,934
Hawaii GO	5.375%	8/1/2013 (3)	14,700	15,886
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,436
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,590
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,815
Hawaii GO	5.000%	7/1/2017 (2)	45,235	49,710
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,427
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,279
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	3,965
1 Honolulu HI City & County GO	5.250%	7/1/2014 (4)	10,000	11,023
1 Honolulu HI City & County GO	5.250%	7/1/2015 (4)	7,500	8,324
1 Honolulu HI City & County GO	5.250%	7/1/2016 (4)	7,500	8,352
1 Honolulu HI City & County GO	5.250%	7/1/2017 (4)	7,625	8,547
1 Honolulu HI City & County GO	5.250%	7/1/2018 (4)	9,110	10,196
Honolulu HI City & County GO	5.000%	7/1/2021 (4)	4,000	4,349
Honolulu HI City & County GO	5.000%	7/1/2023 (1)	10,000	10,577
Honolulu HI City & County GO	5.000%	7/1/2023 (4)	3,625	3,895
Honolulu HI City & County GO	5.000%	7/1/2024 (4)	5,070	5,419

				266,755

Illinois (2.9%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	22,942
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	27,613
Chicago IL Board of Educ. GO	5.000%	12/1/2016 (4)	1,985	2,234
Chicago IL Board of Educ. GO	5.000%	12/1/2018 (4)	2,500	2,793
Chicago IL Board of Educ. GO	5.000%	12/1/2019 (4)	6,130	6,788
Chicago IL Board of Educ. GO	5.000%	12/1/2026 (4)	12,640	13,331
Chicago IL GO	5.000%	1/1/2021 (4)	18,155	19,452
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	5,540	6,160
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	7,150	7,951
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	15,715	17,475
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2012 (Prere.)	13,425	14,928
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,211
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2021 (4)	15,960	17,093
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2022 (4)	18,595	19,775
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2023 (4)	15,475	16,367
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2024 (4)	20,000	21,037
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,595	3,979
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,200	3,541
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	4,035	4,466
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	2,000	2,213
Chicago IL Water Rev.	0.000%	11/1/2014 (2)	7,460	5,859
Chicago IL Water Rev.	0.000%	11/1/2015 (2)	7,555	5,661
Illinois GO	5.000%	10/1/2010	9,000	9,615
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,121
Illinois GO	5.250%	10/1/2012	14,000	15,532
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,819
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,466
Illinois GO	5.250%	10/1/2014	40,000	44,557
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,255
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,524
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,094
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,073
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,358
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO	2.650%	2/1/2008 (1)	20,930	20,930
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	5,895	6,029
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	945	966
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	1,030	1,121
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	3,225	3,511
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,250	4,620
Illinois Sales Tax Rev.	6.125%	6/15/2014	6,850	7,403
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (2)	25,000	26,307
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2016 (1)	8,330	5,960
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2019 (3)	39,340	24,467
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2023 (1)	32,515	15,482
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2024 (1)	15,895	7,152
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/2016 (1)	15,270	11,245

				505,476

Indiana (0.2%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/2025	11,000	11,079
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/2026	15,000	15,019
Indiana Muni. Power Agency Rev.	5.875%	1/1/2010 (1)	4,500	4,772

				30,870

Kansas (0.1%)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2016	1,250	1,331
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2017	1,000	1,060
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2018	1,000	1,055
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2019	1,500	1,570
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2020	1,500	1,559
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2021	1,500	1,552
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2024	6,505	6,641
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2026	7,000	7,078

				21,846

Kentucky (0.6%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	3,500	3,806
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	6,135	6,671
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	9,725	10,620
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	11,815	12,903
Kentucky Property & Building Comm. Rev.	5.375%	10/1/2011 (1)(Prere.)	5,000	5,501
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2012 (4)	10,000	11,186
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2013 (4)	27,540	29,820
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2015 (4)	15,480	16,761

				97,268

Louisiana (3.1%)
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	11,582
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	19,492
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	20,540
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,274
Louisiana GO	5.000%	5/1/2011 (4)	16,830	18,158
Louisiana GO	5.000%	5/1/2012 (4)	18,955	20,691
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,689
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,763
Louisiana GO	5.000%	5/1/2018 (4)	25,710	28,349
Louisiana GO	5.000%	5/1/2021 (4)	9,765	10,514
Louisiana GO	5.000%	5/1/2023 (4)	32,565	34,691
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/2020 (3)	6,200	6,606
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2030 (3)	46,465	46,940
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/2008 (1)(Prere.)	4,990	5,107
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.000%	5/15/2015	4,055	4,272
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.000%	5/15/2017	3,000	3,150
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.250%	5/15/2027	31,665	32,057
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.250%	5/15/2038	28,360	27,977
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.375%	5/15/2043	48,295	48,154
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.000%	6/1/2018 (2)	14,470	15,008
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.000%	6/1/2021 (2)	20,000	20,339
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.000%	6/1/2022 (2)	14,160	14,332
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.000%	6/1/2023 (2)	10,000	10,074
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/2037	115,000	111,513

				538,272

Maryland (0.9%)
Maryland Dept. of Transp.	5.000%	3/1/2015	7,600	8,551
Maryland Dept. of Transp.	5.000%	3/1/2016	5,900	6,664
Maryland GO	5.500%	7/15/2009	16,490	17,315
Maryland GO	5.000%	8/1/2012	10,000	11,016
Maryland GO	5.000%	8/1/2013	23,550	26,259
Maryland GO	5.500%	3/1/2016	8,035	9,398
Maryland GO	5.000%	3/15/2017	17,540	19,990
Maryland GO	5.000%	8/1/2017	15,760	17,595
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/2014 (Prere.)	2,980	3,337
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/2014 (Prere.)	3,915	4,383
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.625%	7/1/2010 (Prere.)	4,000	4,438
Maryland Transp. Auth. Rev.	5.000%	3/1/2016	2,500	2,824
Maryland Transp. Auth. Rev.	5.000%	3/1/2017	5,000	5,659
Montgomery County MD GO	5.000%	11/1/2010	9,770	10,482
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/2013	7,800	8,674

				156,585

Massachusetts (7.0%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/2013	5,785	6,309
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,140
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,102
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,102
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2021	6,840	8,057
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2022	13,000	14,626
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2023	10,000	11,228
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024	10,525	12,411
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024 (1)	5,000	5,857
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2028	10,000	11,474
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2029	5,000	5,737
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2030	8,500	9,747
Massachusetts Dev. Finance Agency Resource
Recovery Rev.(SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,424
Massachusetts Dev. Finance Agency Resource
Recovery Rev.(SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,078
Massachusetts Dev. Finance Agency Resource
Recovery Rev.(SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,145
Massachusetts Dev. Finance Agency Resource
Recovery Rev.(SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,853
Massachusetts GAN	5.125%	6/15/2010	10,755	11,104
Massachusetts GAN	5.250%	6/15/2010	23,675	24,470
Massachusetts GAN	5.125%	12/15/2010	5,000	5,162
Massachusetts GAN	5.250%	12/15/2010	26,275	27,142
Massachusetts GAN	5.125%	6/15/2011	8,555	8,824
Massachusetts GAN	5.250%	6/15/2011	15,000	15,495
Massachusetts GAN	5.250%	12/15/2011	14,820	15,309
Massachusetts GAN	5.750%	12/15/2011	20,000	21,751
Massachusetts GAN	5.750%	6/15/2012	11,280	12,238
Massachusetts GAN	5.125%	12/15/2012	5,000	5,157
Massachusetts GAN	5.125%	6/15/2013	5,000	5,157
Massachusetts GAN	5.750%	6/15/2013	10,000	10,849
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	5,883
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,772
Massachusetts GO	5.500%	11/1/2016 (ETM)	25,000	29,447
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	58,893
Massachusetts GO	5.500%	11/1/2016 (1)(ETM)	75,000	88,340
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	8,197
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	23,438
Massachusetts GO	5.500%	10/1/2018	10,000	11,641
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,603
Massachusetts GO	5.250%	8/1/2021	10,000	11,389
Massachusetts GO	5.250%	8/1/2022	20,000	22,778
Massachusetts GO	5.250%	8/1/2023	20,000	22,768
Massachusetts GO	5.250%	9/1/2023 (4)	34,680	39,670
Massachusetts GO VRDO	1.900%	2/1/2008	6,800	6,800
Massachusetts Health & Educ. Fac.
Auth. Rev.(Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,306
Massachusetts Health & Educ. Fac.
Auth. Rev.(Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,534
Massachusetts Health & Educ. Fac.
Auth. Rev.(Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,764
Massachusetts Health & Educ. Fac.
Auth. Rev.(Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,887
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	10,536
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,824
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,602
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2012 (1)	22,865	24,885
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2013 (1)	20,000	21,778
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/2021 (4)	41,095	44,330
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/2023 (4)	6,800	7,256
Massachusetts Special Obligation
Dedicated Tax Rev.	5.250%	1/1/2014 (3)(Prere.)	8,685	9,782
Massachusetts Special Obligation
Dedicated Tax Rev.	5.250%	1/1/2019 (3)	5,000	5,470
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/2026 (3)	32,360	35,388
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/2028 (3)	11,075	12,062
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,629
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,419
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	446
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,243
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,035
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,243
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,611
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,076
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	850
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	7,071
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,378
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	302
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,253
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,074
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	143
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	31,884
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	7,500	8,740
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	8,059
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2021	13,955	15,860
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	6,500	7,559
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,727
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2025	5,355	6,192
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2010 (ETM)	30,220	33,208
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	37,515	45,489
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2021 (2)	11,135	12,126
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2022 (2)	27,710	29,968
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2023 (2)	29,865	32,113
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2024 (2)	19,920	21,297
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2024 (4)	10,140	11,581
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2025 (2)	6,380	6,782
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2026 (2)	6,710	7,092
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2032 (4)	7,295	8,314
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/2019 (2)	25,625	27,511

				1,218,246

Michigan (1.9%)
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	15,665	17,386
Detroit MI Sewer System Rev.	5.125%	7/1/2015 (1)(Prere.)	12,375	14,024
Detroit MI Sewer System Rev.	0.000%	7/1/2016 (3)	7,500	5,398
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	18,790	18,933
Detroit MI Water Supply System	5.000%	7/1/2019 (1)	5,000	5,388
Detroit MI Water Supply System	5.000%	7/1/2020 (1)	7,665	8,194
Detroit MI Water Supply System	5.000%	7/1/2020 (4)	8,535	9,257
Detroit MI Water Supply System	5.000%	7/1/2022 (1)	4,000	4,219
Detroit MI Water Supply System	5.000%	7/1/2023 (1)	4,000	4,199
Detroit MI Water Supply System	5.000%	7/1/2024 (4)	27,425	29,066
Detroit MI Water Supply System	5.000%	7/1/2025 (4)	9,955	10,500
Michigan Building Auth. Rev.	5.500%	10/15/2011 (Prere.)	8,440	9,324
Michigan Building Auth. Rev.	5.500%	10/15/2011 (Prere.)	6,010	6,640
Michigan Building Auth. Rev.	5.500%	10/15/2012	6,695	7,326
Michigan Building Auth. Rev.	5.250%	10/15/2013 (4)	12,000	13,505
Michigan Building Auth. Rev.	5.250%	10/15/2013	2,500	2,601
Michigan Building Auth. Rev.	5.500%	10/15/2013	6,000	6,555
Michigan Building Auth. Rev.	5.250%	10/15/2014 (4)	15,000	16,760
Michigan Building Auth. Rev.	5.500%	10/15/2014	10,000	10,925
Michigan Building Auth. Rev.	5.250%	10/15/2015 (4)	22,445	25,007
Michigan Building Auth. Rev.	5.500%	10/15/2015	5,000	5,462
Michigan Building Auth. Rev.	5.250%	10/15/2016 (4)	9,000	10,007
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,706
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,416
Michigan GO	5.500%	12/1/2013	6,125	6,982
Michigan Hosp. Finance Auth. Rev.
(Ascension Health)	5.000%	5/1/2012	9,595	10,332
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,152
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,118
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,322
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,395
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	11,814
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,448

				329,361

Minnesota (3.4%)
Minnesota GO	5.000%	11/1/2009	21,000	22,066
Minnesota GO	5.000%	10/1/2010	28,175	30,146
Minnesota GO	5.000%	11/1/2010	27,915	29,927
Minnesota GO	5.000%	10/1/2011	26,795	29,206
Minnesota GO	5.000%	11/1/2011	24,545	26,801
Minnesota GO	5.000%	6/1/2012	18,000	19,740
Minnesota GO	5.000%	10/1/2012	28,800	31,765
Minnesota GO	5.000%	11/1/2012	21,920	24,211
Minnesota GO	5.000%	11/1/2012	19,775	21,842
Minnesota GO	5.000%	8/1/2013	5,780	6,432
Minnesota GO	5.000%	10/1/2013	35,445	39,543
Minnesota GO	5.000%	11/1/2013	28,270	31,578
Minnesota GO	5.000%	11/1/2013	19,500	21,782
Minnesota GO	5.000%	11/1/2014	19,775	22,274
Minnesota GO	5.000%	11/1/2015	19,775	22,384
Minnesota GO	5.000%	6/1/2016	3,000	3,400
Minnesota GO	5.000%	11/1/2016	19,735	22,454
Minnesota GO	5.000%	10/1/2017	8,225	9,196
Minnesota GO	5.000%	8/1/2019	20,570	23,007
Minnesota GO	5.000%	8/1/2022	23,370	25,530
Minnesota GO	5.000%	8/1/2023	30,570	33,193
Minnesota GO	5.000%	8/1/2024	22,070	23,836
Minnesota GO	5.000%	8/1/2025	30,570	32,817
Minnesota GO	5.000%	8/1/2026	15,530	16,583
Northern Minnesota Muni. Power
Agency Electric System Rev.	5.250%	1/1/2012 (4)	6,000	6,275
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/2024	5,000	5,313
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/2025	6,755	7,138

				588,439

Mississippi (0.7%)
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	9,836
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,369
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,567
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,673
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	6,038
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,259
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	5,084
Mississippi GO	5.750%	12/1/2011	6,000	6,706
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,605
Mississippi GO	5.500%	12/1/2016	8,435	9,801
Mississippi GO	5.500%	12/1/2017	4,000	4,669
Mississippi GO	5.000%	12/1/2020	16,165	17,759
Mississippi GO	5.000%	12/1/2021	16,890	18,396
Mississippi GO	5.250%	11/1/2022	8,245	9,394

				123,156

Missouri (1.3%)
Missouri Board Public Building
Special Obligation Rev.	5.250%	10/15/2009	10,640	11,209
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,694
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,972
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev.(St. Luke's Episcopal
- Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,671
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev. (St. Luke's Episcopal
- Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,882
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev. (St. Luke's Episcopal
- Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,080
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	3,000	3,274
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	3,430	3,743
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2011 (Prere.)	2,000	2,183
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/2012 (Prere.)	11,410	12,537
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2022	18,735	20,231
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2023	22,355	24,009
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2024	88,030	94,095
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2026	13,000	13,765
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	11,560	12,708
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	10,260	11,279

				231,332

Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,393
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,491
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,070
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,774

				13,728

Nevada (1.5%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/2010 (1)	8,470	8,651
Clark County NV Airport Improvement Rev.	5.250%	7/1/2012 (1)	4,225	4,310
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,388
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	4,679
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,192
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,106
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,574
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	9,645
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,470
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	31,560
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	33,094
Clark County NV School Dist. GO	5.000%	6/15/2018	8,000	8,925
Clark County NV School Dist. GO	5.000%	6/15/2019	13,750	15,194
Clark County NV School Dist. GO	5.000%	6/15/2020	14,335	15,696
Clark County NV School Dist. GO	5.000%	6/15/2021	14,980	16,261
Clark County NV School Dist. GO	5.000%	6/15/2022	14,655	15,803
Clark County NV School Dist. GO	5.000%	6/15/2023	16,360	17,545
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	5,000	5,242
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	4,500	4,783
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	5,000	5,315
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2011 (2)	10,000	10,562
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	6,074
Nevada GO	6.000%	5/15/2010	6,680	7,211
Nevada GO	5.250%	5/15/2011	6,000	6,023
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2012 (4)	5,335	5,823
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2013 (4)	4,790	5,228

				265,354

New Hampshire (0.0%)
New Hampshire Health & Educ. Fac.
Auth. Rev. (Dartmouth College) VRDO	1.900%	2/1/2008	7,300	7,300

New Jersey (6.1%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024 (1)	6,000	6,889
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2026 (1)	3,500	4,011
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2030 (1)	10,000	11,411
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	40,220	48,936
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,237
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	25,124
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,065
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	11,859
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	93,673
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	68,858
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	21,237
New Jersey GO	5.500%	8/1/2011	3,500	3,855
New Jersey GO	5.250%	7/1/2014 (4)	25,000	28,307
New Jersey GO	5.250%	7/1/2015 (4)	50,000	56,931
New Jersey GO	5.250%	7/15/2015 (2)	9,000	10,220
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	155	161
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	965	1,002
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	170	177
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2010 (1)	7,880	8,150
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,504
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2012 (1)	1,845	1,906
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2014 (1)	1,885	1,947
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,348
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	15,697
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	30,927
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	27,157
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	11,123
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,645
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)	12,490	13,989
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)(ETM)	7,510	8,487
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	10,280	11,616
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	30,000	33,899
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	20,000	22,599
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	19,720	22,283
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)(ETM)	7,510	8,851
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)	12,490	14,518
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2014 (3)(Prere.)	16,400	18,650
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2020 (3)	83,500	96,184
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	25,000	29,325
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2009 (2)(ETM)	23,200	24,128
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	12,775	13,569
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	3,440	3,654
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(ETM)	7,475	7,957
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)	27,745	29,518
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2025 (2)	14,000	16,004
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2026 (4)	10,000	11,326
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2027 (4)	12,035	13,571
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2028 (4)	12,000	13,532
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2029 (4)	5,000	5,629
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,106
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.250%	6/1/2012	6,385	6,390
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2013	14,945	15,416
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2015	11,425	11,685
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2016	14,585	14,823
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2017	15,925	16,126
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2018	16,475	16,596
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/2019	30,595	30,729

				1,071,517

New Mexico (0.8%)
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/2010 (3)	30,000	30,046
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/2013 (2)	12,895	14,207
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2020 (1)	30,525	32,979
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	28,000	30,004
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/2010 (Prere.)	16,310	17,590
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	12,780	13,856

				138,682

New York (7.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,881
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,222
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,378
3 Hudson Yards Infrastructure Corp.
New York Rev. TOB VRDO	2.260%	2/7/2008 (3)(4)	14,400	14,400
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2009 (2)	6,000	6,298
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2012	40,505	44,500
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2018 (1)	27,900	29,940
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2020 (1)	10,000	10,549
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2021 (3)	10,000	10,466
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2021 (1)	33,115	34,658
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,826
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,870
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	19,475
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	5,340	5,557
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	49,943
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	20,776
New York City NY GO	5.250%	8/1/2010	27,000	28,887
New York City NY GO	5.250%	8/1/2011	30,000	32,662
New York City NY GO	5.250%	8/1/2013	18,015	20,011
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,535
New York City NY GO	5.750%	8/1/2015 (2)	38,000	42,422
New York City NY GO	5.000%	8/1/2019	12,630	13,722
New York City NY GO	5.000%	8/1/2020	10,000	10,771
New York City NY GO	5.000%	8/1/2021	10,000	10,681
New York City NY GO	5.000%	8/1/2022	10,000	10,613
New York City NY GO VRDO	1.700%	2/1/2008 LOC	2,500	2,500
New York City NY GO VRDO	1.900%	2/1/2008 (4)	16,300	16,300
New York City NY GO VRDO	1.900%	2/1/2008 LOC	5,000	5,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/2019	7,500	8,170
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2031	5,000	5,181
3 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	2.180%	2/7/2008	10,582	10,582
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,206
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,620
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	6,375	6,493
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	3,550	3,616
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/2008 (Prere.)	2,000	2,040
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,245	7,591
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	4,000	4,191
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,570	7,932
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/2009 (3)(Prere.)	5,195	5,449
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	5,000	5,253
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	12,585	13,221
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/2009 (3)(Prere.)	14,740	15,705
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2010 (Prere.)	3,500	3,757
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2010 (Prere.)	4,365	4,707
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2010 (Prere.)	5,960	6,427
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/2010 (Prere.)	6,000	6,527
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2013	14,000	15,175
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2014	5,000	5,397
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/2018 (2)	5,000	5,387
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,228
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	73
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	2,235	2,345
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	330
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,143
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.500%	2/15/2010 (Prere.)	5,945	6,381
New York City NY Transitional Finance
Auth. Rev. Future Tax	5.000%	8/1/2021	51,100	55,534
New York City NY Transitional
Finance Auth. Rev. VRDO	1.900%	2/1/2008	10,900	10,900
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,499
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	12,588
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	15,998
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,564
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/2008 (1)(Prere.)	4,000	4,093
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/2011 (1)	7,360	7,532
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/2023 (3)	6,415	6,744
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/2024 (3)	6,740	7,053
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/2013	2,135	2,388
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/2014	3,250	3,658
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2020	33,000	36,587
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2021	34,650	38,079
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2023	5,000	5,323
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2023	36,950	40,096
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2025 (2)	8,740	10,047
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.000%	2/15/2008 (4)(12)(Prere.)	4,500	4,573
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/2008 (4)(Prere.)	6,285	6,387
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/2008 (2)(Prere.)	6,000	6,097
New York State Dormitory Auth. Rev.
(Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,109
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,105
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,775
New York State Power Auth. Rev.	5.250%	11/15/2012 (Prere.)	20,710	23,158
New York State Power Auth. Rev.	5.250%	11/15/2012 (Prere.)	35,425	39,613
New York State Thruway Auth. Rev.	5.000%	1/1/2020 (1)	9,440	10,418
New York State Thruway Auth. Rev.	5.000%	1/1/2022 (3)	10,000	10,863
New York State Thruway Auth. Rev.	5.000%	1/1/2023 (2)	20,000	21,148
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)(ETM)	6,725	7,286
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,057
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,308
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	22,230
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,339
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,701
Suffolk County NY Water Auth. Rev.	6.800%	6/1/2012 (ETM)	10,060	11,123
Triborough Bridge &
Tunnel Auth. New York Rev.	6.600%	1/1/2010 (ETM)	55,325	58,384
Triborough Bridge &
Tunnel Auth. New York Rev.	5.500%	1/1/2012 (ETM)	15,530	16,548
Triborough Bridge &
Tunnel Auth. New York Rev.	6.000%	1/1/2012 (ETM)	12,000	12,975
Triborough Bridge &
Tunnel Auth. New York Rev.	5.250%	11/15/2017	20,000	21,884

				1,258,744

North Carolina (3.5%)
Cumberland County NC Hosp. Fac. Rev.
(Cape Fear Hosp.)	5.250%	10/1/2009 (Prere.)	10,000	10,582
North Carolina Eastern Muni.
Power Agency Rev.	5.375%	1/1/2011	25,000	26,374
North Carolina Eastern Muni.
Power Agency Rev.	5.375%	1/1/2012	14,875	15,848
North Carolina Eastern Muni.
Power Agency Rev.	5.375%	1/1/2013	25,000	26,889
North Carolina Eastern Muni.
Power Agency Rev.	5.500%	1/1/2014	15,000	16,331
North Carolina Eastern Muni.
Power Agency Rev.	5.300%	1/1/2015	4,000	4,241
North Carolina Eastern Muni.
Power Agency Rev.	5.375%	1/1/2016	3,000	3,184
North Carolina Eastern Muni.
Power Agency Rev.	5.375%	1/1/2017	4,700	4,971
North Carolina GO	5.000%	6/1/2009	15,000	15,594
North Carolina GO	5.000%	6/1/2010	13,820	14,687
North Carolina GO	5.250%	6/1/2011	10,375	11,329
North Carolina GO	5.000%	3/1/2012	7,400	8,093
North Carolina GO	5.000%	4/1/2014	42,045	47,110
North Carolina GO	5.000%	5/1/2014	30,280	33,417
North Carolina GO	5.000%	3/1/2015	12,875	14,513
North Carolina GO	5.000%	3/1/2016	23,510	26,664
North Carolina GO	5.000%	9/1/2016	10,000	11,392
North Carolina GO	5.000%	3/1/2017	10,000	11,394
North Carolina GO	5.000%	3/1/2018	25,000	28,215
North Carolina GO	5.000%	3/1/2019	22,520	25,179
North Carolina GO	5.000%	3/1/2020	20,000	21,676
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2018 (4)	9,675	10,730
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2019 (4)	10,000	10,986
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/2021 (4)	10,000	10,804
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2009 (1)	8,500	8,746
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2016 (4)	10,000	10,988
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2017 (4)	15,290	16,764
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2018 (1)	69,720	74,697
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2019 (1)	38,600	41,356
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2020 (1)	10,000	10,658
Wake County NC Public Improvement GO	5.000%	3/1/2018	22,415	25,298
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	2,380	2,633
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,970	2,179
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2013	1,500	1,648
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2014	1,240	1,362

				606,532

Ohio (3.0%)
Akron OH GO	5.000%	12/1/2018 (2)	5,300	5,799
Buckeye OH Tobacco
Settlement Financing Corp. Rev.	5.125%	6/1/2024	75,250	72,700
Cincinnati OH City School Dist. GO	5.250%	12/1/2020 (3)	7,000	7,917
Cincinnati OH City School Dist. GO	5.250%	12/1/2021 (3)	5,710	6,431
Cincinnati OH City School Dist. GO	5.250%	12/1/2022 (3)	10,000	11,268
Cincinnati OH City School Dist. GO	5.250%	12/1/2023 (3)	5,000	5,621
Cincinnati OH City School Dist. GO	5.250%	12/1/2024 (3)	10,000	11,245
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	8,150	9,242
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	14,710	16,681
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	9,185	10,415
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	5,000	5,670
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,394
Cleveland OH Public Power System Rev.	5.000%	11/15/2021 (3)	7,455	7,801
Cleveland OH Public Power System Rev.	5.000%	11/15/2022 (3)	14,065	14,604
Cleveland OH Public Power System Rev.	5.000%	11/15/2023 (3)	7,705	7,949
Cleveland OH Public Power System Rev.	5.000%	11/15/2024 (3)	7,350	7,530
Cleveland OH Water Works Rev.	5.250%	1/1/2009 (4)	795	805
Cleveland OH Water Works Rev.	5.250%	1/1/2010 (4)	2,745	2,779
Cleveland OH Water Works Rev.	5.375%	1/1/2013 (4)	3,455	3,779
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/2016 (4)	6,000	6,793
Columbus OH GO	5.500%	7/1/2010	10,380	11,169
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2018 (2)	7,950	8,730
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2019 (2)	22,380	24,399
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2023 (2)	21,215	22,520
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,425
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,067
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,384
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,472
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,289
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/2030	20,000	20,073
Ohio Building Auth. Rev.
(Administration Building Fund)	5.500%	10/1/2011 (4)(Prere.)	6,605	7,295
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,482
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,289
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.250%	4/1/2017	5,565	6,364
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,429
Ohio GO	7.625%	8/1/2010	3,510	3,961
Ohio GO	5.375%	2/1/2011 (Prere.)	7,255	7,866
Ohio GO	5.375%	2/1/2011 (Prere.)	3,485	3,778
Ohio GO	5.375%	2/1/2011 (Prere.)	5,500	5,963
Ohio GO	5.375%	2/1/2011 (Prere.)	7,645	8,289
Ohio GO	5.375%	2/1/2011 (Prere.)	5,000	5,421
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,983
Ohio GO	5.500%	8/1/2013	2,945	3,355
Ohio GO	5.500%	11/1/2014	11,185	12,911
Ohio GO	5.000%	9/15/2018	12,755	14,118
Ohio GO	5.000%	11/1/2018	7,710	8,542
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/2014	3,710	4,090
Ohio Higher Educ. GO	5.000%	8/1/2012	6,525	7,176
Ohio Higher Educ. GO	5.000%	11/1/2023	8,905	9,531
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,256
Ohio Highway Capital Improvements GO	5.000%	5/1/2016	11,010	12,471
Ohio Infrastructure Improvement GO	5.000%	9/1/2024	8,720	9,220
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,579
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,624
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	2,947
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,092

				517,983

Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/2011 (2)	7,600	8,443
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/2025 (2)	15,070	15,743
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/2026 (2)	12,000	12,482
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/2027 (2)	20,110	20,840
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/2029 (2)	13,930	14,373
Oklahoma Turnpike Auth.	5.500%	1/1/2009 (3)	6,000	6,194

				78,075

Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/2009	7,715	7,956
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/2010	9,955	10,493
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2012	2,955	3,231
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2013	5,580	6,060
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2014	5,825	6,299
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2015	4,395	4,729
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,165
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,155
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,629
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	7,926
Oregon State Dept. Administrative Services	5.000%	4/1/2025 (4)	5,675	6,048
Oregon State Dept. Administrative Services	5.000%	4/1/2026 (4)	11,210	11,895
Oregon State Var-Veterans Welfare VRDO	2.000%	2/1/2008	8,345	8,345
Portland OR Sewer System Rev.	5.000%	6/1/2012 (1)	27,230	29,754
Portland OR Sewer System Rev.	5.000%	8/1/2018 (4)	11,470	12,795

				130,480

Pennsylvania (4.5%)
Commonwealth Financing Auth.
Pennsylvania Rev.	5.000%	6/1/2024 (1)	14,050	14,789
Commonwealth Financing Auth.
Pennsylvania Rev.	5.000%	6/1/2025 (1)	10,000	10,481
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2017	3,790	3,899
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2018	3,985	4,085
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2019	4,175	4,247
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2026	13,070	12,425
Delaware County PA IDA Resource
Recovery Rev.(American Fuel)	6.000%	1/1/2009	5,355	5,406
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	3,000	3,527
Pennsylvania GO	5.000%	3/1/2011	14,735	15,870
Pennsylvania GO	5.250%	2/1/2012 (3)	5,000	5,488
Pennsylvania GO	5.000%	3/1/2012	24,335	26,557
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	11,162
Pennsylvania GO	5.250%	7/1/2012	25,200	27,924
Pennsylvania GO	5.000%	10/1/2012 (3)	9,430	10,379
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,437
Pennsylvania GO	5.000%	9/1/2014 (4)	25,000	28,046
Pennsylvania GO	5.250%	7/1/2015	49,130	56,079
Pennsylvania GO	5.375%	7/1/2018 (4)	13,000	15,124
Pennsylvania GO	5.000%	3/1/2020	18,270	20,055
Pennsylvania GO	5.000%	11/1/2020	17,730	19,558
Pennsylvania GO	5.000%	1/1/2022	37,805	40,559
Pennsylvania GO	5.000%	1/1/2023	39,695	42,364
Pennsylvania GO	5.000%	10/1/2023	10,900	11,691
Pennsylvania GO	5.000%	1/1/2025	23,760	25,110
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,586
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,874
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,180
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/2011 (3)	10,000	10,351
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/2012 (3)	6,660	6,884
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/2013 (3)	5,000	5,168
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2023 (4)	7,130	7,634
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2023 (4)	10,600	11,349
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2024 (4)	17,370	18,505
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2024 (4)	11,130	11,857
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2025 (4)	31,415	33,300
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2025 (4)	11,685	12,386
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2026 (4)	12,270	12,941
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2008 (2)(Prere.)	1,495	1,549
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2008 (2)(Prere.)	1,665	1,725
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	4,095	4,226
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	410	423
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	460	474
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	2,875	2,969
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.000%	12/1/2017 (2)	5,155	5,711
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2010 (2)	4,875	4,934
Philadelphia PA GO	5.250%	3/15/2009 (4)(Prere.)	1,755	1,834
Philadelphia PA GO	5.250%	3/15/2009 (4)(Prere.)	3,610	3,772
Philadelphia PA GO	5.250%	3/15/2009 (4)(Prere.)	3,000	3,134
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,060
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,132
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	12,795
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,172
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,198
Philadelphia PA GO	5.000%	8/1/2015 (4)	23,000	25,700
Philadelphia PA GO	5.250%	8/1/2016 (4)	13,110	14,934
Philadelphia PA Gas Works Rev.	5.500%	7/1/2009 (4)	10,820	10,959
Philadelphia PA Gas Works Rev.	5.250%	7/1/2010 (4)	10,180	10,294
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011 (4)	5,000	5,055
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	1.870%	2/1/2008	6,900	6,900
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,800
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/2013 (4)	11,105	12,407
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	5,965	6,669
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,089
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,062
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,199
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	11,900
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	18,745	19,401
Philadelphia PA School Dist. GO	5.000%	8/1/2021 (2)	10,000	10,279
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/2011 (Prere.)	4,860	5,475

				790,508

Puerto Rico (2.2%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (1)	35,430	37,381
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (4)	5,000	5,450
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2020 (1)	18,245	19,113
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2021 (1)	24,790	25,793
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	17,800	18,931
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,214
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,453
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,489
Puerto Rico GO	5.250%	7/1/2020	14,955	15,297
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2011 (1)	2,835	3,130
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2013 (1)	7,220	8,139
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2015 (1)	5,590	6,523
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2016 (3)	8,885	9,557
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2022 (3)	7,580	8,045
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	4,000	4,262
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,609
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	0.000%	7/1/2011 (3)	48,810	43,955
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	0.000%	7/1/2012 (3)	34,465	29,761
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	5.500%	7/1/2017 (2)	6,390	7,054
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	5.500%	7/1/2018 (2)	6,430	7,121
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	5.250%	7/1/2029	25,000	24,999
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(ETM)	17,110	20,944
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(11)(ETM)	19,980	24,457
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	43,740	46,389

				389,066

Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	19,840
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	8,572
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,479
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,203
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,451
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,527
Rhode Island Health & Educ. Building Corp.
Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2026 (4)	5,000	5,164

				51,236

South Carolina (1.0%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/2026	10,000	10,363
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/2027	33,070	34,095
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/2028	5,330	5,485
Medical Univ. South Carolina
Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/2012 (Prere.)	13,000	14,958
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2022 (3)	9,950	5,128
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2023 (3)	8,780	4,252
South Carolina GO	5.000%	7/1/2008	5,000	5,064
South Carolina GO	5.000%	11/1/2015	7,190	8,149
South Carolina Jobs Econ. Dev. Auth.
Health Care Fac. Rev.	5.625%	11/15/2012 (Prere.)	1,775	2,006
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev.(Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,270
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev.(Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,027
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/2030	6,755	6,921
South Carolina Public Service Auth. Rev.	5.375%	1/1/2013 (4)	7,300	7,984
South Carolina Public Service Auth. Rev.	5.500%	1/1/2013 (4)	5,000	5,595
South Carolina Public Service Auth. Rev.	5.000%	1/1/2021 (1)	15,600	16,649
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	6,245	6,675
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	8,495	9,081
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	9,020	9,642
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2011 (1)	6,925	7,340

				178,684

Tennessee (2.2%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/2009 (Prere.)	3,465	3,627
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/2009 (Prere.)	2,660	2,787
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/2009 (Prere.)	4,495	4,710
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/2009 (Prere.)	2,000	2,098
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/2009 (Prere.)	13,000	13,658
Memphis TN Electric System Rev.	5.000%	12/1/2009 (1)	60,140	63,214
Memphis TN Electric System Rev.	5.000%	12/1/2010 (1)	33,000	35,348
Memphis TN GO	5.000%	11/1/2020 (1)	16,000	17,244
Memphis TN GO	5.000%	11/1/2021 (1)	5,830	6,247
Memphis TN GO	5.000%	11/1/2022 (1)	5,000	5,327
Shelby County TN GO	0.000%	12/1/2011	10,000	9,013
Shelby County TN GO VRDO	1.950%	2/7/2008	6,280	6,280
Shelby County TN GO VRDO	1.950%	2/7/2008	14,525	14,525
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2021	5,000	5,188
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2022	5,000	5,159
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2023	7,500	7,718
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2024	8,000	8,198
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2025	5,000	5,103
Shelby County TN Health Educ. & Housing Fac.
Board Rev.(St. Jude Children's Research Hospital)	5.000%	7/1/2026	7,000	7,115
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2016	17,500	18,367
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2017	33,305	35,383
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2018	41,070	43,416
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2020	25,000	25,448
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/2020	12,000	12,490
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2021	25,000	25,210

				382,873

Texas (9.6%)
Austin TX Combined Util. System Rev.	0.000%	11/15/2010 (2)	5,000	4,633
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (1)	18,100	16,241
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (2)	16,050	14,370
Austin TX Combined Util. System Rev.	5.125%	5/15/2014 (4)	8,770	8,788
Austin TX Combined Util. System Rev.	0.000%	5/15/2018 (3)	25,215	16,325
Austin TX Combined Util. System Rev.	0.000%	5/15/2019 (3)	28,160	17,172
Austin TX Independent School Dist. GO	5.000%	8/1/2013	10,000	11,118
1 Camino Real Mobility Auth. Rev.	5.250%	2/15/2018	11,960	13,092
1 Camino Real Mobility Auth. Rev.	5.250%	8/15/2018	11,770	12,879
1 Camino Real Mobility Auth. Rev.	5.250%	2/15/2019	12,595	13,658
1 Camino Real Mobility Auth. Rev.	5.250%	8/15/2019	12,925	14,016
1 Camino Real Mobility Auth. Rev.	5.250%	2/15/2020	13,265	14,306
1 Camino Real Mobility Auth. Rev.	5.250%	8/15/2020	13,580	14,646
1 Camino Real Mobility Auth. Rev.	5.000%	2/15/2021	5,970	6,077
1 Camino Real Mobility Auth. Rev.	5.000%	8/15/2021	6,320	6,434
1 Camino Real Mobility Auth. Rev.	5.000%	2/15/2022	6,170	6,272
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,229
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	2,870
3 Conroe TX Independent School Dist. TOB VRDO	3.500%	2/7/2008 (3)	5,525	5,525
Dallas TX GO	5.000%	2/15/2019	11,675	12,665
Dallas TX GO	5.000%	2/15/2022	6,540	7,058
Harris County TX Health Fac. Dev. Corp.
Hosp. Rev. (Baylor College Medicine) VRDO	2.120%	2/7/2008 LOC	31,300	31,300
Harris County TX Health
Fac. Dev. Corp. Hosp. Rev.
(Texas Children's Hosp.) VRDO	2.500%	2/1/2008 (1)	1,200	1,200
Harris County TX Health
Fac. Dev. Corp. Hosp. Rev.
(Texas Medical Center Project) VRDO	2.650%	2/1/2008 (1)	15,000	15,000
Harris County TX Health
Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	2.150%	2/7/2008	20,000	20,000
Harris County TX Health
Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO	2.650%	2/1/2008 (1)	6,500	6,500
Harris County TX Sports Auth. Rev.	0.000%	11/15/2023 (1)	7,000	3,310
Harris County TX Toll Road Rev.	5.375%	8/15/2012 (4)	10,000	11,132
Houston TX Community College System Rev.	5.000%	4/15/2021 (10)	9,200	9,415
Houston TX GO	7.000%	3/1/2008	15,860	15,909
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	4,977
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,422
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,258
Houston TX GO	5.250%	3/1/2011	1,185	1,218
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,127
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,191
Houston TX GO	5.750%	3/1/2013 (4)	375	404
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	9,749
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,852
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,842
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,409
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	15,189
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,697
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,631
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	6,082
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	9,224
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,428
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	4,105
Houston TX Independent School Dist. GO	5.000%	7/15/2017 (4)	5,225	5,783
Houston TX Independent School Dist. GO	5.000%	7/15/2018 (4)	10,090	11,027
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,626
Houston TX Water & Sewer System Rev.	5.750%	12/1/2012 (2)(Prere.)	8,000	9,115
Houston TX Water & Sewer System Rev.	5.500%	12/1/2014 (4)	22,500	24,738
Houston TX Water & Sewer System Rev.	5.500%	12/1/2015 (4)	7,250	7,971
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2009 (4)(Prere.)	35	37
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	55	58
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	190	207
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	285	311
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	125	136
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	180	196
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	80	87
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	175	191
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2011 (1)(Prere.)	250	273
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2011 (4)	14,160	14,875
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/2012 (4)(ETM)	2,520	2,741
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2012 (1)	3,725	4,019
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2013 (1)	2,810	3,023
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2014 (1)	4,190	4,508
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2014 (4)	4,990	5,250
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	23,940	25,202
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2016 (1)	1,875	2,017
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2017 (1)	2,825	3,039
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2019 (1)	2,820	2,994
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2020 (1)	1,920	2,038
North Texas Health Fac. Dev.	5.750%	2/15/2008 (1)(Prere.)	4,115	4,203
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2017	16,500	17,524
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/2018	15,985	16,895
SA Energy Acquisition Public
Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/2019	16,500	17,674
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	2,985	3,107
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	6,140	6,331
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	2,110	2,196
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	5,910	6,152
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	20,440	21,803
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	10,205	10,885
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	9,200	9,813
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	12,100	12,907
San Antonio TX Electric & Gas Rev.	5.500%	2/1/2011	12,225	13,295
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2012 (4)	5,000	5,431
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2012	5,515	5,713
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	11,003
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	6,490	7,141
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	5,445	5,991
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	8,140	8,956
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	5,000	5,547
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	3,890	4,030
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2013	10,000	11,153
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,250	8,272
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2016	16,825	18,312
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2017	7,580	8,250
San Antonio TX Electric Gas Rev.	5.000%	2/1/2020	12,435	13,533
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2021	10,000	10,707
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2022	25,450	27,088
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2023	22,000	23,324
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	17,600	18,501
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	15,000	15,768
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2024	23,000	24,271
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	10,000	10,504
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	39,660	41,518
San Antonio TX GO	5.000%	8/1/2015	8,890	9,978
San Antonio TX GO	5.000%	8/1/2019	5,685	6,286
San Antonio TX GO	5.000%	8/1/2020	6,030	6,610
San Antonio TX GO	5.000%	8/1/2022	6,590	7,117
San Antonio TX GO	5.000%	8/1/2023	4,975	5,337
San Antonio TX GO	5.000%	8/1/2025	3,895	4,134
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	9,385
Tarrant County TX Health Resources	5.750%	2/15/2008 (1)(Prere.)	7,670	7,834
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,487
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	11,067
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,898
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,535	6,120
Texas GO	5.000%	4/1/2024	13,595	14,511
Texas GO	5.000%	4/1/2025	10,000	10,611
Texas GO Public Finance Auth.	5.500%	10/1/2009	7,000	7,388
Texas GO Public Finance Auth.	5.500%	10/1/2012	13,455	14,761
Texas GO Public Finance Auth.	5.500%	10/1/2013	19,175	21,037
Texas GO Public Finance Auth.	5.375%	10/1/2014	21,310	23,573
Texas Muni. Gas Acquisition & Supply Corp. Rev.	3.744%	9/15/2010	55,000	53,029
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)(ETM)	740	695
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)	11,100	10,368
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)	4,800	4,159
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)(ETM)	375	329
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	125	105
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	11,375	9,434
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)(ETM)	125	101
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	5,540	4,397
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	110	85
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	13,140	9,968
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	110	81
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)	22,795	16,464
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	415	292
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	31,295	21,477
Texas State Transp. Comm. First Tier	5.000%	4/1/2019	10,000	10,942
Texas State Transp. Comm. First Tier	5.000%	4/1/2020	8,850	9,607
Texas State Transp. Comm. First Tier	5.000%	4/1/2021	23,405	25,406
Texas State Transp. Comm. First Tier	5.000%	4/1/2021	10,555	11,374
Texas State Transp. Comm. First Tier	5.000%	4/1/2022	10,000	10,712
Texas State Transp. Comm. First Tier	5.000%	4/1/2022	50,000	53,923
Texas State Transp. Comm. First Tier	5.000%	4/1/2023	12,500	13,309
Texas State Transp. Comm. First Tier	5.000%	4/1/2024	10,000	10,597
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	10,000	10,548
Texas State Transp. Comm. First Tier	5.000%	4/1/2026	8,000	8,404
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2023 (2)	10,040	10,604
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2024 (2)	11,940	12,553
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2025 (2)	6,555	6,859
Texas Transp. Comm. Mobility Fund	5.000%	4/1/2023	10,000	10,729
Texas Transp. Comm. Mobility Fund VRDO	2.000%	2/7/2008	24,195	24,195
Texas Turnpike Auth. Central
Texas Turnpike System Rev.	5.000%	6/1/2008	53,195	53,728
Texas Water Dev. Board Rev. VRDO	1.950%	2/1/2008	18,000	18,000
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/2014	8,500	8,728
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/2019	3,600	3,684
Univ. of Houston TX Rev.	5.250%	2/15/2009 (4)	3,080	3,183
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/2011 (Prere.)	8,290	9,069
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/2014	7,590	8,608
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2020	9,785	10,710

				1,683,816

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)(ETM)	5,180	5,405
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)	36,060	36,843
Utah GO	5.000%	7/1/2008 (Prere.)	10,700	10,830
Utah GO	5.000%	7/1/2012	5,000	5,493
Utah GO	5.000%	7/1/2016	20,000	22,701
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2010 (4)	7,000	6,649

				87,921

Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	5,865	6,300

Virginia (1.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/2008	12,455	12,710
Fairfax County VA Public Improvement GO	5.000%	10/1/2010	35,195	37,704
Stafford County VA Econ. Dev. Auth. Hosp.
Fac. Rev. (Medicorp Health System)	5.250%	6/15/2026	2,425	2,484
Stafford County VA Econ. Dev. Auth.
Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2031	22,515	22,680
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/2015 (Prere.)	31,190	36,368
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/2023	5,125	5,492
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/2024	5,335	5,687
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/2025	5,665	6,006
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/2026	5,955	6,281
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,000
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	626
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	595
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,036
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	7,928
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,086
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,448
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,198
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/2017	10,935	12,369
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/2018	10,595	11,880
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.750%	9/1/2010 (Prere.)	4,310	4,678
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.750%	9/1/2011	4,085	4,413
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.000%	9/1/2018	8,010	8,927
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.000%	9/1/2019	8,430	9,319
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.000%	9/1/2020	8,855	9,710
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.000%	9/1/2021	9,320	10,142
Virginia College Building Auth. Educ.
Fac. Rev. Public Higher Educ.	5.000%	9/1/2022	9,105	9,843
Virginia Commonwealth Transp. Board Transp.
Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2017	12,985	14,718
Virginia Commonwealth Transp. Board Transp.
Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2023	19,245	20,646
Virginia Commonwealth Transp. Board Transp.
Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2024	20,205	21,573
Virginia GO	5.000%	6/1/2015	10,000	11,144
Virginia GO	5.000%	6/1/2016	5,000	5,687
Virginia Public School Auth. Rev.	5.000%	8/1/2008	7,675	7,792
Virginia Public School Auth. Rev.	5.250%	8/1/2008	5,585	5,677

				323,847

Washington (0.4%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	7,591
Port of Seattle WA Rev.	5.000%	3/1/2020 (1)	9,035	9,603
Port of Seattle WA Rev.	5.000%	3/1/2021 (1)	5,000	5,280
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/2011	5,825	6,421
Washington GO	5.500%	7/1/2010 (Prere.)	6,755	7,255
Washington GO	6.250%	2/1/2011	4,265	4,501
Washington GO	5.700%	10/1/2015 (4)	10,000	11,230
Washington GO	5.000%	7/1/2021 (4)	10,495	11,328
Washington GO	5.000%	7/1/2021 (4)	7,050	7,609

				70,818

West Virginia (0.1%)
West Virginia Building Comm. Rev.	5.250%	7/1/2008 (1)	2,150	2,176
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,511
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,288

				17,975

Wisconsin (1.7%)
Wisconsin GO	5.000%	5/1/2010	14,420	15,263
Wisconsin GO	5.000%	5/1/2011	15,180	16,373
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,422
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	22,385
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	22,038
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	19,834
Wisconsin GO	5.250%	5/1/2012	15,975	17,591
Wisconsin GO	5.250%	5/1/2013	16,810	18,726
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,868
Wisconsin GO	5.000%	5/1/2015 (1)	14,975	16,678
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	17,188
Wisconsin GO	5.000%	5/1/2019	7,135	7,922
Wisconsin GO	5.000%	5/1/2020	7,495	8,244
Wisconsin GO	5.000%	5/1/2021	7,865	8,574
Wisconsin GO	5.000%	5/1/2022	8,260	8,941
Wisconsin GO	5.000%	5/1/2023	8,675	9,338
Wisconsin GO	5.000%	5/1/2024	9,105	9,745
Wisconsin GO	5.000%	5/1/2025	9,560	10,175
Wisconsin GO	5.000%	5/1/2026	10,040	10,626
Wisconsin GO	5.000%	5/1/2027	10,540	11,101
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/2031	27,900	28,334
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/2036	10,000	10,091

				302,457

Wyoming (0.0%)
Uinta County WY PCR (Chevron USA Inc. Project) VRDO	2.000%	2/1/2008	7,245	7,245

Total Municipal Bonds
(Cost $16,849,965)				17,337,804

			Shares

Temporary Cash Investment (1.1%)

4 Vanguard Municipal Cash Management Fund
(Cost $190,774)	2.441%		190,774,373	190,774

Total Investments (100.2%)
(Cost $17,040,739)				17,528,578

Other Assets and Liabilities-Net (-0.2%)				(36,288)

Net Assets (100%)				17,492,290

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31,2008.
2 Securities with a value of $23,899,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $56,447,000, representing 0.3% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $17,071,490,000. Net unrealized appreciation of investment securities for tax purposes was $457,088,000, consisting of unrealized gains of $511,114,000 on securities that had risen in value since their purchase and $54,026,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(2,755)	328,706	(7,675)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (96.9%)

Arizona (1.4%)
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2013	2,415	2,671
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2014	5,600	6,246
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2015	5,025	5,625
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2016	7,015	7,880
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/2017	3,500	3,937
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	5,000	5,263
Scottsdale AZ Muni.
Property Corp. Excise Tax Rev.	5.000%	7/1/2016 (Prere.)	7,115	8,081

				39,703

California (9.5%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	5,000	1,534
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/2014 (4)	2,500	2,943
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2031	4,300	4,487
California GO	6.250%	9/1/2012	5,000	5,570
California GO	5.250%	11/1/2021	2,000	2,124
California GO	5.125%	11/1/2023	3,000	3,131
California GO	5.000%	8/1/2025 (4)	6,645	6,954
California Health Fac. Finance
Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2009 (Prere.)	5,000	5,415
California Health Fac. Finance
Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,067
California Public Works
Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,399
California Public Works
Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,697
California State Dept. of
Water Resources Power Supply Rev.	5.375%	5/1/2012 (2)(Prere.)	5,000	5,610
California State Dept. of
Water Resources Power Supply Rev.	6.000%	5/1/2012 (Prere.)	2,500	2,867
California State Dept. of
Water Resources Power Supply Rev.	6.000%	5/1/2013	5,000	5,632
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/2015 (2)	6,000	6,585
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,822
California Statewide Community
Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,103
California Statewide Community
Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	9,000	9,035
Golden State Tobacco
Securitization Corp. California	6.750%	6/1/2013 (Prere.)	20,000	23,686
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/2033	10,000	8,776
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2031 (4)	12,500	13,010
Los Angeles CA USD GO	5.000%	7/1/2025 (3)	10,000	10,485
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,314
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,327
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,946
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	23,428
San Jose CA Redev. Agency	5.000%	8/1/2020 (2)	11,415	12,013
San Jose CA Redev. Agency	5.000%	8/1/2027 (1)	5,000	5,029
Southern California Public Power
Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	6,791
Univ. of California Rev.	5.000%	5/15/2033 (2)	5,000	5,086

				266,866

Colorado (2.7%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	21,778
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,000	6,639
Douglas County CO School Dist. No. RE-1.
(Douglas & Elbert Counties)	5.000%	12/15/2016 (4)	12,565	14,178
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	10,000	8,016
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2016 (1)	10,185	6,988
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	5,000	2,877
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2020 (1)	15,165	8,196
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	9,700	3,768
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2030 (1)	10,000	2,780

				75,220

District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,431

Florida (4.8%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2016 (2)	10,000	11,119
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2022 (2)	12,995	13,995
Florida Educ. System Fac. Rev.	5.000%	5/1/2035 (1)	11,335	11,664
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.000%	7/1/2012	7,000	7,554
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2024	2,000	2,041
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/2025	1,500	1,524
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/2036	22,200	22,416
Key West FL Util. Board Election Rev.	5.000%	10/1/2031 (1)	10,000	10,261
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.500%	11/15/2009 (Prere.)	11,925	12,720
Marion County FL Hosp. Dist. Rev.
(Munroe Regional Health System)	5.000%	10/1/2029	8,000	7,999
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/2039	5,000	4,972
Orange County FL School Board COP	5.000%	8/1/2031 (3)	9,000	9,000
Sunrise FL Util. System Rev.	5.500%	10/1/2018 (2)	12,000	13,641
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/2030	6,000	6,124

				135,030

Georgia (4.0%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	7,750	8,253
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2017 (3)	7,500	7,988
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2022 (3)	10,000	11,249
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2025 (4)	8,350	10,063
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2030 (4)	15,000	18,135
College Park GA IDA Lease Rev.
(Civic Center)	7.000%	9/1/2010 (ETM)	7,360	7,845
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,250
Georgia GO	5.000%	7/1/2017	15,000	17,134
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2021	10,305	10,590
Metro. Atlanta GA Rapid Transp.
Auth. Georgia Sales Tax Rev.	6.250%	7/1/2018	12,170	14,201

				110,708

Hawaii (0.4%)
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,458
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,512
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,119

				12,089

Illinois (4.3%)
Chicago IL
(City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	6,251
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	4,086
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,900
Chicago IL Metro.
Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	21,560
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	16,690	18,185
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	6,400	6,952
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,702
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	8,750	9,581
Illinois Finance Auth. Rev.
(OSF Healthcare System)	5.750%	11/15/2037	5,000	5,074
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,500	4,892
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (1)	6,000	6,310
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2014 (1)	16,100	12,676
Univ. of Illinois Univ.
Rev. Auxiliary Fac.	0.000%	4/1/2012 (1)	5,795	5,094
Will County IL Community School Dist.	0.000%	11/1/2013 (4)	10,000	8,317

				120,580

Indiana (1.4%)
Indiana Health Fac. Auth. Finance Auth.
Rev.(Clarian Health Obligation Group)	5.000%	2/15/2026	3,475	3,479
Indiana Health Fac. Auth. Finance Auth.
Rev.(Clarian Health Obligation Group)	5.000%	2/15/2039	24,045	23,022
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/2011	11,980	12,860

				39,361

Kansas (0.2%)
Wyandotte County Kansas City
KS Unified Govt. Util. System Rev.	5.000%	9/1/2032 (4)	5,000	5,150

Kentucky (1.0%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	6,405	6,964
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2011 (4)(Prere.)	8,050	8,825
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2016 (4)	5,820	6,326
Louisville & Jefferson County KY
Metro. Sewer Dist.	5.750%	5/15/2033 (3)	5,000	5,221

				27,336

Louisiana (3.1%)
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	10,753
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,663
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/2018 (2)	5,000	5,390
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2024 (3)	6,880	7,060
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2025 (3)	5,000	5,109
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2027 (10)	6,970	7,026
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2028 (10)	2,500	2,517
Louisiana Public Fac. Auth. Rev.
(Ochsner Clinic)	5.375%	5/15/2043	20,000	19,942
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	4,147
Saint John Baptist Parish
Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/2037	20,000	19,394

				88,001

Maryland (2.7%)
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/2009 (Prere.)	25,000	27,747
Maryland GO	5.250%	2/15/2014	16,635	18,838
Maryland Health & Higher Educ. Fac.
Auth. Rev.(Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	6,779
Maryland Health & Higher Educ. Fac.
Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	14,740
Maryland Health & Higher Educ. Fac. Auth.
Rev.(Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	7,500	8,343

				76,447

Massachusetts (7.7%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/2021	15,000	18,833
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2029 (1)	3,085	3,604
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2034	9,030	10,376
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,758
Massachusetts GO	5.250%	8/1/2022	5,000	5,694
Massachusetts Health & Educ. Fac. Auth.
Rev.(Berklee College of Music)	5.000%	10/1/2032	23,125	23,091
Massachusetts Health & Educ. Fac. Auth.
Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,425
Massachusetts Health & Educ. Fac. Auth.
Rev. (Lahey Clinic Medical Center)	5.000%	8/15/2030 (3)	7,460	7,492
Massachusetts Health & Educ.
Fac. Auth. Rev. (MIT)	5.000%	7/1/2023	5,100	5,771
Massachusetts Port Auth. Rev.	5.000%	7/1/2008 (Prere.)	3,500	3,577
Massachusetts School Building
Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2030 (4)	13,160	13,670
Massachusetts Special
Obligation Dedicated Tax Rev.	5.250%	1/1/2014 (3)(Prere.)	7,295	8,216
Massachusetts Special
Obligation Dedicated Tax Rev.	5.500%	1/1/2027 (3)	7,190	7,820
Massachusetts Water Pollution
Abatement Trust	5.250%	8/1/2026	4,790	5,526
Massachusetts Water Pollution
Abatement Trust	5.250%	8/1/2027	7,780	8,939
Massachusetts Water Pollution
Abatement Trust	5.250%	8/1/2029	11,325	12,998
1 Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	32,000	38,802
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2031 (2)	21,000	21,735

				216,327

Michigan (3.4%)
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,360
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	7,755	8,607
Detroit MI Sewer System Rev.	5.125%	7/1/2015 (1)(Prere.)	3,970	4,499
Detroit MI Sewer System Rev.	5.500%	7/1/2029 (3)	18,000	19,497
Detroit MI Sewer System Rev.	5.000%	7/1/2032 (4)	3,045	3,159
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	6,030	6,076
Grand Rapids MI Tax
Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,873
Michigan Building Auth. Rev.	5.500%	10/15/2016	5,500	6,010
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/2046	14,000	13,834
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,175
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	8,778

				93,868

Minnesota (0.4%)
Minnesota GO	5.000%	8/1/2020	10,570	11,719

Missouri (0.7%)
Missouri Health & Educ. Fac.
Auth. Health Fac. Rev. (St. Luke's
Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,483
Missouri Highways & Transp. Comm.
Road Rev.	5.000%	5/1/2026	15,000	15,882

				20,365

Nebraska (2.0%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,784
Omaha NE GO	5.250%	4/1/2025	7,500	8,656
Omaha NE GO	5.250%	4/1/2026	7,580	8,731
Omaha NE GO	5.250%	4/1/2027	10,730	12,310
Omaha NE Public Power Dist.
Electric Rev.	5.000%	2/1/2039	20,075	20,481

				55,962

Nevada (1.3%)
Clark County NV School Dist. GO	5.000%	6/15/2013	17,305	19,093
Clark County NV School Dist. GO	5.000%	6/15/2014	8,995	10,000
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	2,000	2,097
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2011 (4)(Prere.)	5,000	5,492

				36,682

New Hampshire (0.9%)
Manchester NH General Airport Rev.	5.625%	1/1/2010 (4)(Prere.)	23,000	24,412

New Jersey (3.8%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2028 (1)	10,680	12,184
Garden State Preservation Trust
New Jersey	5.750%	11/1/2028 (4)	20,000	24,334
New Jersey Econ. Dev. Auth. Rev.
(Cigarette Tax)	5.500%	6/15/2024	10,000	9,882
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.500%	9/1/2026 (2)	10,000	11,455
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.500%	9/1/2027 (3)	9,000	10,265
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (4)	305	335
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (4)(ETM)	1,595	1,756
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	14,204
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	5,000	5,606
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	5,795	6,798
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	2,060	2,188
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.625%	6/1/2026	10,000	8,735

				107,742

New Mexico (0.9%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	10,000	10,716
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,253
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian
Healthcare Services)	5.500%	8/1/2011 (Prere.)	10,000	11,064

				25,033

New York (8.6%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,068
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,080
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	5,677
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,729
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/2035	18,690	19,615
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	5,030
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,454
New York City NY GO	5.250%	8/1/2012	8,535	9,381
New York City NY
Transitional Finance Auth. Rev.	6.250%	5/15/2010 (Prere.)	265	291
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2024 (2)	10,000	10,532
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,496
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,730
New York State Dormitory Auth. Rev.
(State Univ.)	7.500%	5/15/2011	7,335	8,120
New York State Environmental Fac.
Corp. Rev. (Clean Water & Drinking
Revolving Funds)	5.250%	6/15/2020	37,090	40,247
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	8,090
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2030	12,215	12,619
Tobacco Settlement Financing Corp.
New York Rev.	5.500%	6/1/2014	12,770	13,138
Tobacco Settlement Financing Corp.
New York Rev.	5.500%	6/1/2015	20,000	20,938
Tobacco Settlement Financing Corp.
New York Rev.	5.500%	6/1/2018	15,410	16,561
Triborough Bridge & Tunnel Auth.
New York Rev.	5.250%	11/15/2017	10,000	10,942
Triborough Bridge & Tunnel Auth.
New York Rev.	6.125%	1/1/2021 (ETM)	10,000	12,226
Triborough Bridge & Tunnel Auth.
New York Rev.	5.500%	1/1/2022 (Prere.)	6,750	7,857

				241,821

North Carolina (1.5%)
North Carolina Eastern Muni.
Power Agency Rev.	7.500%	1/1/2010 (ETM)	4,935	5,344
North Carolina Eastern Muni.
Power Agency Rev.	6.500%	1/1/2018 (ETM)	4,625	5,814
North Carolina GO	5.000%	3/1/2020	5,000	5,419
North Carolina Infrastructure
Financial Corp. COP Capital
Improvements	5.000%	2/1/2022 (4)	6,500	6,977
North Carolina Medical Care Comm.
Health Care Fac.(Novant Health
Obligated Group)	5.000%	11/1/2034	15,000	14,933
Winston-Salem NC Water &
Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,220	1,349
Winston-Salem NC Water &
Sewer System Rev.	5.500%	6/1/2016	1,780	1,954

				41,790

Ohio (3.2%)
Buckeye OH Tobacco
Settlement Financing Corp. Rev.	5.125%	6/1/2024	14,400	13,912
Cincinnati OH City School Dist. GO	5.250%	12/1/2027 (3)	14,900	16,605
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.250%	8/15/2046	6,080	5,998
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,201
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,400
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,321
Ohio Common Schools GO	5.000%	3/15/2014	7,020	7,709
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/2046	13,500	13,090
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,256
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,750
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,587

				88,829

Oregon (1.0%)
Portland OR Sewer System Rev.	5.000%	8/1/2019 (4)	11,790	13,054
Umatilla County OR Hosp. Fac.
Auth. Rev. (Catholic Health
Initiative)	5.000%	5/1/2022	14,880	15,248

				28,302

Pennsylvania (3.2%)
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2031	11,420	10,453
Pennsylvania GO	5.000%	9/1/2014 (4)	5,000	5,609
Philadelphia PA GO	5.250%	8/1/2017 (4)	12,765	14,581
Philadelphia PA GO	5.000%	8/1/2018 (4)	17,740	19,734
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	20,000	21,931
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	3,901
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/2013 (3)	10,000	11,366
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2011 (Prere.)	1,725	1,937
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2021	610	641

				90,153

Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2008 (4)(Prere.)	2,000	2,056
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2014 (1)	2,000	2,050
Puerto Rico GO	5.000%	7/1/2013 (Prere.)	1,930	2,157
Puerto Rico GO	5.000%	7/1/2033	1,670	1,632
Puerto Rico Infrastructure
Financing Auth. Special Tax Rev.	0.000%	7/1/2034 (2)	15,305	3,707
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	5.375%	7/1/2014 (Prere.)	7,205	8,183
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,151
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	10,060	12,314
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	10,000	10,606
Puerto Rico Sales Tax Financing
Corp. Rev.	0.000%	8/1/2047 (2)	45,000	5,308
Puerto Rico Sales Tax Financing
Corp. Rev.	0.000%	8/1/2054 (2)	25,000	2,006

				51,170

South Carolina (2.2%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/2028	20,000	20,581
Medical Univ. South Carolina
Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/2012 (Prere.)	7,750	8,958
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)	12,210	14,542
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)(ETM)	2,035	2,473
South Carolina Jobs Econ.
Dev. Auth. Hosp. Improvement Rev.
(Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	5,733
South Carolina Jobs Econ. Dev. Auth.
Rev. (Bon Secours Health System)	5.625%	11/15/2012 (Prere.)	2,080	2,351
South Carolina Jobs Econ. Dev. Auth.
Rev. (Bon Secours Health System)	5.625%	11/15/2030	7,920	8,114

				62,752

Tennessee (1.6%)
Clarksville TN Public Building Auth.
Rev.(Pooled Financing) VRDO	1.900%	2/1/2008 LOC	8,210	8,210
Clarksville TN Public Building Auth.
Rev.(Pooled Financing) VRDO	1.900%	2/1/2008 LOC	10,000	10,000
Shelby County TN Health Educ.
& Housing Fac. Board Rev.
(St. Jude Children's Research Hospital)	5.000%	7/1/2031	25,000	25,516

				43,726

Texas (9.6%)
Austin TX Combined Util. System Rev.	0.000%	5/15/2017 (3)	4,900	3,363
Austin TX Water & Wastewater System Rev.	5.000%	5/15/2028 (1)	6,665	6,904
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	4,398
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	2,967
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,453
Houston TX GO	5.750%	3/1/2014 (4)	260	280
Houston TX GO	5.750%	3/1/2015 (4)	265	286
Houston TX GO	5.750%	3/1/2016 (4)	395	426
Houston TX Hotel Occupancy Tax &
Special Rev.(Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	10,306
Houston TX Hotel Occupancy Tax &
Special Rev.(Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	11,897
Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	20,500	17,569
Lewisville TX Independent School Dist.	0.000%	8/15/2016	5,630	4,125
Lewisville TX Independent School Dist.	0.000%	8/15/2017	6,940	4,839
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2009 (4)(Prere.)	65	69
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/2009 (4)(Prere.)	30	32
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/2011 (4)	12,575	13,255
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2016 (4)	27,425	28,875
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	4,524
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	11,435	12,197
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	11,003
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2025	15,500	16,282
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2032	15,000	15,595
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	22,253
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	940	792
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	38,730	32,120
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	335	259
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,405	12,445
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	39,170	26,882
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	800	562

				268,969

Utah (1.0%)
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/2035 (1)	25,000	26,587

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/2010 (Prere.)	5,000	5,584

Virginia (2.3%)
Farmville VA IDA Education Fac. Rev.
(Longwood Student Housing Project) VRDO	2.150%	2/7/2008 (12)	17,927	17,927
Stafford County VA Econ.
Dev. Auth. Hosp. Fac. Rev.
(Medicorp Health System)	5.250%	6/15/2037	16,755	16,788
Tobacco Settlement Financing Corp.
Virginia Rev.	5.625%	6/1/2015 (Prere.)	10,000	11,660
Virginia College Building Auth. Educ.
Fac. Rev.
(Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,587
Winchester VA IDA Hosp. Rev.
(Valley Health System)	5.250%	1/1/2037	5,000	5,096

				63,058

Washington (1.7%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	10,599
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,972
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	8,012
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	6,482
Port of Seattle WA Rev.	5.625%	8/1/2010 (1)(Prere.)	7,735	8,343
Washington GO	5.625%	7/1/2010 (Prere.)	7,030	7,571
Washington GO	6.750%	2/1/2015	3,450	4,022

				49,001

West Virginia (0.4%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	11,097
				11,097

Wisconsin (1.9%)
Wisconsin Clean Water Rev.	6.875%	6/1/2011	20,500	22,372
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	11,019
Wisconsin Health & Educ. Fac. Auth.
Rev.(Ascension Health)	5.000%	11/15/2036	20,000	20,183

				53,574

Total Municipal Bonds
(Cost $2,601,564)				2,718,445

			Shares
Temporary Cash Investment (2.4%)
2 Vanguard Municipal Cash Management Fund
(Cost $65,561)	2.441%		65,561,393	65,561

Total Investments (99.3%)
(Cost $2,667,125)				2,784,006

Other Assets and Liabilities - Net (0.7%)				20,520

Net Assets (100%)				2,804,526

1 Securities with a value of $4,850,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond. IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association). (2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $2,682,082,000. Net unrealized appreciation of investment securities for tax purposes was $101,924,000, consisting of unrealized gains of $122,286,000 on securities that had risen in value since their purchase and $20,362,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(485)	57,867	(859)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.7%)

Alabama (1.1%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev.
(Ascension Health)	5.000%	11/15/2039	29,855	30,098
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,101
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)	6.700%	11/1/2029	9,500	9,768
Courtland AL Dev. Board Solid Waste Disposal Rev.
(International Paper Co.)	5.200%	6/1/2025	10,000	9,244
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	16,618

				68,829

Arizona (2.0%)
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/2010	4,250	4,200
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/2037	7,000	5,948
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/2010	17,500	18,162
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/2032	15,200	15,414
Maricopa County AZ Pollution
Control Corp. PCR (Southern California
Edison Co.) PUT	2.900%	3/2/2009	16,500	16,565
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2027	22,000	21,602
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/2032	10,000	9,314
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	30,971

				122,176

Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	3,450	3,982

California (11.9%)
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	923
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,858
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,588
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/2017	8,330	9,168
California GO	5.000%	11/1/2021	32,545	34,427
California GO	5.000%	8/1/2023 (4)	20,000	21,152
California GO	5.125%	2/1/2025	13,975	14,327
California GO	4.500%	12/1/2032 (4)	10,000	9,627
California GO	4.500%	10/1/2036	56,500	52,461
California GO	5.000%	6/1/2037	30,000	30,042
California Housing Finance Agency
Home Mortgage Rev.	5.500%	2/1/2042	25,535	27,336
California PCR Financing Auth.
Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	32,155	33,430
California PCR Financing Auth.
Solid Waste Disposal Rev.
(Waste Management)	5.400%	4/1/2025	3,000	2,973
California PCR Financing Auth.
Solid Waste Disposal Rev.
(Waste Management)	5.000%	7/1/2027	6,185	5,725
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/2021	7,675	7,896
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/2022	5,000	5,114
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/2023	2,870	2,917
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2019	7,000	7,618
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/2012 (1)	25,000	27,760
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	11,055
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	33,913
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,304
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.050%	5/15/2008	2,500	2,502
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,226
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	37,785	38,245
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/2045	50,000	50,194
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,515
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	1,983
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,715	2,441
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/2028 (1)	25,000	25,098
Golden State Tobacco Securitization
Corp. California	5.000%	6/1/2013 (2)(Prere.)	20,885	22,945
Golden State Tobacco Securitization
Corp. California	5.625%	6/1/2013 (Prere.)	7,000	7,905
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/2026	750	733
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/2036	2,000	1,898
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/2013 (Prere.)	890	1,025
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/2013 (Prere.)	885	1,033
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/2013 (Prere.)	890	1,046
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/2013 (Prere.)	3,555	4,186
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/2013 (Prere.)	2,670	3,151
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2024 (4)	11,175	11,849
Northstar Community Services Dist. CA
Special Tax Community Fac. Dist.	5.000%	9/1/2037	15,000	13,292
Rancho Mirage CA Joint
Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.000%	7/1/2038	25,000	24,539
Roseville CA North Central Roseville
Community Fac. Dist.	5.400%	9/1/2008	1,850	1,870
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,641
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	32,684
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,786
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,742
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,691
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/2033 (2)	10,000	10,293
San Joaquin Hills CA Transp.
Corridor Agency Toll Road Rev.	0.000%	1/15/2009 (1)	3,000	2,928
San Joaquin Hills CA Transp.
Corridor Agency Toll Road Rev.	0.000%	1/15/2025 (1)	12,900	5,184
Santa Margarita CA Water Dist. Special
Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2013 (Prere.)	3,000	3,511

				730,750

Colorado (3.7%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.250%	9/1/2011 (Prere.)	10,000	10,907
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (ETM)	7,775	8,546
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	8,200	9,014
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,215	5,732
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,130	5,639
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,000	3,298
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	4.500%	9/1/2038	25,000	23,650
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/2041	30,000	29,709
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/2026	1,000	938
Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/2037	2,250	2,097
Colorado Health Fac. Auth. Rev.
(Covenant Retirement Community Inc.)	5.250%	12/1/2025	15,500	15,131
Denver CO City & County Single
Family Mortgage Rev.	5.550%	12/1/2039	5,932	6,312
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2009 (1)	14,195	13,535
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)	7,185	6,603
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2012 (1)	26,795	22,590
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	5,000	4,008
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2014 (1)	8,000	6,093
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,000	3,619
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2018 (1)	5,000	3,061
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2024 (1)	29,225	12,117
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	14,900	5,789
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2027 (1)	16,465	5,519
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2029 (1)	56,600	16,686
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/2016 (4)(Prere.)	10,000	9,831

				230,424

Connecticut (1.4%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.850%	9/1/2028	35,250	36,109
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	8,047
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,077
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,543
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,543
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	7,953
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,610
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,610

				85,492

Delaware (0.1%)
Delaware Housing Auth.
Single Family Mortgage Rev.	5.875%	1/1/2038	4,880	5,275

District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/2030 (2)	12,815	13,583
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/2013 (1)	2,500	2,727
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/2016 (1)	2,775	3,028
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/2017 (1)	2,000	2,170
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/2018 (1)	2,000	2,166

				23,674

Florida (5.8%)
Alachua County FL IDR
(North Florida Retirement Village)	5.625%	11/15/2022	5,000	4,853
Alachua County FL IDR
(North Florida Retirement Village)	5.875%	11/15/2036	10,000	9,427
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	17,875	17,807
Brevard County FL School Board COP	5.000%	7/1/2027 (2)	12,895	12,991
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,017
East Homestead Community Dev. Dist.
Florida Special Assessment Rev.	5.000%	5/1/2011	3,435	3,273
Escambia County FL Environmental
Improvement Rev.	5.750%	11/1/2027	6,000	6,017
Florida Housing Finance Agency Rev.	5.750%	1/1/2037	29,185	31,592
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.750%	1/1/2037	13,795	14,721
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.500%	7/1/2048	15,000	16,084
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/2036	14,800	14,944
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.250%	10/1/2034	5,185	5,170
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.000%	10/1/2036	7,000	6,702
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.250%	10/1/2041	10,000	9,859
Jacksonville FL Econ. Dev.
Community Health Care Fac. Rev.
(Mayo Clinic)	5.000%	11/15/2036	14,400	14,447
Landmark at Doral Community Dev.
Dist. Florida Special Assessment	5.200%	5/1/2015	6,680	5,444
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/2009 (Prere.)	1,475	1,580
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/2009 (Prere.)	1,000	1,071
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.125%	11/15/2036	2,500	2,217
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/2035 (1)	84,000	85,771
Miami-Dade County FL Aviation -
Miami International Airport	5.000%	10/1/2038 (11)	8,770	8,476
Miami-Dade County FL School Board COP	5.250%	10/1/2018 (3)	7,915	8,457
Northern Palm Beach County FL Improvement
Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,390	1,452
Northern Palm Beach County FL Improvement
Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,131
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.375%	7/1/2020	1,100	1,034
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.700%	7/1/2026	1,000	944
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.000%	7/1/2012	6,000	5,879
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.500%	7/1/2032	1,200	1,078
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Tower)	5.500%	7/1/2038	1,500	1,325
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.500%	5/1/2010	535	527
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.800%	5/1/2026	3,000	2,950
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/2017 (ETM)	2,200	2,662
Palm Beach County FL Airport System Rev.	5.750%	10/1/2012 (1)	7,220	8,035
Palm Beach County FL Airport System Rev.	5.750%	10/1/2012 (1)(ETM)	2,340	2,656
Palm Beach County FL Airport System Rev.	5.750%	10/1/2014 (1)(ETM)	2,060	2,411
Palm Beach County FL Airport System Rev.	5.750%	10/1/2014 (1)	6,440	7,340
Palm Glades Comm. Dev. Dist.
(Florida Supplemental Assessment)	4.850%	8/1/2011	2,320	2,194
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/2030	18,000	18,373
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2015 (3)	1,180	1,336
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2016 (3)	1,720	1,955

				354,202

Georgia (1.5%)
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,526
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,540
Fulton County GA Residential Care Fac.
(Canterbury Court)	6.125%	2/15/2034	2,000	1,946
Georgia Housing Finance Auth. Rev.	5.000%	12/1/2026	4,750	4,744
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2015 (1)(Prere.)	95	113
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)	4,060	4,796
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)(ETM)	845	1,025
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2018	5,000	5,270
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2019	9,500	9,512
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/2019	15,000	15,698
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.500%	9/15/2028	12,195	11,886
Richmond County GA Dev. Auth.
Environmental Improvement Rev.	5.750%	11/1/2027	3,000	3,016
Winder-Barrow County GA Joint
Dev. Auth. Solid Waste Disposal Rev.
(Republic Services Inc.) VRDO	2.490%	2/7/2008	23,800	23,800

				92,872

Guam (0.7%)
Guam Govt. GO	5.000%	11/15/2023	7,500	7,269
Guam Govt. GO	5.125%	11/15/2027	7,400	7,054
Guam Govt. GO	5.250%	11/15/2037	22,500	21,116
Guam Govt. Waterworks Auth. Water
& Wastewater System Rev.	6.000%	7/1/2025	2,000	2,043
Guam Govt. Waterworks Auth. Water
& Wastewater System Rev.	5.875%	7/1/2035	5,000	4,949

				42,431

Hawaii (1.1%)
Hawaii GO	5.000%	7/1/2019 (2)	14,055	15,225
Hawaii GO	5.000%	7/1/2020 (2)	14,850	15,962
Honolulu HI City & County GO	5.250%	7/1/2012 (3)	4,950	5,442
Honolulu HI City & County GO	5.250%	7/1/2020 (3)	15,360	16,892
Honolulu HI City & County GO	5.000%	7/1/2022 (3)	8,115	8,626
Honolulu HI City & County Waste Water GO	0.000%	7/1/2017 (3)	6,000	4,100
Honolulu HI City & County Waste Water GO	0.000%	7/1/2018 (3)	2,000	1,292

				67,539

Idaho (0.1%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev.	5.125%	1/1/2029	3,100	3,180
Madison County ID Hosp. Rev.	5.250%	9/1/2037	1,650	1,457

				4,637

Illinois (2.7%)
Chicago IL GO	5.125%	1/1/2009 (3)(Prere.)	100	104
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,795	7,817
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,445	7,476
Chicago IL GO	0.000%	1/1/2026 (1)	2,755	2,546
Chicago IL GO	0.000%	1/1/2027 (1)	2,630	2,422
Chicago IL GO	5.125%	1/1/2029 (3)	6,730	6,871
Chicago IL Midway Airport Rev.	5.500%	1/1/2014 (4)	6,410	6,820
Chicago IL Midway Airport Rev.	5.500%	1/1/2015 (4)	4,760	5,121
Chicago IL Midway Airport Rev.	5.500%	1/1/2016 (4)	7,135	7,666
Chicago IL Midway Airport Rev.	5.500%	1/1/2017 (4)	7,525	8,074
Chicago IL Midway Airport Rev.	5.500%	1/1/2018 (4)	7,940	8,277
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	5,925	6,752
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	12,837
Illinois Dev. Finance Auth. Solid Waste
Disp. Rev.(Waste Management)	5.050%	1/1/2010	9,750	9,948
Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.)	5.500%	8/15/2014 (Prere.)	20,500	23,618
Illinois Finance Auth. Rev.
(OSF Healthcare System)	5.750%	11/15/2037	17,000	17,252
Illinois Finance Auth. Rev.
(Tabor Hills Supportive Living)	5.250%	11/15/2036	3,000	2,727
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/2035	4,000	3,189
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.100%	9/1/2011 (2)	3,105	3,177
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,551
Illinois Sales Tax Rev.	5.500%	6/15/2016 (3)	3,000	3,403
Illinois Sales Tax Rev.	5.750%	6/15/2019 (3)	5,000	5,879
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/2042 (1)	10,000	10,251

				164,778

Indiana (2.3%)
Indiana Health & Educ. Fac.
Financing Auth. Rev. (Ascension
Health Credit Group)	5.000%	11/15/2039	46,395	46,739
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	25,891
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/2011	11,115	11,932
Indianapolis IN Airport Auth. Rev.
(Federal Express Corp.)	5.100%	1/15/2017	21,000	21,629
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/2014	21,500	24,525
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	2.490%	2/7/2008	10,000	10,000

				140,716

Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/2034	25,000	23,216

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/2026	2,000	1,951
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/2038	2,000	1,900
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2011 (Prere.)	9,000	10,208
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2011 (Prere.)	21,100	24,751
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/2026	1,000	943
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/2031	1,000	929
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/2036	825	810
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2036	15,830	15,453

				56,945

Kentucky (1.0%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,099
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,023
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/2017 (1)	7,500	8,221
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2015 (4)	5,300	6,043
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2016 (4)	7,000	8,018
Kentucky Property & Building Comm. Rev.	5.000%	10/1/2017 (2)	6,000	6,709
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2017 (4)	2,000	2,289
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,472
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,358

				64,232

Louisiana (2.7%)
Calcasieu Parish LA IDR PCR
(Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,010
East Baton Rouge LA Mortgage Fin. Auth.
Single Family Rev.	5.400%	4/1/2038	2,945	3,155
Ernest N. Morial - New Orleans LA
Exhibit Hall Special Tax	5.000%	7/15/2013 (2)(Prere.)	27,000	29,984
Louisiana Housing Finance Agency Single
Family Mortgage Rev. Home Ownership	5.950%	6/1/2038	10,000	10,880
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/2038	45,000	44,392
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/2037	75,000	72,726

				166,147

Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/2019	9,250	9,562
Maine Housing Auth. Mortgage Rev. VRDO	2.300%	2/7/2008	5,000	5,000

				14,562

Maryland (2.3%)
Maryland Dept. of Housing &
Community Dev. Rev.	5.750%	3/1/2041	12,920	13,887
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/2016	3,000	2,977
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/2031	12,000	10,508
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.250%	12/1/2031	2,000	1,814
Maryland Health & Higher Educ. Fac. Auth. Rev.
(King Farm Presbyterian Community)	4.750%	1/1/2013	10,000	9,937
Maryland Health & Higher Educ. Fac. Auth. Rev.
(King Farm Presbyterian Community)	5.000%	1/1/2017	11,500	11,434
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	33,340
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	15,000	16,687
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/2011 (Prere.)	15,500	16,898
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/2011 (Prere.)	8,070	8,798
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/2011 (Prere.)	3,930	4,348
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/2012 (Prere.)	6,500	7,402
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/2012 (Prere.)	3,000	3,416
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	5.500%	5/1/2020	420	420
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	1,987

				143,853

Massachusetts (3.0%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev.(Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,111
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	28,266
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,038
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	7/15/2035	15,110	15,545
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	5,685	6,024
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	17,665
* Massachusetts Ind. Finance Agency Solid Waste Disposal
Rev.(Massachusetts Paper Co.)	8.500%	11/1/2012	5,098	5
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.250%	7/1/2015 (1)	7,535	8,166
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/2014 (3)(Prere.)	15,000	17,300
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2020	13,920	15,874
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 (ETM)	43,700	52,988

				186,982

Michigan (1.0%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012 (Prere.)	11,000	12,532
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/2032	5,000	5,021
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/2046	45,000	44,467

				62,020

Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,013
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/2028	4,500	4,579
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/2037	16,000	16,069
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/2012 (Prere.)	39,000	44,295
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/2012 (Prere.)	7,000	8,029
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	8,993
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,569

				89,547

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/2031 (10)	11,365	11,227
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/2038	3,960	4,252

				15,479

Missouri (1.3%)
Missouri Dev. Finance Board Infrastructure
Fac. Branson Landing Rev.	5.000%	6/1/2035	4,000	3,729
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,085
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	6.050%	3/1/2037	11,920	12,932
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	6.000%	3/1/2038	4,600	5,042
Missouri Housing Dev. Corp. Single
Family Mortgage Rev.	5.600%	9/1/2038	8,500	9,249
Missouri Jt. Muni. Electric Util. Comm. Power
Project Rev. Plum Point Project	5.000%	1/1/2028 (1)	5,000	5,029
St. Louis MO Airport Rev. Lambert-St.
Louis International Airport	5.500%	7/1/2027 (1)	10,000	11,106
St. Louis MO Airport Rev. Lambert-St.
Louis International Airport	5.500%	7/1/2028 (1)	10,000	11,112
St. Louis MO Airport Rev. Lambert-St.
Louis International Airport	5.500%	7/1/2029 (1)	6,000	6,669
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	10,600

				82,553

Montana (0.1%)
Montana Board Housing
(Single Family Mortgage) Rev.	5.750%	12/1/2037	6,225	6,690

Nebraska (0.9%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/2011 (2)(Prere.)	5,500	5,986
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2011 (Prere.)	21,345	23,335
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2011 (Prere.)	22,370	24,455

				53,776

Nevada (0.7%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/2008	8,000	8,090
Clark County NV PCR
(Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,581
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/2031	21,750	21,894

				42,565

New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/2009	20,925	21,099

New Jersey (6.7%)
Gloucester County NJ Improvement Auth. Solid
Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,296
Gloucester County NJ Improvement Auth. Solid
Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,586
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2019	2,000	1,973
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/2029	7,500	7,515
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2029	2,000	1,937
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2029	10,000	9,812
New Jersey Econ. Dev. Auth. Retirement Community
Rev. (Seabrook Village Inc.)	5.250%	11/15/2026	2,000	1,807
New Jersey Econ. Dev. Auth. Retirement Community
Rev. (Seabrook Village Inc.)	5.250%	11/15/2036	2,000	1,749
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	19,896
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,297
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road
Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,691
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road
Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	36,406
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	789
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	691
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,164
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	20,173
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,074
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	28,851
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	13,925
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (ETM)	2,390	2,632
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013	2,065	2,269
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,565
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	28,847
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	20,000	22,775
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	16,000	18,220
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023 (3)	10,000	11,717
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2022 (4)	16,630	17,785
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	32,495	23,622
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/2023	9,230	8,571
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/2026	46,750	40,835

				411,470

New Mexico (1.5%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/2025	22,550	23,857
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/2026	8,000	8,421
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	11,000	11,926
New Mexico Hosp. Equipment Loan Council Hosp. System
Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	27,550	30,480
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.600%	7/1/2038	9,245	9,959
New Mexico Mortgage Finance Auth.
Single Family Mortgage	5.300%	1/1/2039	6,455	6,864
Univ. of New Mexico Univ. Rev.	5.000%	7/1/2032 (4)(7)	3,500	3,602

				95,109

New York (7.7%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,632
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,216
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,066
Essex County NY IDA Solid Waste Disposal Rev.
(International Paper)	5.200%	12/1/2023	2,750	2,613
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/2047 (1)LOC	29,000	27,618
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2012 (4)	10,000	8,824
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,765
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	4,465	4,564
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	17,460
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,993
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,796
Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/2027	2,500	2,522
Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/2043	9,000	9,156
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2017	3,250	3,518
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2017	3,500	3,762
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2017	4,500	4,803
New York City NY IDA Special Fac. Rev.	5.500%	1/1/2017	4,000	4,247
New York City NY IDA Special Fac. Rev.	7.750%	8/1/2031	15,000	16,175
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2035 (1)	24,635	25,190
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	3,050	3,248
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2034	5,000	4,934
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2017 (4)	8,000	8,851
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2019 (2)	10,000	11,516
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2022 (4)	5,500	5,886
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	16,282
New York State Dormitory Auth. Rev. Non State Supported
Debt (Long Island Jewish Obligated Group)	4.021%	5/1/2018	23,370	21,999
New York State Dormitory Auth. Rev. Non State Supported
Debt (Long Island Jewish Obligated Group)	5.000%	5/1/2037	10,000	9,818
New York State Dormitory Auth. Rev. Non State Supported
Debt (New York Univ. Hosp.)	5.250%	7/1/2024	4,250	4,247
New York State Dormitory Auth. Rev. Non State Supported
Debt (New York Univ. Hosp.)	5.625%	7/1/2037	8,750	8,715
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/2010 (1)	7,430	7,638
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/2011 (1)	6,685	6,869
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/2012 (1)	8,360	8,581
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2020 (2)	20,000	23,219
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	16,106
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/2013	12,500	12,645
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/2014	3,000	3,034
Port Auth. of New York & New Jersey Special Obligation
Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,125
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2017 (ETM)	10,000	11,338
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2018	15,000	16,343
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/2020 (1)	10,000	11,699
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center Project)	7.250%	1/1/2010	4,545	4,819
Ulster County NY IDA Rev.	6.000%	9/15/2037	10,500	9,958
Ulster County NY IDA Rev.	6.000%	9/15/2042	7,000	6,602
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/2025	11,500	11,580
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/2030	20,000	20,053

				475,025

North Carolina (2.8%)
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/2011 (Prere.)	28,355	31,091
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/2039	6,645	6,992
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	17,455	18,774
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2014	6,000	6,532
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2015	8,000	8,553
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2016	3,000	3,200
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2017	2,000	2,126
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/2018 (ETM)	6,665	8,379
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	1/1/2038	4,000	4,270
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	7/1/2038	9,000	9,592
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligated Group)	5.000%	11/1/2039	15,000	14,848
North Carolina Medical Care Comm. Health Care Fac.
(Pennbyrn)	6.125%	10/1/2035	9,500	8,998
North Carolina Medical Care Comm. Health Care Fac.
(Presbyterian Homes)	6.875%	10/1/2010 (Prere.)	4,000	4,463
North Carolina Medical Care Comm. Health Care Fac.
(Presbyterian Homes)	7.000%	10/1/2010 (Prere.)	15,000	16,925
North Carolina Medical Care Comm. Health Care Fac.
(Salemtowne)	5.000%	10/1/2023	1,850	1,744
North Carolina Medical Care Comm. Health Care Fac.
(Salemtowne)	5.100%	10/1/2030	1,155	1,050
North Carolina Medical Care Comm. Retirement Fac. Rev.
(Givens Estates)	5.000%	7/1/2027	2,750	2,628
North Carolina Medical Care Comm. Retirement Fac. Rev.
(Givens Estates)	5.000%	7/1/2033	3,000	2,712
North Carolina Medical Care Comm. Retirement Fac. Rev.
(United Methodist Retirement Home)	7.250%	10/1/2009 (Prere.)	13,000	14,130
North Carolina Medical Care Comm. Retirement Fac. Rev.
(Village at Brookwood)	5.250%	1/1/2032	3,500	2,971
North Carolina Muni. Power Agency Rev.	5.500%	1/1/2015 (1)	3,500	3,899

				173,877

Northern Mariana Islands (0.2%)
1 Northern Mariana Islands GO	7.375%	6/1/2010 (Prere.)	10,500	11,688

Ohio (2.8%)
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/2012	27,000	28,302
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/2013	7,000	7,356
Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/2037	50,000	36,257
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,736
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	4,068
Ohio Common Schools GO	4.500%	9/15/2025	13,700	13,832
Ohio GO	4.500%	9/15/2022 (1)	5,000	5,123
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	21,000	21,128
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/2046	20,000	19,392
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	12,449
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.350%	11/1/2008 (Prere.)	2,500	2,584
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	15,242

				170,469

Oklahoma (1.2%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/2025	2,000	1,958
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/2038	7,500	7,079
Oklahoma Housing Finance Agency Single Family Mortgage Rev.
Homeownership Loan Program	5.750%	9/1/2036	6,685	7,234
Oklahoma Housing Finance Agency Single Family Mortgage Rev.
Homeownership Loan Program	5.800%	9/1/2037	4,250	4,622
Oklahoma Housing Finance Agency Single Family Mortgage Rev.
Homeownership Loan Program	5.875%	9/1/2037	6,210	6,806
Oklahoma Housing Finance Agency Single Family Mortgage Rev.
Homeownership Loan Program	5.950%	9/1/2037	9,000	9,937
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2020 (2)	4,250	4,520
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2021 (2)	4,510	4,770
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/2036	12,000	11,963
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	15,500	15,417

				74,306

Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/2021	5,000	5,182
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,509
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,669
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,006

				11,366

Pennsylvania (2.6%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,459
Bucks County PA IDA Retirement Community Rev.
(Ann's Choice)	6.250%	1/1/2035	3,000	2,981
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	31,270
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.250%	7/1/2026	1,250	1,261
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.375%	7/1/2030	1,000	1,005
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.500%	7/1/2040	2,750	2,773
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.125%	12/15/2020	1,000	949
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.300%	12/15/2026	500	469
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/2022	3,000	3,045
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014 (2)	6,000	6,320
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015 (2)	3,500	3,662
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018 (2)	10,500	10,416
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project)	6.750%	12/1/2036	10,000	10,215
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/2014 (2)	10,000	11,019
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	10,000	11,180
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	21,500	24,300
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	4.083%	12/1/2017	37,930	34,534

				161,858

Puerto Rico (3.4%)
Puerto Rico GO	5.000%	7/1/2013 (Prere.)	4,510	5,041
Puerto Rico GO	5.000%	7/1/2033	3,890	3,802
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	23,570	26,513
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/2014 (Prere.)	17,200	19,536
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2014 (Prere.)	17,040	19,477
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2033	24,750	24,577
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
PUT	5.000%	7/1/2012 (2)	33,000	34,040
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	36,059
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	62,390	5,005
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	450,000	32,234

				206,284

South Carolina (3.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2027	11,120	11,302
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2029	22,500	23,138
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2031	11,500	11,597
Charleston SC Educ. Excellence Financing Corp. Rev.
(Charleston County School Dist.)	5.250%	12/1/2025	5,000	5,205
Greenville County SC School Dist. GO	5.000%	12/1/2027	35,000	35,928
Greenville County SC School Dist. GO	5.000%	12/1/2028	12,480	12,775
Lancaster County SC Assessment Rev.	5.450%	12/1/2037	1,650	1,408
Lexington County SC Health Services Dist. Inc.
Hospital Rev.	5.000%	11/1/2032	30,000	29,703
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	23,497
South Carolina Jobs Econ. Dev. Auth. Health Care
Fac. Rev. (Lutheran Homes)	5.375%	5/1/2021	1,500	1,417
South Carolina Jobs Econ. Dev. Auth. Health Care
Fac. Rev. (Lutheran Homes)	5.500%	5/1/2028	1,100	1,006
South Carolina Jobs Econ. Dev. Auth. Health Care
Fac. Rev. (Lutheran Homes)	5.625%	5/1/2042	1,000	899
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	22,506
South Carolina Public Service Auth. Rev.	5.000%	1/1/2017 (1)	4,000	4,450
South Carolina Public Service Auth. Rev.	5.000%	1/1/2018 (1)	6,000	6,669
South Carolina Public Service Auth. Rev.	5.000%	1/1/2019 (1)	10,000	11,092

				202,592

Tennessee (4.3%)
Memphis TN Electric System Rev.	5.000%	12/1/2016 (1)	40,000	43,348
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/2012	5,100	5,279
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/2024 (2)	7,450	7,759
Metro. Govt. of Nashville & Davidson County
TN Electric Rev.	5.200%	5/15/2023	17,000	17,423
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	10,209
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	12,011
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,437
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,701
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/2019 (1)	8,395	9,070
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)	4.900%	8/1/2008	670	674
Sullivan County TN Health & Housing Fac. Board Hosp.
Rev. Wellmont Health System	5.250%	9/1/2026	3,500	3,483
Sullivan County TN Health & Housing Fac. Board Hosp.
Rev. Wellmont Health System	5.250%	9/1/2036	12,000	11,404
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2014	25,370	26,790
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2015	30,495	32,139
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2019	25,865	26,566
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/2020	10,000	10,179
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/2037	15,280	16,443
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/2037	19,460	20,872

				262,787

Texas (5.3%)
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/2027	1,000	960
Bexar County TX Health Fac. Dev. Corp. Rev.
(Army Retirement Residence)	5.000%	7/1/2033	760	704
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,114
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	35,273
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	7,978
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)(ETM)	1,000	1,033
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)	3,640	3,810
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/2010 (1)(Prere.)	13,985	15,203
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,626
Houston TX Water & Sewer System Rev.	0.000%	12/1/2011 (2)	24,810	22,186
Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	26,000	22,283
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	12,350	12,830
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/2027	7,500	7,517
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/2025	2,100	2,073
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/2035	3,400	3,217
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev.
(Allied Waste Inc. Project)	5.200%	4/1/2018	4,000	3,646
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2017 (ETM)	2,560	2,822
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,793
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,575
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,932
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	6,218
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,549
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,601
Texas Dept. of Housing & Community Affairs Single
Mortgage Rev.	5.625%	3/1/2039	8,000	8,623
Texas Muni. Gas Acquisition & Supply Corp. Rev.	4.044%	9/15/2017	40,000	37,430
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2017	8,400	8,782
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2019	22,500	23,000
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/2020	22,500	22,753
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	280	207
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,762
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,411
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	6,490
Texas Water Finance Assistance GO	5.750%	8/1/2031	21,395	22,822

				326,223

Virgin Islands (0.8%)
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/2008	4,915	4,982
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/2009	3,065	3,133
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/2013	11,000	11,198
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/2018	19,000	19,275
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	10,000	10,742

				49,330

Virginia (1.8%)
Albemarle County VA IDA Residential Care Fac.
Rev.(Westminster-Canterbury Blue Ridge)	5.000%	1/1/2031	1,250	1,134
2 Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	7.250%	10/1/2031	5,565	5,886
2 Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	8.250%	4/1/2032	475	507
Chesterfield County VA Mortgage Rev.
(Brandermill Woods)	6.500%	1/1/2028	14,019	14,224
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/2022	4,000	4,030
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/2027	3,375	3,276
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/2037	5,000	4,748
Henrico County VA Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.600%	11/15/2012 (Prere.)	315	356
Henrico County VA Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.600%	11/15/2030	7,285	7,506
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/2018	515	521
Stafford County VA Econ. Dev. Auth. Hosp. Fac.
Rev. (Medicorp Health System)	5.250%	6/15/2037	40,000	40,078
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/2015 (Prere.)	10,000	11,660
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/2046	9,500	6,313
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2009 (Prere.)	9,000	9,950

				110,189

Washington (0.9%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	18,344
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	10,331
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	17,083
Port of Seattle WA GO	5.000%	11/1/2010 (4)	6,675	7,087

				52,845

West Virginia (0.6%)
Mason County WV PCR Appalachian
Power Co. Project	5.500%	10/1/2022	20,000	20,117
Pleasants County West VA Pollution
Control Rev.	5.250%	10/15/2037	10,000	9,881
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	10,173

				40,171

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,638

Total Municipal Bonds
(Cost $5,873,465)				6,006,670

			Shares

Temporary Cash Investment (0.9%)

3 Vanguard Municipal Cash Management Fund
(Cost $54,544)	2.441%		54,544,398	54,544

Total Investments (98.6%)
(Cost $5,928,009)				6,061,214

Other Assets and Liabilities - Net (1.4%)			87,713

Net Assets (100%)				6,148,927

* Non-income-producing security--interest payments in default.
1 Securities with a value of $10,018,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $6,393,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $5,949,927,000. Net unrealized appreciation of investment securities for tax purposes was $111,287,000, consisting of unrealized gains of $201,456,000 on securities that had risen in value since their purchase and $90,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(1,017)	121,341	(2,198)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (94.7%)

Alabama (0.8%)
1 Alabama Public School & College Auth. TOB VRDO	2.200%	2/7/2008	15,800	15,800
1 Alabama Public School & College Auth. TOB VRDO	2.900%	2/7/2008 (3)	5,000	5,000
1 Alabama Special Care Fac. Financing Auth. TOB VRDO	2.280%	2/7/2008	5,000	5,000
1 Auburn Univ. Alabama General Fee Rev. TOB VRDO	2.250%	2/7/2008 (4)	4,310	4,310
1 Birmingham AL Medical Center East Special Care Fac.
Financing Auth. Rev. TOB VRDO	2.250%	2/7/2008 (1)	25,265	25,265
Birmingham AL Public Educ. Building Student Housing
Rev. (Univ. Alabama Project) VRDO	2.220%	2/7/2008 LOC	18,160	18,160
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	21,000	21,033
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.750%	2/7/2008	33,550	33,550
1 Montgomery AL Water Works & Sewer Systems Rev.
TOB VRDO	2.420%	2/7/2008 (4)	5,190	5,190
1 Univ. of Alabama Birmingham Hosp. Rev. TOB VRDO	4.000%	2/7/2008 (2)	16,005	16,005
1 Univ. of Alabama General Rev. TOB VRDO	2.590%	2/7/2008 (1)	28,710	28,710

				178,023

Alaska (1.2%)
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,641
Alaska Housing Finance Corp. (State Capital) VRDO	2.110%	2/7/2008 (1)	37,375	37,375
Alaska Housing Finance Corp. Home Mortgage VRDO	2.250%	2/7/2008 (4)	19,925	19,925
Alaska Housing Finance Corp. Home Mortgage VRDO	2.250%	2/7/2008 (4)	50,000	50,000
1 Alaska Housing Finance Corp. TOB PUT	3.650%	9/18/2008 (1)	5,015	5,015
1 Alaska Housing Finance Corp. TOB VRDO	2.280%	2/7/2008	8,615	8,615
1 Alaska Housing Finance Corp. TOB VRDO	2.300%	2/7/2008	4,850	4,850
1 Alaska Housing Finance Corp. TOB VRDO	3.500%	2/7/2008	10,535	10,535
1 Alaska Housing Finance Corp. TOB VRDO	3.500%	2/7/2008 (1)	8,500	8,500
1 Anchorage AK Water Rev. TOB VRDO	2.500%	2/7/2008 (1)	15,410	15,410
1 Anchorage AK Water Rev. TOB VRDO	2.530%	2/7/2008 (1)	6,165	6,165
Valdez AK Marine Terminal Rev. (BP Pipeline Project)
VRDO	1.800%	2/1/2008	114,620	114,620

				287,651

Arizona (1.6%)
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,045
1 Arizona School Fac. Board Rev. TOB VRDO	2.250%	2/7/2008	7,700	7,700
1 Arizona State Univ. COP TOB PUT	3.800%	3/13/2008 (2)	5,410	5,410
1 Arizona State Univ. COP TOB VRDO	3.780%	2/7/2008 (2)	5,355	5,355
1 Arizona Transp. Board Excise Tax Rev. TOB VRDO	2.250%	2/7/2008	5,225	5,225
1 Arizona Transp. Board Highway Rev. TOB VRDO	2.230%	2/7/2008	10,330	10,330
1 Arizona Transp. Board Highway Rev. TOB VRDO	2.250%	2/7/2008	5,225	5,225
1 Chandler AZ GO TOB VRDO	2.200%	2/7/2008	1,776	1,775
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic
Healthcare West) TOB VRDO	2.750%	2/7/2008 LOC	75,465	75,465
1 Maricopa County AZ Public Finance Corp. Lease
Rev. TOB VRDO	2.600%	2/7/2008 (2)	6,400	6,400
McAllister Academic Village AZ LLC Rev.
(Arizona State Univ.) VRDO	4.000%	2/7/2008 (2)	10,900	10,900
1 Mesa AZ Util. System Rev. TOB VRDO	2.250%	2/7/2008 (4)(Prere.)	5,195	5,195
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO	3.250%	2/7/2008 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp.
Transit Rev. TOB VRDO	2.390%	2/7/2008 (3)	24,215	24,215
1 Phoenix AZ Civic Improvement Corp.
Transit Rev. TOB VRDO	2.650%	2/7/2008 (3)	4,675	4,675
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. TOB VRDO	2.500%	2/7/2008 (1)	24,310	24,310
2 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. VRDO	3.750%	2/7/2008 (1)	33,925	33,925
1 Phoenix AZ GO TOB PUT	3.450%	3/27/2008	16,640	16,640
1 Phoenix AZ GO TOB VRDO	2.240%	2/7/2008	3,340	3,340
1 Phoenix AZ GO TOB VRDO	2.280%	2/7/2008	4,995	4,995
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.400%	3/11/2008	11,075	11,075
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.300%	3/12/2008	20,500	20,500
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	2.200%	2/7/2008	14,900	14,900
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	2.290%	2/7/2008	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	2.190%	2/7/2008	14,985	14,985
1 Tucson AZ Water System Rev. TOB VRDO	2.250%	2/7/2008 (4)	7,240	7,240
1 Tucson AZ Water System Rev. TOB VRDO	2.280%	2/7/2008 (4)	9,465	9,465
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,138

				378,603

Arkansas (0.2%)
Osceola AR Solid Waste Disp Rev.
(Plum Point Energy Assoc. LLC) VRDO	2.080%	2/7/2008 LOC	19,800	19,800
Pulaski County AR Health Fac. St. Vincent
Infirmary (Catholic Health Initiatives) VRDO	2.180%	2/7/2008	31,900	31,900

				51,700

California (0.9%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	4.250%	2/7/2008 (2)	25,000	25,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	4.250%	2/7/2008 (2)	40,000	40,000
California RAN	4.000%	6/30/2008	150,000	150,382

				215,382

Colorado (3.9%)
1 Aurora CO Water Improvement Rev. TOB VRDO	2.400%	2/7/2008 (2)	15,000	15,000
1 Board of Governors of the Colorado State
University System Rev. TOB PUT	3.800%	3/6/2008 (3)	21,995	21,995
1 Board of Governors of the Colorado State
University System Rev. VRDO	2.280%	2/7/2008 (3)(4)	17,820	17,820
Colorado Educ. & Cultural Fac. Auth. Nature
Conservancy Project VRDO	2.100%	2/7/2008	10,023	10,023
Colorado General Fund TRAN	4.250%	6/27/2008	100,000	100,213
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	2.180%	2/7/2008	38,340	38,340
1 Colorado Health Fac. Auth. Rev.
(Poudre Valley Medical Center) TOB VRDO	2.250%	2/7/2008 LOC	46,000	46,000
1 Colorado Health Fac. Auth. Rev.
(Poudre Valley Medical Center) TOB VRDO	2.250%	2/7/2008 LOC	29,990	29,990
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	2.150%	2/7/2008	39,300	39,300
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	2.050%	2/7/2008	19,825	19,825
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	2.200%	2/7/2008	69,790	69,790
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	2.200%	2/7/2008	27,320	27,320
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	2.200%	2/7/2008	17,145	17,145
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.050%	2/7/2008	10,090	10,090
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.050%	2/7/2008	20,915	20,915
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	26,550	26,550
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	16,800	16,800
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	16,855	16,855
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	9,725	9,725
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	19,500	19,500
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.200%	2/7/2008	24,315	24,315
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	2.220%	2/7/2008	50,000	50,000
1 Colorado Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	4.050%	2/7/2008 (1)	6,000	6,000
Colorado Student Obligation Bond Auth. VRDO	5.250%	2/7/2008 (2)	11,200	11,200
Denver CO City & County (Wellington E. Webb
Municipal Office Building) COP VRDO	5.000%	2/7/2008 (2)	39,800	39,800
1 Denver CO City & County Airport Rev. TOB VRDO	2.290%	2/7/2008 (1)	4,190	4,190
1 Denver CO City & County Airport Rev. TOB VRDO	2.440%	2/7/2008 (4)	1,500	1,500
1 Denver CO City & County Airport Rev. TOB VRDO	3.500%	2/7/2008 (2)	6,740	6,740
1 Denver CO City & County Airport Rev. TOB VRDO	3.600%	2/7/2008 (1)	21,895	21,895
Denver CO City & County Airport Rev. VRDO	2.000%	2/7/2008 (12)	51,900	51,900
Denver CO City & County Airport Rev. VRDO	3.150%	2/7/2008 (12)	24,300	24,300
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	8,830
1 Eagle Garfield & Routt Counties CO School Dist.
GO TOB VRDO	2.200%	2/7/2008 (4)	16,515	16,515
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.200%	2/7/2008 LOC	3,320	3,320
1 Regional Transp. Dist. of Colorado Sales Tax Rev.
TOB VRDO	2.530%	2/7/2008 (2)(Prere.)	7,350	7,350
1 Regional Transp. Dist. of Colorado Sales Tax Rev.
TOB VRDO	2.530%	2/7/2008 (2)(Prere.)	32,550	32,550
1 Univ. of Colorado Enterprise System Rev. TOB PUT	3.800%	3/6/2008 (1)	5,570	5,570
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	2.340%	2/7/2008 (3)(4)	4,620	4,620
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	2.750%	2/7/2008 (1)	14,925	14,925

				908,716

Connecticut (0.1%)
1 Connecticut State Housing Finance Auth.
TOB VRDO	2.210%	2/7/2008	9,000	9,000
1 Connecticut State Housing Rev. TOB VRDO	4.050%	2/7/2008 (2)	10,975	10,975

				19,975

Delaware (0.4%)
1 Delaware Housing Auth. Rev. TOB VRDO	2.320%	2/7/2008	5,750	5,750
1 Delaware Housing Auth. Single Family Mortgage Rev.
TOB VRDO	2.230%	2/7/2008	7,000	7,000
1 Delaware Housing Auth. Single Family Mortgage Rev.
TOB VRDO	2.350%	2/7/2008	5,015	5,015
1 Delaware Housing Auth. Single Family Mortgage Rev.
TOB VRDO	2.350%	2/7/2008	10,125	10,125
1 Delaware Housing Auth. Single Family Mortgage Rev.
TOB VRDO	2.360%	2/7/2008	11,055	11,055
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	2.200%	2/7/2008	22,900	22,900
Wilmington DE Rev. (Delaware Art Museum) VRDO	2.200%	2/7/2008 LOC	24,800	24,800

				86,645

District of Columbia (2.6%)
District of Columbia Rev. (Henry J. Kaiser Family
Foundation) VRDO	2.100%	2/7/2008	12,000	12,000
District of Columbia Rev. (National Public Radio Inc.) VRDO	2.120%	2/7/2008 LOC	17,930	17,930
1 District of Columbia COP TOB PUT	3.780%	5/22/2008 (3)	17,705	17,705
1 District of Columbia GO TOB VRDO	2.610%	2/7/2008 (2)(Prere.)	4,485	4,485
1 District of Columbia GO TOB VRDO	2.280%	2/7/2008 (4)	5,180	5,180
1 District of Columbia GO TOB VRDO	2.420%	2/7/2008 (4)	3,735	3,735
1 District of Columbia GO TOB VRDO	2.420%	2/7/2008 (4)	5,190	5,190
1 District of Columbia GO TOB VRDO	4.000%	2/7/2008 (3)	4,600	4,600
District of Columbia Rev. (American College of Cardiology)
VRDO	2.120%	2/7/2008 LOC	13,000	13,000
District of Columbia Rev. (Council Foreign Relations)
VRDO	2.150%	2/7/2008 LOC	62,680	62,680
District of Columbia Rev. (Georgetown Day School)
VRDO	2.120%	2/7/2008 LOC	18,000	18,000
District of Columbia Rev. (Washington Drama Society)
VRDO	2.150%	2/7/2008 LOC	15,000	15,000
District of Columbia Univ. Rev. (George Washington Univ.)
VRDO	2.950%	2/7/2008 (1)	47,565	47,565
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	2.240%	2/7/2008 (4)	9,920	9,920
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	2.270%	2/7/2008 (3)(4)	27,225	27,225
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	2.280%	2/7/2008 (4)	9,505	9,505
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	2.290%	2/7/2008 (4)	4,000	4,000
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	5.490%	2/7/2008 (3)	12,915	12,915
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.570%	2/7/2008 (3)	5,000	5,000
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.230%	2/7/2008 (4)	6,495	6,495
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.230%	2/7/2008 (4)	6,500	6,500
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.420%	2/7/2008 (4)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.430%	2/7/2008 (3)	22,033	22,033
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.610%	2/7/2008 (2)	15,000	15,000
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.670%	2/7/2008 (1)	19,000	19,000
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.700%	2/7/2008 (2)	9,000	9,000
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	2.800%	2/7/2008 (1)	6,510	6,510
1 Metro. Washington Airports Auth. Airport System
Rev. TOB VRDO	3.350%	2/7/2008 (3)(4)	50,000	50,000
1 Washington DC Convention Center Auth. Dedicated
Tax Rev. TOB VRDO	2.250%	2/7/2008 (2)	20,095	20,095
1 Washington DC Convention Center Auth. TOB VRDO	3.500%	2/7/2008 (2)	41,305	41,305
Washington DC Metro. Area Transit Auth. Rev. CP	2.830%	3/3/2008 LOC	40,700	40,700
Washington DC Metro. Area Transit Auth. Rev. CP	3.300%	3/12/2008 LOC	28,400	28,400
Washington DC Metro. Area Transit Auth. Rev. CP	2.680%	4/9/2008 LOC	33,900	33,900

				600,573

Florida (4.6%)
1 Brevard County FL School Board COP TOB VRDO	3.500%	2/7/2008 (2)	13,990	13,990
1 Broward County FL GO (Parks & Land Preservation
Project) TOB VRDO	2.270%	2/7/2008 (Prere.)	6,880	6,880
1 Broward County FL GO (Parks & Land Preservation
Project) TOB VRDO	2.270%	2/7/2008 (Prere.)	11,295	11,295
1 Broward County FL School Board COP TOB VRDO	2.420%	2/7/2008 (4)	5,235	5,235
1 Broward County FL School Board COP TOB VRDO	3.500%	2/7/2008 (3)	34,820	34,820
Charlotte County FL Util. VRDO	2.200%	2/7/2008 (4)	13,915	13,915
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	3/1/2008 (1)	6,000	6,006
1 Citizens Property Insurance Corp. Florida
(High Risk) VRDO	4.000%	2/7/2008 (1)	10,820	10,820
1 Collier County FL School Board COP TOB VRDO	2.270%	2/7/2008 (4)	11,000	11,000
1 Collier County FL School Board COP TOB VRDO	2.420%	2/7/2008 (4)	3,945	3,945
Florida Board of Educ. Public Educ.	5.000%	6/1/2008 (4)	19,600	19,683
1 Florida Board of Educ. Public Educ. Capital Outlay
TOB VRDO	2.290%	2/7/2008	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	2.140%	2/7/2008	1,900	1,900
1 Florida Board of Educ. Public Educ. TOB VRDO	2.250%	2/7/2008	16,895	16,895
1 Florida Board of Educ. Public Educ. TOB VRDO	2.270%	2/7/2008	29,250	29,250
1 Florida Board of Educ. Public Educ. TOB VRDO	2.280%	2/7/2008	9,600	9,600
1 Florida Board of Educ. Public Educ. TOB VRDO	2.540%	2/7/2008 (1)	7,920	7,920
1 Florida Board of Educ. Rev. (Lottery Rev.)
TOB VRDO	2.250%	2/7/2008 (1)	28,000	28,000
1 Florida Board of Educ. TOB VRDO	2.270%	2/7/2008	30,125	30,125
1 Florida Correctional Privatization Comm. COP
1 TOB VRDO	2.530%	2/7/2008 (2)	7,925	7,925
1 Florida Dept. of Environmental Protection &
Preservation Rev. TOB VRDO	2.600%	2/7/2008 (2)	10,990	10,990
1 Florida Dept. of Environmental Protection &
Preservation Rev. TOB VRDO	2.600%	2/7/2008 (2)	5,310	5,310
Florida Dept. of Transp.	5.250%	7/1/2008	4,670	4,704
1 Florida Dept. of Transp. TOB VRDO	2.280%	2/7/2008	14,395	14,395
1 Florida Dept. of Transp. TOB VRDO	2.280%	2/7/2008	7,465	7,465
1 Florida Dept. of Transp. TOB VRDO	2.240%	2/7/2008	32,270	32,270
1 Florida Housing Finance Agency Rev.
TOB VRDO	2.210%	2/7/2008	5,500	5,500
1 Florida Housing Finance Corp. Rev. TOB VRDO	2.230%	2/7/2008	11,500	11,500
1 Florida Housing Finance Corp. Rev. TOB VRDO	2.290%	2/7/2008	5,430	5,430
1 Florida Housing Finance Corp. Rev. TOB VRDO	2.360%	2/7/2008	7,440	7,440
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/2008	40,000	40,199
Florida Muni. Power Agency Rev.
(Stanton Project) VRDO	3.500%	2/7/2008 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	2.530%	2/7/2008 (2)	5,420	5,420
1 Florida Turnpike Auth. Rev. TOB VRDO	2.900%	2/7/2008 (3)	34,550	34,550
1 Florida Turnpike Auth. Rev. TOB VRDO	3.500%	2/7/2008 (1)	4,000	4,000
Gainsville FL Util. System Rev. VRDO	2.000%	2/7/2008	32,500	32,500
1 Greater Orlando Aviation Auth. Orlando FL Airport
Fac. Rev. TOB VRDO	2.280%	2/7/2008 (4)	5,605	5,605
1 Greater Orlando Aviation Auth. Orlando FL Airport
Fac. Rev. TOB VRDO	2.360%	2/7/2008 (4)	5,635	5,635
Highlands County FL Health Rev.
(Adventist Health System) VRDO	2.240%	2/7/2008 (4)	14,700	14,700
Hillsborough County FL Capital Improvement
Program CP	3.420%	3/13/2008 LOC	11,355	11,355
1 Hillsborough County FL School Board
COP TOB VRDO	3.500%	2/7/2008 (1)	5,065	5,065
1 Hillsborough County FL School Dist. Sales Tax
Rev. TOB VRDO	3.780%	2/7/2008 (2)	7,855	7,855
1 Hillsborough County FL Water & Sewer
Rev. TOB VRDO	4.000%	2/7/2008 (2)	10,095	10,095
Jacksonville FL Econ. Dev. Community Health Care
Fac. Rev. VRDO	1.800%	2/1/2008 LOC	10,135	10,135
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	1.870%	2/7/2008	11,100	11,100
1 Jacksonville FL Electric Auth. Water & Sewer
Rev. TOB VRDO	2.750%	2/7/2008 (3)	8,295	8,295
Jacksonville FL Health
Fac. Auth. Hosp. Rev. VRDO	1.800%	2/1/2008 LOC	22,020	22,020
Jacksonville FL Port Auth. Subordinate Lien CP	2.800%	3/12/2008 LOC	10,000	10,000
1 Lee Memorial Health System Florida
Hosp. Rev. TOB VRDO	2.990%	2/7/2008 (2)	14,695	14,695
1 Miami-Dade County FL Aviation - Miami
International Airport TOB VRDO	2.270%	2/7/2008 (3)	17,120	17,120
1 Miami-Dade County FL Aviation - Miami
International Airport TOB VRDO	3.600%	2/7/2008 (1)	5,295	5,295
1 Miami-Dade County FL Aviation TOB VRDO	2.480%	2/7/2008 (1)	12,500	12,500
1 Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ.of Miami) TOB VRDO	2.300%	2/7/2008 (2)	5,075	5,075
1 Miami-Dade County FL Expressway Auth. Toll
System Rev. TOB VRDO	2.290%	2/7/2008 (2)	18,500	18,500
1 Miami-Dade County FL Expressway Auth. Toll
System Rev. TOB VRDO	5.250%	2/7/2008 (2)	13,150	13,150
1 Miami-Dade County FL Parks Program
TOB VRDO	3.500%	2/7/2008 (1)	5,315	5,315
1 Miami-Dade County FL School Board
COP TOB VRDO	2.340%	2/7/2008 (2)(4)	11,880	11,880
Miami-Dade County FL School Dist. RAN	3.500%	5/29/2008	15,000	15,074
Monroe County FL Airport Rev. Var-Key West
International Airport VRDO	2.390%	2/7/2008 LOC	27,655	27,655
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO	1.800%	2/1/2008 LOC	12,670	12,670
1 Orange County FL Housing Finance Auth. Single
Family Mortgage Rev. TOB VRDO	2.380%	2/7/2008	6,460	6,460
1 Orange County FL Housing Finance Auth. Single
Family Mortgage Rev. TOB VRDO	2.440%	2/7/2008	2,740	2,740
1 Orange County FL School Board TOB VRDO	3.780%	2/7/2008 (1)	11,630	11,630
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	20,207
Palm Beach County FL Rev. (Community
Foundation Palm Beach Project) VRDO	2.210%	2/7/2008 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	2.280%	2/7/2008 LOC	12,500	12,500
1 Palm Beach County FL School Board COP TOB VRDO	3.500%	2/7/2008 (2)	11,340	11,340
1 Palm Beach County FL School Board COP TOB VRDO	3.500%	2/7/2008 (2)	15,725	15,725
Palm Beach County FL School Dist. Sales Tax Rev. CP	3.500%	2/7/2008 LOC	30,600	30,600
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	1.800%	2/1/2008 LOC	25,550	25,550
Port St. Lucie FL Rev. VRDO	3.250%	2/7/2008 (1)	57,400	57,400
1 Reedy Creek FL Improvement Dist. Util. Rev. TOB PUT	3.800%	3/6/2008 (2)	6,385	6,385
Sarasota FL Manatee Airport Auth. Rev. VRDO	1.800%	2/1/2008 LOC	14,640	14,640
1 South Florida Water Management Dist. TOB VRDO	3.500%	2/7/2008 (2)	22,980	22,980
1 South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group) TOB VRDO	2.250%	2/7/2008	10,385	10,385
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	2.270%	2/7/2008 (3)(Prere.)	2,500	2,500
1 Volusia County FL Rev. TOB VRDO	2.260%	2/7/2008 (4)	14,390	14,390

				1,059,788

Georgia (3.1%)
Atlanta GA Airport General Rev. VRDO	4.000%	2/7/2008 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	4.000%	2/7/2008 (1)	42,710	42,710
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.260%	2/7/2008 (4)	2,470	2,470
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.280%	2/7/2008 (4)	13,500	13,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	2.150%	2/7/2008 LOC	15,000	15,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.240%	2/7/2008 (4)	25,975	25,975
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.270%	2/7/2008 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.290%	2/7/2008 (4)	9,600	9,600
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.420%	2/7/2008 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	4.000%	2/7/2008 (1)	9,995	9,995
Atlanta GA Water & Wastewater Rev. VRDO	2.450%	2/7/2008 (4)	107,900	107,900
Coweta County GA Dev. Auth. Rev.
(Metro Atlanta YMCA Project) VRDO	2.120%	2/7/2008 LOC	7,500	7,500
Dalton County GA Dev. Auth.
(Hamilton Health Care System) VRDO	2.150%	2/7/2008 LOC	7,570	7,570
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	2.270%	2/7/2008	6,650	6,650
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	2.120%	2/7/2008 LOC	19,650	19,650
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	2.120%	2/7/2008 LOC	8,300	8,300
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.110%	2/7/2008 LOC	12,100	12,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	2.130%	2/7/2008 LOC	7,300	7,300
Fulton County GA Dev. Auth.
(Piedmont Healthcare Inc. Project) VRDO	2.120%	2/7/2008 LOC	10,000	10,000
Fulton County GA Dev. Auth.
(Woodward Academy Project) VRDO	2.120%	2/7/2008 LOC	14,570	14,570
1 Fulton County GA Fac. Corp. TOB VRDO	2.340%	2/7/2008 (2)(4)	14,335	14,335
1 Fulton County GA Water & Sewer Rev. TOB VRDO	2.340%	2/7/2008 (3)(4)	3,300	3,300
1 Georgia GO TOB VRDO	2.140%	2/7/2008	6,100	6,100
1 Georgia GO TOB VRDO	2.230%	2/7/2008	14,665	14,665
1 Georgia GO TOB VRDO	2.230%	2/7/2008	5,005	5,005
1 Georgia GO TOB VRDO	2.230%	2/7/2008	16,690	16,690
1 Georgia GO TOB VRDO	2.230%	2/7/2008	11,325	11,325
1 Georgia GO TOB VRDO	2.250%	2/7/2008	31,285	31,285
1 Georgia GO TOB VRDO	2.280%	2/7/2008	6,130	6,130
Georgia Port Auth. Rev.
(Garden City Terminal Project) VRDO	2.120%	2/7/2008 LOC	11,500	11,500
1 Georgia Road & Tollway Auth. Rev. TOB VRDO	2.230%	2/7/2008	21,440	21,440
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	2.420%	2/7/2008 (1)	7,755	7,755
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	2.530%	2/7/2008 (1)	6,715	6,715
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Cenrtal Georgia) VRDO	2.700%	2/7/2008 (2)	52,900	52,900
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	2.120%	2/7/2008 LOC	21,700	21,700
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	6.250%	7/1/2008 (1)	4,000	4,057
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	2.280%	2/7/2008 (4)	5,000	5,000
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	2.290%	2/7/2008 (4)	10,410	10,410
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	2.900%	2/7/2008 (3)	7,990	7,990
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	3.890%	2/7/2008 (3)	9,420	9,420
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) CP	2.900%	4/4/2008	9,000	9,000
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) VRDO	2.300%	2/7/2008	3,345	3,345
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO	2.120%	2/7/2008 LOC	31,200	31,200

				705,257

Hawaii (0.4%)
1 Hawaii GO TOB VRDO	2.280%	2/7/2008 (4)	14,210	14,210
1 Hawaii GO TOB VRDO	2.340%	2/7/2008 (4)	8,100	8,100
1 Hawaii GO TOB VRDO	2.530%	2/7/2008 (1)	6,305	6,305
1 Hawaii GO TOB VRDO	2.750%	2/7/2008 (1)	6,030	6,030
1 Hawaii GO TOB VRDO	3.780%	2/7/2008 (1)	5,235	5,235
1 Honolulu HI City & County TOB VRDO	2.250%	2/7/2008 (4)	5,220	5,220
1 Honolulu HI City & County TOB VRDO	2.250%	2/7/2008 (4)	10,845	10,845
1 Honolulu HI City & County TOB VRDO	2.420%	2/7/2008 (4)	5,215	5,215
1 Honolulu HI City & County TOB VRDO	2.530%	2/7/2008 (1)	4,565	4,565
1 Honolulu HI City & County TOB VRDO	2.590%	2/7/2008 (1)	12,500	12,500
1 Honolulu HI City & County TOB VRDO	3.280%	2/7/2008 (3)	3,540	3,540
1 Honolulu HI City & County TOB VRDO	3.500%	2/7/2008 (1)	3,620	3,620
1 Honolulu HI City & County Waste Water
GO TOB VRDO	2.730%	2/7/2008 (1)	9,900	9,900
1 Univ. of Hawaii Rev. TOB VRDO	3.050%	2/7/2008 (1)	6,850	6,850

				102,135

Idaho (1.9%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	7,320	7,320
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	9,855	9,855
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	6,085	6,085
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	8,885	8,885
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	11,235	11,235
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	11,950	11,950
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	11,045	11,045
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	16,370	16,370
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	16,925	16,925
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	13,585	13,585
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	11,200	11,200
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	6,750	6,750
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	5,000	5,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	17,500	17,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	28,750	28,750
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	19,000	19,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	33,750	33,750
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	10,875	10,875
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	17,500	17,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	20,000	20,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	30,000	30,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	20,000	20,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	17,500	17,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	3,000	3,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	17,330	17,330
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	8,775	8,775
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	13,140	13,140
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	11,635	11,635
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	27,000	27,000

				431,960

Illinois (7.6%)
1 Aurora Il Single Family Mortage Rev.
TOB VRDO	2.290%	2/7/2008	5,285	5,285
1 Aurora Il Single Family Mortage Rev.
TOB VRDO	2.300%	2/7/2008	5,040	5,040
1 Aurora Il Single Family Mortage Rev.
TOB VRDO	2.300%	2/7/2008	10,035	10,035
Bartlett IL Special Services Area
(Bluff City LLC) VRDO	2.210%	2/7/2008 LOC	14,760	14,760
1 Chicago IL Board of Educ. TOB VRDO	3.780%	2/7/2008 (1)	5,210	5,210
1 Chicago IL Board of Educ. TOB VRDO	3.790%	2/7/2008 (1)(Prere.)	5,920	5,920
Chicago IL Board of Educ. VRDO	2.170%	2/7/2008 (4)	20,000	20,000
1 Chicago IL GO TOB VRDO	2.220%	2/7/2008 (4)	4,030	4,030
1 Chicago IL GO TOB VRDO	2.610%	2/7/2008 (2)	3,260	3,260
1 Chicago IL GO TOB VRDO	2.240%	2/7/2008 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	2.250%	2/7/2008 (4)	18,200	18,200
1 Chicago IL GO TOB VRDO	2.280%	2/7/2008 (4)	5,220	5,220
1 Chicago IL GO TOB VRDO	2.420%	2/7/2008 (4)	4,945	4,945
1 Chicago IL GO TOB VRDO	2.530%	2/7/2008 (1)	5,420	5,420
1 Chicago IL GO TOB VRDO	2.530%	2/7/2008 (1)	2,515	2,515
1 Chicago IL GO TOB VRDO	2.600%	2/7/2008 (2)	13,785	13,785
1 Chicago IL GO TOB VRDO	4.000%	2/7/2008 (2)	19,995	19,995
1 Chicago IL GO TOB VRDO	4.000%	2/7/2008 (2)	7,670	7,670
Chicago IL GO VRDO	2.200%	2/7/2008 (4)	22,590	22,590
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	2.250%	2/7/2008	11,040	11,040
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	2.250%	2/7/2008	5,210	5,210
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	2.280%	2/7/2008	5,000	5,000
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	2.280%	2/7/2008	7,180	7,180
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	2.280%	2/7/2008	5,005	5,005
Chicago IL O'Hare International Airport
Rev. CP	2.930%	2/14/2008 LOC	16,915	16,915
1 Chicago IL O'Hare International Airport
Rev. TOB VRDO	2.260%	2/7/2008 (4)	15,560	15,560
1 Chicago IL Park Dist. TOB VRDO	3.280%	2/7/2008 (3)	5,175	5,175
1 Chicago IL Park Dist. TOB VRDO	3.280%	2/7/2008 (3)	5,540	5,540
1 Chicago IL Park Dist. TOB VRDO	4.000%	2/7/2008 (3)	9,990	9,990
1 Chicago IL Sales Tax Rev. TOB VRDO	2.270%	2/7/2008 (4)	5,370	5,370
1 Chicago IL Single Family Mortgage
TOB VRDO	2.260%	2/7/2008	4,975	4,975
1 Chicago IL Transit Auth. Capital Grant
Receipts Rev. (Federal Transit Administration)
TOB VRDO	3.500%	2/7/2008 (2)	18,550	18,550
Chicago IL Transit Auth. Rev.	5.250%	6/1/2008 (2)	4,540	4,563
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.750%	2/7/2008 (3)	6,645	6,645
1 Cook County IL GO TOB PUT	3.750%	8/28/2008 (1)	6,850	6,850
1 Cook County IL GO TOB VRDO	2.500%	2/7/2008 (1)	8,395	8,395
1 Cook County IL GO TOB VRDO	2.750%	2/7/2008 (2)	13,135	13,135
1 Cook County IL GO TOB VRDO	2.900%	2/7/2008 (3)	5,065	5,065
1 Cook County IL GO TOB VRDO	4.000%	2/7/2008 (3)	11,500	11,500
Cook County IL GO VRDO	2.170%	2/7/2008	7,500	7,500
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.)
VRDO	2.170%	2/7/2008	31,440	31,440
Illinois Dev. Finance Auth. Rev.
(Chicago Horticultural Society)
VRDO	2.210%	2/7/2008 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev.
(Loyola Academy) VRDO	2.210%	2/7/2008 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev.
(McCormick Theological) VRDO	2.180%	2/7/2008 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev.
(North Shore Senior Center Project) VRDO	2.210%	2/7/2008 LOC	7,000	7,000
Illinois Educ. Fac. Auth. Rev.
(Adler Planetarium) VRDO	2.280%	2/7/2008 LOC	22,300	22,300
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO	2.180%	2/7/2008 LOC	26,400	26,400
1 Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	2.260%	2/7/2008	7,005	7,005
1 Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	2.280%	2/7/2008	5,960	5,960
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	2.200%	2/7/2008	3,635	3,635
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	2.250%	2/7/2008	5,780	5,780
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	2.250%	2/7/2008	4,820	4,820
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	2.260%	2/7/2008	10,005	10,005
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	2.100%	2/7/2008	18,200	18,200
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	2.100%	2/7/2008	33,362	33,362
Illinois Finance Auth. IDR
(Guesto Packing Company Inc. Project)
Rev. VRDO	2.250%	2/7/2008 LOC	8,000	8,000
Illinois Finance Auth. Rev.
(Northwestern Memorial Hosp.) VRDO	2.150%	2/7/2008	28,625	28,625
Illinois Finance Auth. Rev.
(Northwestern Memorial Hosp.) VRDO	2.150%	2/7/2008	33,625	33,625
Illinois Finance Auth. Rev.
(Northwestern Memorial Hosp.) VRDO	2.250%	2/7/2008	11,500	11,500
1 Illinois Finance Auth. Rev.
(Northwestern Univ.) TOB VRDO	2.200%	2/7/2008	6,070	6,070
1 Illinois Finance Auth. Rev.
(Northwestern Univ.) TOB VRDO	2.200%	2/7/2008	5,185	5,184
1 Illinois Finance Auth. Rev.
(Northwestern Univ.) TOB VRDO	2.290%	2/7/2008	8,165	8,165
Illinois Finance Auth. Rev.
(OSF Healthcare System) VRDO	2.100%	2/7/2008 (4)	12,950	12,950
Illinois Finance Auth. Rev.
(OSF Healthcare System) VRDO	2.100%	2/7/2008 (4)	34,670	34,670
1 Illinois Finance Auth. Rev.
(Palos Community Hosp.) TOB VRDO	2.500%	2/7/2008 (1)	11,470	11,470
Illinois Finance Auth. Rev.
(Univ. of Chicago) VRDO	2.100%	2/7/2008	60,482	60,482
Illinois GO	5.250%	8/1/2008	14,500	14,613
1 Illinois GO TOB PUT	3.780%	6/5/2008 (2)	14,440	14,440
1 Illinois GO TOB VRDO	2.200%	2/7/2008 (4)	6,013	6,013
1 Illinois GO TOB VRDO	2.240%	2/7/2008	5,980	5,980
1 Illinois GO TOB VRDO	2.240%	2/7/2008	17,345	17,345
1 Illinois GO TOB VRDO	2.250%	2/7/2008 (4)	14,330	14,330
1 Illinois GO TOB VRDO	2.250%	2/7/2008 (4)	3,995	3,995
1 Illinois GO TOB VRDO	2.250%	2/7/2008	2,845	2,845
1 Illinois GO TOB VRDO	2.250%	2/7/2008	12,990	12,990
1 Illinois GO TOB VRDO	2.250%	2/7/2008 (3)	12,730	12,730
1 Illinois GO TOB VRDO	2.270%	2/7/2008	15,240	15,240
1 Illinois GO TOB VRDO	2.270%	2/7/2008	23,985	23,985
1 Illinois GO TOB VRDO	2.280%	2/7/2008	6,105	6,105
1 Illinois GO TOB VRDO	2.280%	2/7/2008 (4)	3,515	3,515
2 Illinois GO TOB VRDO	2.320%	2/7/2008 (3)	28,125	28,125
1 Illinois GO TOB VRDO	2.420%	2/7/2008 (4)	4,960	4,960
1 Illinois GO TOB VRDO	2.500%	2/7/2008 (1)	9,150	9,150
1 Illinois GO TOB VRDO	2.530%	2/7/2008 (1)	8,325	8,325
1 Illinois GO TOB VRDO	2.600%	2/7/2008 (2)	2,500	2,500
1 Illinois GO TOB VRDO	2.600%	2/7/2008 (2)	3,105	3,105
1 Illinois GO TOB VRDO	2.750%	2/7/2008 (2)	11,455	11,455
1 Illinois GO TOB VRDO	2.750%	2/7/2008 (1)	12,480	12,480
1 Illinois GO TOB VRDO	2.900%	2/7/2008 (3)	6,300	6,300
1 Illinois GO TOB VRDO	3.100%	2/7/2008 (2)	2,940	2,940
1 Illinois GO TOB VRDO	3.500%	2/7/2008 (1)	5,220	5,220
1 Illinois GO TOB VRDO	3.500%	2/7/2008 (1)	5,070	5,070
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.200%	2/21/2008	50,000	50,000
Illinois Health Fac. Auth. Rev.
(Gottlieb Health Resources Inc. Obligated Group)
VRDO	2.000%	2/7/2008 LOC	14,100	14,100
1 Illinois Housing Dev. Auth. Homeowner Mortgage
TOB VRDO	2.230%	2/7/2008	5,505	5,505
1 Illinois Housing Dev. Auth. Multi Family Rev
TOB VRDO	2.400%	2/7/2008	46,530	46,530
1 Illinois Housing Dev. Auth. TOB VRDO	2.350%	2/7/2008	9,940	9,940
1 Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL
GO TOB VRDO	2.400%	2/7/2008 (3)	96,322	96,322
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.550%	2/7/2008 (1)	5,195	5,195
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.750%	2/7/2008 (1)	5,960	5,960
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.750%	2/7/2008 (3)	12,895	12,895
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.500%	2/7/2008 (1)	7,795	7,795
Illinois Sales Tax Rev.	5.000%	6/15/2008	3,000	3,014
1 Illinois Sales Tax Rev. TOB VRDO	2.260%	2/7/2008	3,500	3,500
1 Illinois Sales Tax Rev. TOB VRDO	2.420%	2/7/2008 (4)	5,230	5,230
1 Illinois State Tollway Highway Auth. Toll Highway
Rev. TOB VRDO	2.280%	2/7/2008 (4)	10,355	10,355
1 Illinois State Tollway Highway Auth. Toll Highway
Rev. TOB VRDO	2.280%	2/7/2008 (4)	5,180	5,180
1 Lake County IL Community High School Dist
TOB VRDO	2.270%	2/7/2008	13,255	13,255
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.250%	2/7/2008 (3)	8,795	8,795
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.250%	2/7/2008 (1)	14,485	14,485
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.420%	2/7/2008 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.530%	2/7/2008 (1)	5,060	5,060
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.590%	2/7/2008 (1)	10,380	10,380
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	2.750%	2/7/2008 (1)	31,675	31,675
1 Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL
GO TOB VRDO	2.240%	2/7/2008 (4)	66,065	66,065
1 Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties
1 IL GO TOB VRDO	2.750%	2/7/2008 (3)	47,190	47,190
Schaumburg IL GO TOB VRDO	2.340%	2/7/2008 (3)	6,000	6,000
Univ. of Illinois (Util. Infrastructure Project)
COP VRDO	2.100%	2/7/2008	114,448	114,448
Univ. of Illinois Board of Trustees
COP VRDO	2.150%	2/7/2008	20,000	20,000
1 Univ. of Illinois Univ. Rev. TOB VRDO	2.530%	2/7/2008 (1)	10,950	10,950
1 Univ. of Illinois Univ. Rev. TOB VRDO	2.540%	2/7/2008 (1)	14,660	14,660
1 Will County IL Community School Dist.
TOB VRDO	3.780%	2/7/2008 (1)	8,610	8,610
1 Will County IL First Preserve Dist. TOB PUT	3.800%	3/13/2008 (1)	12,795	12,795

				1,750,151

Indiana (2.2%)
1 Franklin Township IN School Building Corp.
(Marion County) TOB PUT	3.800%	3/13/2008 (1)	5,515	5,515
Indiana Bond Bank Rev. Midyear Funding
Program Notes TAN	4.500%	5/20/2008 LOC	100,000	100,219
1 Indiana Bond Bank Rev. Revolving Funding
Program TOB VRDO	2.230%	2/7/2008	8,255	8,255
Indiana Dev. Finance Auth. Rev.
(Children's Museum) VRDO	2.180%	2/7/2008	29,200	29,200
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO	2.180%	2/7/2008 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	2.200%	2/7/2008 LOC	29,940	29,940
1 Indiana Finance Auth. Highway Rev. TOB VRDO	2.750%	2/7/2008 (3)	35,220	35,220
1 Indiana Health Fac. Fin. Auth. Hosp. Rev.
(Community Hosp. Project) Rev. TOB VRDO	3.500%	2/7/2008 (2)	6,450	6,450
1 Indiana Housing & Community Dev. Auth. Single
Family Mortgage Rev. TOB VRDO	2.290%	2/7/2008	7,690	7,690
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO	2.050%	2/7/2008	14,400	14,400
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	2.510%	2/7/2008 (3)	4,045	4,045
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	2.510%	2/7/2008 (3)	4,995	4,995
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	2.240%	2/7/2008 (3)	7,955	7,955
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	2.300%	2/7/2008 (3)	5,105	5,105
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	4.390%	2/7/2008 (3)	4,299	4,298
Indianapolis IN Local Public Improvement
Bond Bank Notes	2.900%	7/1/2008	48,700	48,700
Indianapolis IN Local Public Improvement Rev.
(Bank-Waterworks Project) VRDO	4.000%	2/7/2008 (1)	95,635	95,635
1 Indianapolis IN Local Public Improvement Rev.
TOB PUT	3.800%	3/13/2008 (1)	7,080	7,080
1 Indianapolis IN Local Public Improvement Rev.
TOB PUT	3.960%	3/13/2008 (1)	6,495	6,495
1 Indianapolis IN Local Public Improvement Rev.
TOB PUT	3.980%	3/13/2008 (1)	5,840	5,840
1 Indianapolis IN Local Public Improvement Rev.
TOB VRDO	3.100%	2/7/2008 (1)	4,240	4,240
1 Indianapolis IN Local Public Improvement Rev.
TOB VRDO	3.250%	2/7/2008 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev.
(Greystone Apartments Project) VRDO	2.250%	2/7/2008 LOC	11,050	11,050
1 Northwest Allen County IN School Building Corp.
TOB VRDO	2.220%	2/7/2008 (4)	9,680	9,680
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.280%	2/7/2008 (Prere.)	6,255	6,255
1 West Clark 2000 School Building Corp. TOB VRDO	2.240%	2/7/2008	7,745	7,745

				501,907

Iowa (0.5%)
1 Des Moines IA Metro. Wastewater Reclamation
Auth. Sewer. Rev. TOB VRDO	2.440%	2/7/2008 (1)	6,460	6,460
Iowa Finance Auth. Hosp. Fac. Rev.
(Iowa Health System) VRDO	6.000%	2/7/2008 (2)	6,980	6,980
Iowa Finance Auth. Single Family Rev. VRDO	2.080%	2/7/2008	11,500	11,500
Iowa Finance Auth. Single Family Rev. VRDO	2.450%	2/7/2008	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private College
Fac. (Grinnell College Project) VRDO	2.130%	2/7/2008	37,500	37,500
Iowa TRAN	4.000%	6/30/2008	40,000	40,121

				114,561

Kansas (0.2%)
1 Kansas Dev. Finance Auth. TOB VRDO	2.280%	2/7/2008	5,205	5,205
1 Sedgwick & Shawnee Counties KS Single Family
Mortgage Rev. TOB VRDO	2.330%	2/7/2008	5,000	5,000
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	2.200%	2/7/2008	34,000	34,000
Wichita KS Airport Facs. Rev. VRDO	2.200%	2/7/2008	7,500	7,500
1 Wyandotte County Kansas City KS Unified
Govt. Util. System Rev. TOB VRDO	2.340%	2/7/2008 (2)(4)	6,000	6,000

				57,705

Kentucky (0.8%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	2.680%	2/7/2008 LOC	3,600	3,600
Kentucky Asset/Liability Comm. General Fund Rev. CP	3.420%	2/6/2008	16,700	16,700
1 Kentucky Asset/Liability
Comm. General Fund Rev. TOB VRDO	2.530%	2/7/2008 (1)	5,050	5,050
Kentucky Housing Corp. Single Family Mortgage
Rev. VRDO	2.250%	2/7/2008	20,650	20,650
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.500%	2/7/2008 (1)	24,835	24,835
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,079
1 Louisville & Jefferson County KY Metro. Sewer
Dist. TOB VRDO	2.290%	2/7/2008 (3)(4)	14,000	14,000
1 Louisville & Jefferson County KY Metro. Sewer
Dist. TOB VRDO	2.590%	2/7/2008 (1)	18,110	18,110
Richmond KY League of Cities Funding Lease
Program Rev. VRDO	2.820%	2/7/2008 LOC	10,000	10,000
Warren County KY Rev. (Western Kentucky Univ.
Student Life) VRDO	2.200%	2/7/2008 LOC	4,800	4,800
Warren County KY Rev. (Western Kentucky Univ.
Student Life) VRDO	2.200%	2/7/2008 LOC	60,430	60,430

				185,254

Louisiana (0.8%)
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	2.120%	2/7/2008 LOC	40,000	40,000
1 Louisiana GO TOB VRDO	2.270%	2/7/2008 (3)	30,000	30,000
1 Louisiana GO TOB VRDO	2.420%	2/7/2008 (4)	7,985	7,985
1 Louisiana GO TOB VRDO	2.420%	2/7/2008 (4)	7,985	7,985
1 Louisiana GO TOB VRDO	3.500%	2/7/2008 (2)	22,445	22,445
1 Louisiana GO TOB VRDO	3.500%	2/7/2008 (2)	5,155	5,155
1 Louisiana Gasoline and Fuel Tax Rev.
TOB VRDO	4.940%	2/7/2008 (3)(4)	27,225	27,225
Louisiana Local Govt. Environment Facilities
Community Dev. Auth. Rev. VRDO	2.000%	2/7/2008 LOC	12,500	12,500
Louisiana Public Fac. Auth. Rev.
(International Matex Tank Terminals) VRDO	2.120%	2/7/2008 LOC	10,000	10,000
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	2.240%	2/7/2008 (4)	10,215	10,215

				173,510

Maine (0.5%)
Maine GO BAN	4.250%	6/10/2008	9,500	9,518
1 Maine Health & Higher Educ. Fac. Auth. Rev.
TOB VRDO	2.530%	2/7/2008 (1)	11,265	11,265
1 Maine Housing Auth. General Rev. TOB VRDO	2.280%	2/7/2008	150	150
1 Maine Housing Auth. General Rev. TOB VRDO	2.280%	2/7/2008	345	345
1 Maine Housing Auth. General Rev. TOB VRDO	2.280%	2/7/2008	125	125
1 Maine Housing Auth. General Rev. TOB VRDO	2.280%	2/7/2008	30,000	30,000
1 Maine Housing Auth. General Rev. TOB VRDO	2.420%	2/7/2008	4,240	4,240
1 Maine Housing Auth. General Rev. TOB VRDO	2.750%	2/7/2008	3,740	3,740
Maine Housing Auth. Mortgage Rev. PUT	3.820%	7/18/2008	12,000	12,000
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	2.350%	2/7/2008	5,055	5,055
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	2.360%	2/7/2008	7,065	7,065
Maine Housing Auth. Mortgage Rev. VRDO	2.250%	2/7/2008	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	2.250%	2/7/2008	5,000	5,000
1 Maine Housing Auth. Mortgage Rev. VRDO	2.450%	2/7/2008	5,900	5,900
1 Maine State Turnpike Auth. Turnpike Rev.
TOB VRDO	3.780%	2/7/2008 (2)	6,830	6,830

				106,233

Maryland (1.0%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,382
Baltimore MD Consolidated Public Improvement
CP	3.350%	2/13/2008	26,075	26,075
1 Maryland Dept. of Housing & Community
Dev. Mortgage Rev. Draw Down TOB VRDO	2.250%	2/7/2008	4,180	4,180
1 Maryland Dept. of Housing & Community
Dev. Mortgage Rev. Draw Down TOB VRDO	2.250%	2/7/2008	3,530	3,530
1 Maryland Dept. of Housing & Community
Dev. Mortgage Rev. Draw Down TOB VRDO	2.280%	2/7/2008	2,550	2,550
1 Maryland Dept. of Housing & Community
Dev. Rev. TOB VRDO	2.230%	2/7/2008	4,975	4,975
1 Maryland Dept. of Housing & Community
Dev. Rev. TOB VRDO	2.350%	2/7/2008	5,075	5,075
1 Maryland Dept. of Housing & Community
Dev. Rev. TOB VRDO	2.350%	2/7/2008	2,920	2,920
1 Maryland Dept. of Housing & Community
Dev. Rev. TOB VRDO	2.420%	2/7/2008	15	15
1 Maryland Dept. of Housing & Community
Dev. Rev. TOB VRDO	3.300%	2/7/2008	7,995	7,995
1 Maryland Dept. of Housing & Community
Dev. TOB VRDO	2.750%	2/7/2008	3,120	3,120
Maryland Dept. of Housing & Community
Dev. VRDO	2.090%	2/7/2008	16,400	16,400
Maryland Econ. Dev. Corp. Rev.
(Constellation Energy) VRDO	2.250%	2/7/2008 LOC	13,000	13,000
Maryland GO	5.250%	2/1/2008	5,000	5,000
Maryland GO	5.250%	3/1/2008	24,935	24,968
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Gilman School) VRDO	2.110%	2/7/2008 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.350%	3/7/2008	10,641	10,641
Maryland Water Quality Financing Administration
Revolving Loan Rev.	5.000%	9/1/2008	5,000	5,046
Montgomery County MD Consolidated Public
Improvement CP	2.950%	2/13/2008	22,000	22,000
1 Northeast MD Waste Disposal TOB VRDO	3.600%	2/7/2008 (2)	4,995	4,995
1 Prince Georges County MD GO TOB VRDO	2.240%	2/7/2008	6,370	6,370
Washington Suburban Sanitation Dist. Maryland VRDO	1.950%	2/7/2008	23,500	23,500
Washington Suburban Sanitation Dist. Maryland VRDO	1.950%	2/7/2008	20,000	20,000

				227,737

Massachusetts (2.5%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,000
1 Massachusetts Bay Transp. Auth. Rev. Sales Tax
TOB VRDO	2.220%	2/7/2008	5,025	5,025
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.110%	2/7/2008	2,295	2,295
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.220%	2/7/2008	28,430	28,430
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	4.000%	2/7/2008	11,640	11,640
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	4.000%	2/7/2008	11,955	11,955
Massachusetts Dev. Finance Agency Rev.
(Wentworth Institute of Technology) VRDO	2.180%	2/7/2008 LOC	18,000	18,000
1 Massachusetts Dev. Finance Agency Rev. TOB VRDO	2.280%	2/7/2008	5,700	5,700
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,000
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,121
Massachusetts GO CP	3.400%	2/1/2008	30,000	30,000
Massachusetts GO CP	3.400%	2/1/2008	8,000	8,000
Massachusetts GO CP	3.340%	3/7/2008	72,500	72,500
1 Massachusetts GO TOB PUT	3.800%	2/27/2008 (2)	5,490	5,490
1 Massachusetts GO TOB VRDO	2.270%	2/7/2008 (Prere.)	5,755	5,755
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center) VRDO	2.120%	2/7/2008 LOC	22,000	22,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.550%	2/7/2008	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.550%	2/8/2008	12,000	12,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.400%	2/13/2008	11,234	11,234
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	2.110%	2/7/2008	10,540	10,540
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	2.230%	2/7/2008	13,240	13,240
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	2.330%	2/7/2008	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Wellesley College) VRDO	1.950%	2/7/2008	3,000	3,000
1 Massachusetts Housing Finance Agency Housing
Rev. TOB VRDO	2.350%	2/7/2008	10,105	10,105
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/2008	5,000	5,034
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	2.330%	2/7/2008 (4)	8,800	8,800
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	2.330%	2/7/2008 (4)	7,070	7,070
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	2.330%	2/7/2008 (4)	31,135	31,135
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	2.730%	2/7/2008 (1)	9,800	9,800
1 Massachusetts Special Obligation Dedicated
Tax Rev. TOB VRDO	3.500%	2/7/2008 (3)	18,980	18,980
Massachusetts Water Resources Auth. Rev. CP	3.400%	3/13/2008 LOC	7,500	7,500
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.180%	2/7/2008 (4)	30,255	30,255
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.180%	2/7/2008 (4)	39,100	39,100
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.190%	2/7/2008	10,257	10,257
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.220%	2/7/2008 (4)	12,635	12,635
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.230%	2/7/2008 (4)	11,385	11,385
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	2.530%	2/7/2008 (2)	7,300	7,300
Massachusetts Water Resources Auth. Rev. VRDO	6.250%	2/7/2008 (2)	5,260	5,260

				570,276

Michigan (4.7%)
1 Detroit MI City School Dist. TOB PUT	3.800%	2/28/2008 (3)	7,585	7,585
1 Detroit MI Sewer System Rev. TOB VRDO	2.250%	2/7/2008 (4)	22,050	22,050
1 Detroit MI Sewer System Rev. TOB VRDO	3.790%	2/7/2008 (1)	20,100	20,100
1 Detroit MI Water Supply System TOB VRDO	2.140%	2/7/2008 (4)	16,000	16,000
1 Huron Valley MI School Dist. TOB VRDO	2.280%	2/7/2008 (Prere.)	9,940	9,940
1 Huron Valley MI School Dist. TOB VRDO	2.340%	2/7/2008 (Prere.)	13,860	13,860
Michigan Building Auth. CP	3.480%	2/21/2008 LOC	35,045	35,045
1 Michigan Building Auth. Rev. TOB VRDO	2.200%	2/7/2008 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	2.250%	2/7/2008	5,000	5,000
1 Michigan Building Auth. Rev. TOB VRDO	2.290%	2/7/2008 (3)(4)	10,100	10,100
1 Michigan Building Auth. Rev. TOB VRDO	2.290%	2/7/2008 (3)	7,000	7,000
1 Michigan Building Auth. Rev. TOB VRDO	2.420%	2/7/2008 (Prere.)	5,080	5,080
1 Michigan Building Auth. Rev. TOB VRDO	3.780%	2/7/2008 (1)	4,240	4,240
Michigan GO	4.000%	9/30/2008 LOC	165,000	166,141
1 Michigan GO TOB VRDO	2.230%	2/7/2008 (4)	13,020	13,020
1 Michigan GO TOB VRDO	2.280%	2/7/2008 (4)	5,230	5,230
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) VRDO	2.100%	2/7/2008	26,000	26,000
1 Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) TOB VRDO	2.280%	2/7/2008	1,670	1,670
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) VRDO	2.120%	2/7/2008 LOC	49,320	49,320
Michigan Hosp. Finance Auth. Rev.
(Holland Community Hosp.) VRDO	2.210%	2/7/2008 LOC	7,000	7,000
1 Michigan Hosp. Finance Auth. Rev.
TOB VRDO	2.250%	2/7/2008 LOC	14,200	14,200
Michigan Housing Dev. Auth. Rev.
(Rental Housing) PUT	2.250%	2/7/2008	29,000	29,000
Michigan Housing Dev. Auth. Rev.
(Rental Housing) PUT	2.250%	2/7/2008	28,000	28,000
1 Michigan Housing Dev. Auth. Rev. TOB VRDO	2.280%	2/7/2008 (4)	8,125	8,125
Michigan Housing Dev. Auth. Single
Family Mortgage Rev. VRDO	2.070%	2/7/2008	26,340	26,340
Michigan Housing Dev. Auth. Single
Family Mortgage Rev. VRDO	2.220%	2/7/2008	82,000	82,000
Michigan Housing Dev. Auth. Single
Family Mortgage Rev. VRDO	2.220%	2/7/2008	14,015	14,015
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/2008	50,000	50,219
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/2008 LOC	100,000	100,437
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,099
1 Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	2.250%	2/7/2008	8,335	8,335
1 Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	2.420%	2/7/2008	7,580	7,580
Michigan Muni. Bond Auth. Rev.
(School Dist. of Detroit)	5.000%	6/1/2008 (4)	5,000	5,021
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	2.250%	2/7/2008	30,310	30,310
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	2.280%	2/7/2008	6,000	6,000
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	2.290%	2/7/2008	3,845	3,845
1 Michigan State Univ. Rev. TOB VRDO	2.600%	2/7/2008 (2)	40,175	40,175
1 Michigan Trunk Line Rev. TOB PUT	3.800%	3/13/2008 (4)	24,210	24,210
Univ. of Michigan Hosp. Rev. VRDO	1.900%	2/1/2008	6,500	6,500
Univ. of Michigan Hosp. Rev. VRDO	2.100%	2/7/2008	57,375	57,375
Univ. of Michigan Univ. Rev. VRDO	2.100%	2/7/2008	82,680	82,680
1 Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.150%	2/7/2008 (1)	13,590	13,590
1 Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.150%	2/7/2008 (1)	2,745	2,745

				1,086,817

Minnesota (0.8%)
1 Hennepin County MN Salex Tax
Rev. TOB VRDO	2.230%	2/7/2008	17,710	17,710
1 Minneapolis & St. Paul MN Metro. Airport
TOB VRDO	4.000%	2/7/2008 (2)	19,820	19,820
1 Minneapolis MN TOB VRDO	2.250%	2/7/2008	3,935	3,935
Minnesota GO	5.000%	8/1/2008	12,965	13,047
1 Minnesota GO TOB VRDO	2.200%	2/7/2008	5,175	5,175
1 Minnesota GO TOB VRDO	2.230%	2/7/2008	7,510	7,510
1 Minnesota GO TOB VRDO	2.250%	2/7/2008	4,075	4,075
1 Minnesota GO TOB VRDO	2.280%	2/7/2008	3,615	3,615
1 Minnesota GO TOB VRDO	2.280%	2/7/2008	3,835	3,835
Minnesota Housing Finance Agency
Residential Housing Finance Rev.	3.700%	3/4/2008	16,500	16,500
Minnesota Housing Finance Agency
Residential Housing Finance Rev.	3.300%	12/18/2008	7,200	7,200
1 Minnesota Housing Finance Agency
Residential Housing Finance TOB VRDO	2.230%	2/7/2008	7,000	7,000
1 Minnesota Housing Finance Agency
Residential Housing Finance TOB VRDO	2.360%	2/7/2008	7,905	7,905
Minnesota Housing Finance Agency
Residential Housing Finance VRDO	2.450%	2/7/2008	4,500	4,500
1 Minnesota Public Fac. Auth. Clean Water
Rev. TOB VRDO	2.230%	2/7/2008	8,450	8,450
1 Minnesota State Housing Fin. Agency
TOB VRDO	2.800%	2/7/2008	10,455	10,455
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) CP	2.950%	2/8/2008	21,500	21,500
1 Rochester MN Health Care Fac. Rev.
(Mayo Foundation) TOB VRDO	2.200%	2/7/2008	9,130	9,130
Univ. of Minnesota CP	3.400%	2/5/2008	12,200	12,200

				183,562

Mississippi (0.9%)
Jackson County MS Port Fac.
(Chevron USA Inc.) VRDO	1.900%	2/1/2008	4,000	4,000
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc. Project)
VRDO	2.050%	2/7/2008	11,500	11,500
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc. Project)
VRDO	2.110%	2/7/2008	22,000	22,000
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc. Project)
VRDO	2.150%	2/7/2008	8,500	8,500
Mississippi Business Finance Corp. Rev. VRDO	2.250%	2/7/2008 LOC	7,000	7,000
1 Mississippi Dev. Bank GO TOB VRDO	4.451%	2/7/2008 (3)	6,445	6,445
1 Mississippi Dev. Bank Special Obligation Rev. PUT	3.600%	9/18/2008 (2)	5,000	5,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	2.200%	2/7/2008	45,222	45,222
Mississippi GO	5.900%	11/15/2008	9,600	9,791
1 Mississippi GO TOB VRDO	2.250%	2/7/2008	3,210	3,210
1 Mississippi GO TOB VRDO	2.250%	2/7/2008	12,515	12,515
1 Mississippi GO TOB VRDO	2.250%	2/7/2008 (4)	9,200	9,200
1 Mississippi GO TOB VRDO	3.280%	2/7/2008 (3)(Prere.)	3,735	3,735
Mississippi GO VRDO	2.000%	2/7/2008	48,585	48,585

				196,703

Missouri (1.6%)
1 Bi-State Dev. Agency of the Missouri-Illinois
Metro. Dist. (Metrolink Cross County Project)
TOB VRDO	2.200%	2/7/2008 (4)	8,500	8,500
1 Bi-State Dev. Agency of the Missouri-Illinois
Metro. Dist. (Metrolink Cross County Project)
TOB VRDO	2.200%	2/7/2008 (4)	8,500	8,500
1 Curators of the Univ. of Missouri System
Fac. Rev. TOB VRDO	2.250%	2/7/2008	14,640	14,640
Curators of the Univ. of Missouri System
Fac. Rev. VRDO	1.900%	2/1/2008	3,000	3,000
Curators of the Univ. of Missouri System
Fac. Rev. VRDO	1.900%	2/1/2008	12,570	12,570
Curators of the Univ. of Missouri System
Fac. Rev. VRDO	2.150%	2/7/2008	69,450	69,450
1 Hazelwood MO School Dist. TOB VRDO	2.220%	2/7/2008 (4)	4,365	4,365
1 Kansas City MO GO TOB VRDO	2.250%	2/7/2008	7,250	7,250
Kansas City MO School Dist. Building Elementary
School Project Leasehold Rev.	5.000%	2/1/2008 (3)	5,940	5,940
1 Missouri Board Public Building Special Obligation
Rev. TOB VRDO	2.230%	2/7/2008	13,570	13,570
1 Missouri Board Public Building Special Obligation
Rev. TOB VRDO	2.420%	2/7/2008	5,000	5,000
Missouri Dev. Finance Board Cultural Fac. Rev.
(Kauffman Center Performing) VRDO	1.900%	2/1/2008	5,800	5,800
1 Missouri Environmental Improvement
& Energy Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO	2.420%	2/7/2008	7,375	7,375
1 Missouri Health & Educ. Fac. Auth.
(Washington Univ.) TOB VRDO	2.200%	2/7/2008	4,552	4,552
1 Missouri Health & Educ. Fac. Auth.
(Washington Univ.) TOB VRDO	2.200%	2/7/2008	4,555	4,555
1 Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	2.280%	2/7/2008	9,925	9,925
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	2.290%	2/7/2008	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	3.450%	2/7/2008 (1)	30,200	30,200
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/2008	7,465	7,488
1 Missouri Highways & Transp. Comm. Road Rev.
TOB VRDO	2.230%	2/7/2008	6,885	6,885
1 Missouri Highways & Transp. Comm. Road
Rev. TOB VRDO	2.230%	2/7/2008	5,000	5,000
1 Missouri Highways & Transp. Comm. Road
Rev. TOB VRDO	2.250%	2/7/2008	6,975	6,975
1 Missouri Highways & Transp. Comm. Road
Rev. TOB VRDO	2.250%	2/7/2008	36,025	36,025
Missouri Highways & Transp. Comm. Road
Rev. VRDO	2.170%	2/7/2008 LOC	5,085	5,085
1 Missouri State Housing Dev. TOB VRDO	2.210%	2/7/2008	7,975	7,975
1 Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	2.210%	2/7/2008	9,600	9,600
1 Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	2.260%	2/7/2008	3,575	3,575
1 Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	2.330%	2/7/2008	4,000	4,000
1 Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	2.300%	2/7/2008	6,775	6,775
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	11,453
1 St. Louis MO Airport Rev. Airport Dev. Program
TOB VRDO	3.500%	2/7/2008 (1)	38,495	38,495

				372,523

Nebraska (0.7%)
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	2.100%	2/7/2008	34,737	34,737
1 Central Plains Energy Project Nebraska
Gas Project TOB VRDO	2.200%	2/7/2008	26,080	26,080
1 Douglas County NE School Dist. GO TOB VRDO	2.280%	2/7/2008	7,260	7,260
1 Lancaster County NE School Dist. TOB VRDO	2.250%	2/7/2008	3,355	3,355
Nebraska Investment Finance Auth. Single Family
Housing Rev. VRDO	2.200%	2/7/2008	20,965	20,965
Nebraska Investment Finance Auth. Single Family
Housing Rev. VRDO	2.200%	2/7/2008	20,020	20,020
Nebraska Investment Finance Auth. Single Family
Housing Rev. VRDO	2.200%	2/7/2008	20,720	20,720
1 Nebraska Public Power Dist. Rev. TOB PUT	3.450%	3/27/2008 (4)	9,950	9,950
1 Nebraska Public Power Dist. Rev. TOB VRDO	2.280%	2/7/2008 (4)	8,240	8,240
1 Nebraska Public Power Dist. Rev. TOB VRDO	2.290%	2/7/2008 (2)	5,330	5,330
1 Nebraska Public Power Dist. Rev. TOB VRDO	2.340%	2/7/2008 (2)(4)	3,455	3,455
1 Omaha NE TOB VRDO	2.290%	2/7/2008	8,000	8,000

				168,112

Nevada (1.6%)
1 Clark County NV Highway Improvement Rev.
(Motor Vehicle Fuel Tax) TOB VRDO	2.750%	2/7/2008 (2)	17,880	17,880
1 Clark County NV Highway Improvement Rev.
(Motor Vehicle Fuel Tax) TOB VRDO	2.750%	2/7/2008 (2)	17,165	17,165
1 Clark County NV Airport Improvement Rev.
TOB VRDO	3.600%	2/7/2008 (2)	5,000	5,000
1 Clark County NV Airport System Rev.
TOB VRDO	4.000%	2/7/2008 (3)	10,095	10,095
1 Clark County NV GO TOB VRDO	2.520%	2/7/2008 (2)	5,695	5,695
1 Clark County NV GO TOB VRDO	2.600%	2/7/2008 (2)	9,600	9,600
1 Clark County NV Highway Improvement Rev.
TOB VRDO	2.600%	2/7/2008 (2)	8,115	8,115
1 Clark County NV Highway Rev.
(Motor Vehicle Fuel Tax) TOB VRDO	2.750%	2/7/2008 (2)	5,965	5,965
1 Clark County NV Passenger Fac. Rev.
TOV VRDO	2.260%	2/7/2008 (2)	2,120	2,120
1 Clark County NV Passenger Fac. Rev.
TOV VRDO	2.290%	2/7/2008 (2)	4,205	4,205
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	30,864
Clark County NV School Dist. GO	5.000%	6/15/2008 (4)	7,575	7,611
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	29,555	29,761
1 Clark County NV School Dist. GO TOB PUT	3.800%	2/13/2008 (2)	25,385	25,385
1 Clark County NV School Dist. GO TOB VRDO	2.160%	2/7/2008	15,500	15,500
1 Clark County NV School Dist. GO TOB VRDO	2.250%	2/7/2008	4,330	4,330
1 Clark County NV School Dist. GO TOB VRDO	2.250%	2/7/2008 (4)	35,000	35,000
1 Clark County NV School Dist. GO TOB VRDO	2.270%	2/7/2008 (4)	10,380	10,380
1 Clark County NV School Dist. GO TOB VRDO	2.270%	2/7/2008 (1)(Prere.)	11,695	11,695
1 Clark County NV School Dist. GO TOB VRDO	2.280%	2/7/2008	5,000	5,000
1 Clark County NV School Dist. GO TOB VRDO	2.900%	2/7/2008 (3)	10,990	10,990
1 Clark County NV School Dist. GO TOB VRDO	3.280%	2/7/2008 (3)	12,955	12,955
1 Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding TOB VRDO	2.900%	2/7/2008 (3)	13,350	13,350
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding VRDO	1.900%	2/1/2008	3,650	3,650
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	2.250%	2/7/2008 (4)	5,470	5,470
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	7,661
1 Nevada GO TOB VRDO	2.230%	2/7/2008	5,125	5,125
1 Nevada GO TOB VRDO	2.250%	2/7/2008 (4)	5,165	5,165
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax) CP	2.300%	5/8/2008 LOC	2,500	2,500
Nevada Highway Improvement Rev.
(Sales and Excise Tax) CP	2.250%	8/6/2008	6,600	6,600
Nevada Housing Division Multi-Unit
Housing City Center VRDO	2.250%	2/7/2008 LOC	7,440	7,440
1 Nevada Rural Housing Auth. Single Family
Rev. TOB VRDO	2.290%	2/7/2008	5,255	5,255
1 Washoe County Nevada School Dist. TOB VRDO	2.270%	2/7/2008 (4)	16,815	16,815

				364,342

New Hampshire (0.1%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul's School) VRDO	1.870%	2/7/2008	23,800	23,800

New Jersey (1.8%)
1 New Jersey COP TOB VRDO	3.000%	2/7/2008 (2)	4,835	4,835
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	2.830%	4/9/2008 LOC	30,000	30,000
1 New Jersey GO TOB VRDO	2.700%	2/7/2008 (2)	28,425	28,425
1 New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB VRDO	2.250%	2/7/2008 (7)	38,920	38,920
1 New Jersey State Transp. Trust Fund Auth. Cap
TOB VRDO	2.250%	2/7/2008 (2)	10,585	10,585
New Jersey TRAN	4.500%	6/24/2008	275,000	275,942
1 New Jersey Transp. Trust Fund
Auth. Rev. TOB VRDO	2.510%	2/7/2008 (1)	10,540	10,540
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.760%	2/7/2008 (2)	8,535	8,535

				407,782

New Mexico (0.7%)
Alamogordo NM Hosp. Rev.
(Gerald Regional) VRDO	2.250%	2/7/2008 LOC	20,000	20,000
Bernalillo County NM TRAN	4.500%	6/30/2008	30,000	30,092
1 New Mexico Finance Auth. Rev. TOB VRDO	2.750%	2/7/2008 (1)	8,785	8,785
1 New Mexico Finance Auth. Transp. Rev.
TOB VRDO	2.500%	2/7/2008 (1)	10,895	10,895
1 New Mexico Finance Auth. Transp. Rev.
TOB VRDO	2.500%	2/7/2008 (1)	5,165	5,165
1 New Mexico Finance Auth. Transp. Rev.
TOB VRDO	2.500%	2/7/2008 (1)	17,570	17,570
1 New Mexico Finance Auth. Transp. Rev.
TOB VRDO	2.530%	2/7/2008 (2)	5,180	5,180
1 New Mexico Finance Auth. Transp. Rev.
TOB VRDO	2.530%	2/7/2008 (1)	5,155	5,155
1 New Mexico Mortgage Finance
Auth. Single Family Mortgage TOB VRDO	2.260%	2/7/2008	6,435	6,435
1 New Mexico Mortgage Finance Auth. TOB VRDO	2.300%	2/7/2008	5,710	5,710
Univ. of New Mexico Univ. Rev. VRDO	2.200%	2/7/2008	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	2.200%	2/7/2008	36,940	36,940

				163,927

New York (2.2%)
1 Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	2.730%	2/7/2008 (1)	6,015	6,015
1 Metro. New York Transp. Auth. Rev. TOB VRDO	2.280%	2/7/2008 (2)	19,050	19,050
1 Metro. New York Transp. Auth. Rev. TOB VRDO	2.310%	2/7/2008 (2)(4)	14,700	14,700
1 Metro. New York Transp. Auth. Rev. TOB VRDO	2.330%	2/7/2008 (4)	9,605	9,605
New York City NY GO	5.000%	8/1/2008	13,535	13,648
New York City NY GO	5.000%	8/1/2008	20,715	20,874
New York City NY Muni. Water Finance
Auth. Water & Sewer System CP	3.480%	2/1/2008	41,200	41,200
New York City NY Muni. Water Finance
Auth. Water & Sewer System CP	2.950%	2/13/2008	50,000	50,000
1 New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev. TOB VRDO	2.270%	2/7/2008	13,055	13,055
1 New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev. TOB VRDO	2.270%	2/7/2008	10,195	10,195
1 New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev. TOB VRDO	2.330%	2/7/2008	19,600	19,600
1 New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev. TOB VRDO	2.730%	2/7/2008 (1)	9,900	9,900
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	2.270%	2/7/2008	13,700	13,700
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	2.330%	2/7/2008	12,475	12,475
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	4.330%	2/7/2008 (3)	15,588	15,588
New York City NY Transitional Finance
Auth. Rev. VRDO	1.900%	2/7/2008	32,510	32,510
New York City NY Transitional Finance
Auth. Rev. VRDO	1.950%	2/7/2008	33,120	33,120
1 New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	3.780%	2/7/2008 (1)	5,995	5,995
1 New York State Dormitory Auth. Rev. TOB VRDO	2.180%	2/7/2008	10,400	10,400
1 New York State Dormitory Auth. Rev. TOB VRDO	2.260%	2/7/2008	43,560	43,560
1 New York State Dormitory Auth. Rev. TOB VRDO	2.270%	2/7/2008	5,000	5,000
New York State Housing Finance Agency Rev.
(West 31st Street) VRDO	1.950%	2/7/2008	15,000	15,000
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	23,532
1 New York State Thruway Auth. Rev. TOB VRDO	2.170%	2/7/2008 (4)	30,075	30,075
1 New York State Thruway Auth. Rev. TOB VRDO	2.330%	2/7/2008 (4)	22,630	22,630
1 New York State Thruway Auth. Rev. TOB VRDO	2.380%	2/7/2008 (3)	6,827	6,827
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	2.220%	2/7/2008	10,000	10,000
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/2008	5,000	5,032

				513,286

North Carolina (3.4%)
Board of Governors of Univ. of NC Chapel Hill
& NC State Univ. of Raleigh CP	3.400%	3/7/2008	20,400	20,400
1 Charlotte NC COP TOB VRDO	2.280%	2/7/2008	5,265	5,265
Charlotte NC Water & Sewer System Rev. VRDO	2.150%	2/7/2008	80,845	80,845
Concord NC Util. System Rev. VRDO	2.110%	2/7/2008 (4)	17,800	17,800
Durham NC GO	5.000%	2/1/2008	5,340	5,340
Guilford County NC GO VRDO	2.100%	2/7/2008	19,250	19,250
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	13,500	13,500
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	8,200	8,200
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	8,200	8,200
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	7,000	7,000
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	7,000	7,000
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	7,000	7,000
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	10,000	10,000
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	9,000	9,000
Mecklenburg County NC GO VRDO	2.200%	2/7/2008	8,200	8,200
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	2.180%	2/7/2008 LOC	11,385	11,385
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) CP	3.450%	3/6/2008	7,344	7,344
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	2.200%	2/7/2008	7,249	7,249
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	2.200%	2/7/2008	39,000	39,000
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	2.290%	2/7/2008	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	2.290%	2/7/2008	5,000	5,000
1 North Carolina Capital Fac. Finance Agency Rev.
TOB VRDO	2.290%	2/7/2008	15,700	15,700
1 North Carolina Capital Fac. Finance Agency Rev.
TOB VRDO	2.340%	2/7/2008	8,600	8,600
North Carolina GO	5.000%	2/1/2008	27,585	27,585
North Carolina GO	5.000%	3/1/2008	5,000	5,005
1 North Carolina GO TOB VRDO	2.200%	2/7/2008	18,860	18,860
North Carolina GO VRDO	2.000%	2/7/2008	22,285	22,285
1 North Carolina Housing Finance Agency
TOB VRDO	2.280%	2/7/2008	1,900	1,900
1 North Carolina Infrastructure Financial
Corp. COP TOB VRDO	2.220%	2/7/2008 (4)	9,950	9,950
1 North Carolina Infrastructure Financial
Corp. COP TOB VRDO	2.240%	2/7/2008 (4)	29,085	29,085
1 North Carolina Infrastructure Financial
Corp. COP TOB VRDO	2.250%	2/7/2008	2,615	2,615
1 North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) TOB VRDO	2.330%	2/7/2008	32,000	32,000
North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) VRDO	2.120%	2/7/2008	29,400	29,400
1 North Carolina Medical Care Comm. Health Care Fac.
TOB VRDO	2.280%	2/7/2008	7,330	7,330
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	2.350%	2/7/2008	47,700	47,700
North Carolina Medical Care Comm. Hosp. Rev.
(CaroMont Health) VRDO	2.100%	2/7/2008 (12)	19,600	19,600
Raleigh NC Downtown Improvement Project COP VRDO	2.120%	2/7/2008	30,500	30,500
Raleigh NC Downtown Improvement Project COP VRDO	2.120%	2/7/2008	58,225	58,225
1 Sampson County NC TOB PUT	3.600%	9/18/2008 (4)	5,000	5,000
1 Union County NC GO TOB VRDO	2.530%	2/7/2008 (1)	11,155	11,155
1 Univ. of North Carolina Rev. TOB VRDO	2.160%	2/7/2008	2,600	2,600
1 Univ. of North Carolina Univ. Rev. TOB VRDO	2.280%	2/7/2008	5,000	5,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	2.280%	2/7/2008	9,400	9,400
1 Univ. of North Carolina Univ. Rev. TOB VRDO	2.290%	2/7/2008	30,000	30,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	2.340%	2/7/2008	14,850	14,850
Wake County NC Public Improvement GO VRDO	2.170%	2/7/2008	17,300	17,300
Winston-Salem NC Water & Sewer System Rev. VRDO	2.130%	2/7/2008	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	2.200%	2/7/2008	19,500	19,500

				795,123

North Dakota (0.2%)
North Dakota State Housing Fin. Agency Rev.	4.250%	10/8/2008	44,500	44,603

Ohio (1.8%)
Columbus OH Regional Airport Auth. Airport Refunding
Rev. (Oasbo Expanded Asset Program) VRDO	2.220%	2/7/2008 LOC	45,000	45,000
1 Columbus OH Sewer Rev. TOB VRDO	2.250%	2/7/2008	9,110	9,110
1 Columbus OH Sewer Rev. TOB VRDO	2.250%	2/7/2008	5,300	5,300
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	1.930%	2/1/2008	14,020	14,020
1 Franklin County OH GO TOB VRDO	2.250%	2/7/2008	17,380	17,380
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	2.110%	2/7/2008 LOC	13,370	13,370
1 Hamilton County OH Sewer System Rev. TOB VRDO	2.530%	2/7/2008 (1)	7,900	7,900
1 Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	2.250%	2/7/2008 (4)	4,155	4,155
1 Ohio Building Auth. Rev.
(Adult Correctional Building) TOB PUT	3.800%	2/28/2008	7,180	7,180
1 Ohio Common Schools GO TOB VRDO	2.240%	2/7/2008	16,540	16,540
Ohio Common Schools GO VRDO	2.050%	2/7/2008	17,605	17,605
Ohio Common Schools GO VRDO	2.170%	2/7/2008	28,365	28,365
Ohio GO	5.000%	3/15/2008	3,000	3,004
Ohio GO	5.000%	8/1/2008	14,800	14,895
1 Ohio GO TOB VRDO	2.250%	2/7/2008	5,770	5,770
1 Ohio GO TOB VRDO	2.280%	2/7/2008	4,085	4,085
1 Ohio GO TOB VRDO	2.340%	2/7/2008	8,790	8,790
Ohio GO VRDO	2.000%	2/7/2008	45,785	45,785
Ohio GO VRDO	2.050%	2/7/2008	28,300	28,300
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	2.930%	2/7/2008	7,000	7,000
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	2.100%	2/7/2008	6,585	6,585
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	2.200%	2/7/2008	8,500	8,500
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	2.220%	2/7/2008 LOC	7,100	7,100
Ohio Higher Educ. Fac. Comm. Rev. VRDO	2.220%	2/7/2008 LOC	14,755	14,755
1 Ohio Housing Finance Agency Mortgage
Rev. TOB VRDO	2.300%	2/7/2008	6,840	6,840
Ohio Housing Finance Agency Mortgage
Rev. VRDO	2.290%	2/7/2008	4,500	4,500
1 Ohio Infrastructure Improvement GO TOB VRDO	2.250%	2/7/2008	5,670	5,670
Ohio Infrastructure Improvement GO VRDO	2.000%	2/7/2008	9,750	9,750
Ohio State Univ. General Receipts Rev. BAN	3.625%	7/16/2008	1,850	1,856
Ohio Water Dev. Auth. PCR
(FirstEnergy Nuclear) VRDO	2.150%	2/7/2008 LOC	25,000	25,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.230%	2/7/2008 LOC	10,000	10,000
1 Ohio Water Dev. Auth. PCR TOB VRDO	2.300%	2/7/2008	6,935	6,935
Summit County OH Rev.
(Western Reserve Academy) VRDO	2.190%	2/7/2008 LOC	4,955	4,955

				416,000

Oklahoma (0.1%)
1 Oklahoma State Capitol Improvement
Auth. Fac. Rev. TOB VRDO	2.610%	2/7/2008 (2)	5,085	5,085
1 Oklahoma State Capitol Improvement
Auth. Fac. Rev. TOB VRDO	3.500%	2/7/2008 (2)	8,910	8,910
1 Oklahoma State Capitol Improvement
Auth. Fac. Rev. TOB VRDO	3.780%	2/7/2008 (2)	8,990	8,990
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2008	5,000	5,018

				28,003

Oregon (1.2%)
Oregon Housing & Community Service
Dept. Single Family Mortgage Rev. VRDO	2.150%	2/7/2008	5,000	5,000
Oregon Housing & Community Service
Dept. Single Family Mortgage Rev. VRDO	2.210%	2/7/2008	4,000	4,000
Oregon Housing & Community Service
Dept. Single Family Mortgage Rev. VRDO	2.210%	2/7/2008	15,000	15,000
1 Oregon State Dept. Transp. Highway
Usertax Rev. TOB VRDO	2.250%	2/7/2008	10,130	10,130
Oregon State Dept. Transp. Highway
Usertax Rev. VRDO	2.150%	2/7/2008	24,050	24,050
Oregon State Dept. Transp. Highway
Usertax Rev. VRDO	2.150%	2/7/2008	40,000	40,000
1 Oregon State HomeOwner Rev. TOB VRDO	2.250%	2/7/2008	7,130	7,130
1 Oregon State HomeOwner Rev. TOB VRDO	2.280%	2/7/2008	24,100	24,100
1 Oregon State HomeOwner Rev. TOB VRDO	2.280%	2/7/2008	23,040	23,040
1 Oregon State Housing & Community Services
Dept. Mortgage Rev. TOB VRDO	2.320%	2/7/2008	4,885	4,885
1 Oregon State Housing & Community Services
Dept. Mortgage Rev. TOB VRDO	4.000%	2/7/2008	7,745	7,745
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	2.070%	2/7/2008	6,190	6,190
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	2.150%	2/7/2008	18,075	18,075
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	2.150%	2/7/2008	30,000	30,000
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	2.250%	2/7/2008	30,000	30,000
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	2.250%	2/7/2008	5,000	5,000
Oregon State Var-Veterans Welfare VRDO	2.000%	2/1/2008	6,000	6,000
Oregon State Veteran Welfare Services VRDO	2.000%	2/7/2008	10,100	10,100
1 Oregon State Veterans Welfare TOB VRDO	2.230%	2/7/2008	6,820	6,820
1 Portland OR Sewer System Rev. TOB VRDO	2.250%	2/7/2008 (4)	3,160	3,160

				280,425

Pennsylvania (1.4%)
1 East Stroudsburg PA Area School Dist. GO TOB VRDO	2.200%	2/7/2008 (4)	5,760	5,760
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,311
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	5.500%	2/7/2008 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	5.500%	2/7/2008 (2)	30,800	30,800
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.) VRDO	2.300%	2/7/2008 LOC	12,765	12,765
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	2.000%	2/7/2008	30,250	30,250
Pennsylvania Housing Finance Agency Rev. VRDO	2.000%	2/7/2008	18,335	18,335
Pennsylvania Housing Finance Agency Rev. VRDO	2.000%	2/7/2008	25,165	25,165
Pennsylvania Turnpike Comm. Rev. VRDO	2.200%	2/7/2008	3,000	3,000
Philadelphia PA Airport Rev. VRDO	4.500%	2/7/2008 (1)	22,500	22,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	1.870%	2/1/2008	3,600	3,600
Red Lion PA School Dist. VRDO	2.230%	2/7/2008 (4)	48,880	48,880
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	2.950%	2/7/2008 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	2.950%	2/7/2008 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	2.950%	2/7/2008 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	2.950%	2/7/2008 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	4.500%	2/7/2008 (2)	15,800	15,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	4.500%	2/7/2008 (2)	23,200	23,200
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	4.500%	2/7/2008 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	4.500%	2/7/2008 (2)	10,800	10,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	4.500%	2/7/2008 (2)	1,500	1,500

				313,266

Rhode Island (0.6%)
1 Narragansett RI Commission WasteWater System
Rev. TOB VRDO	2.440%	2/7/2008 (1)	11,985	11,985
Rhode Island & Providence Plantations TAN	3.750%	6/30/2008	65,000	65,202
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	2.420%	2/7/2008 (4)	5,880	5,880
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	2.420%	2/7/2008 (4)	5,355	5,355
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB PUT	3.800%	3/13/2008 (1)	6,405	6,405
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.440%	2/7/2008 (1)	3,925	3,925
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.150%	2/7/2008 (1)	1,725	1,725
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.500%	2/7/2008 (1)	4,790	4,790
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.600%	2/7/2008 (1)	4,485	4,485
Rhode Island Housing & Mortgage Finance Corp. Rev.	4.000%	4/1/2008	5,000	5,001
1 Rhode Island Housing & Mortgage Finance
Corp. Rev. TOB VRDO	2.320%	2/7/2008	10,000	10,000
1 Rhode Island Housing & Mortgage Finance
Corp. Rev. TOB VRDO	2.320%	2/7/2008 (4)	4,310	4,310
1 Rhode Island Housing & Mortgage Finance
Corp. Rev. TOB VRDO	2.440%	2/7/2008 (4)	5,320	5,320

				134,383

South Carolina (1.0%)
Charleston SC Waterworks & Sewer
Rev. Capital Improvement VRDO	2.150%	2/7/2008	24,190	24,190
Charleston SC Waterworks & Sewer
Rev. Capital Improvement VRDO	2.150%	2/7/2008	48,250	48,250
1 Horry County SC School Dist. GO TOB VRDO	2.420%	2/7/2008 (4)	3,750	3,750
Scago Educ. Fac. Corp. for Pickens School
1 Dist. South Carolina (Pickens County Project)
TOB VRDO	2.250%	2/7/2008 (4)	26,365	26,365
1 South Carolina GO TOB VRDO	2.250%	2/7/2008	5,610	5,610
South Carolina Housing Finance & Dev. Auth. Rev.	3.870%	9/2/2008	16,600	16,600
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.250%	2/7/2008 (1)	14,735	14,735
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.280%	2/7/2008 (4)	5,605	5,605
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.340%	2/7/2008 (2)(4)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.500%	2/7/2008 (1)	5,655	5,655
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.530%	2/7/2008 (2)	4,500	4,500
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.540%	2/7/2008 (1)	23,150	23,150
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.600%	2/7/2008 (2)	5,535	5,535
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.000%	2/7/2008 (2)	6,390	6,390
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.500%	2/7/2008 (2)	7,760	7,760
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.500%	2/7/2008 (2)	12,650	12,650

				221,745

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	2.830%	2/7/2008 LOC	15,285	15,285
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	2.830%	2/7/2008 LOC	15,000	15,000
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev.	4.250%	8/15/2008	26,000	26,061
1 South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. TOB VRDO	2.260%	2/7/2008	7,470	7,470
1 South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. TOB VRDO	2.280%	2/7/2008	3,140	3,140
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO	2.210%	2/7/2008	25,000	25,000
1 South Dakota Housing Dev. Auth. TOB VRDO	2.300%	2/7/2008	3,650	3,650

				95,606

Tennessee (3.4%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	2.150%	2/1/2008	4,820	4,820
Clarksville TN Public Building Auth. Rev.
(Murfreesboro) VRDO	2.120%	2/7/2008 LOC	7,000	7,000
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	1.900%	2/1/2008 LOC	39,409	39,409
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	1.900%	2/1/2008 LOC	22,315	22,315
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	1.900%	2/1/2008 LOC	30,750	30,750
Knox County TN GO	5.000%	4/1/2008	3,115	3,121
1 Memphis TN GO TOB PUT	3.750%	3/6/2008 (1)	11,238	11,238
Metro. Govt. of Nashville & Davidson County TN CP	2.850%	2/7/2008	70,000	70,000
Metro. Govt. of Nashville & Davidson County TN CP	3.420%	2/13/2008	38,000	38,000
Metro. Govt. of Nashville & Davidson County
TN GO VRDO	2.100%	2/7/2008	38,130	38,130
Metro. Govt. of Nashville & Davidson County
TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	2.120%	2/7/2008 LOC	13,850	13,850
Metro. Govt. of Nashville TN Airport
Auth. Improvement Refunding VRDO	2.800%	2/7/2008 (3)LOC	25,900	25,900
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County Loan Pool)
VRDO	1.900%	2/1/2008 LOC	37,110	37,110
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County Loan Pool)
VRDO	1.900%	2/1/2008 LOC	61,470	61,470
Shelby County TN GO	5.000%	4/1/2008	4,550	4,559
Shelby County TN GO VRDO	2.200%	2/7/2008	10,500	10,500
Shelby County TN GO VRDO	1.950%	2/7/2008	76,565	76,565
Shelby County TN GO VRDO	1.950%	2/7/2008	109,090	109,090
Shelby County TN GO VRDO	2.200%	2/7/2008	143,300	143,300
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (BriarCrest) VRDO	2.120%	2/7/2008 LOC	7,800	7,800
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	2.850%	2/7/2008	15,875	15,875
1 Tennessee Energy Acquistion Corp. Gas Rev. TOB VRDO	2.300%	2/7/2008	5,375	5,375
1 Tennessee Housing Dev. Agency
(Homeownership Program) TOB PUT	3.750%	2/20/2008	17,190	17,190
1 Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	2.260%	2/7/2008	1,720	1,720

				795,087

Texas (18.9%)
1 Aldine TX Independent School Dist. TOB VRDO	2.250%	2/7/2008	4,770	4,770
1 Aldine TX Independent School Dist. TOB VRDO	2.280%	2/7/2008	5,220	5,220
1 Alvin TX Community College TOB VRDO	3.500%	2/7/2008 (1)	5,205	5,205
1 Alvin TX Independent School Dist. GO TOB VRDO	2.220%	2/7/2008 (1)	4,780	4,780
1 Austin TX Electric Util. System Rev. TOB VRDO	2.280%	2/7/2008 (4)	11,355	11,355
1 Austin TX Electric Util. System Rev. TOB VRDO	3.500%	2/7/2008 (2)	6,665	6,665
1 Austin TX Electric Util. System Rev. TOB VRDO	3.780%	2/7/2008 (1)	4,730	4,730
1 Austin TX Public Improvement GO TOB VRDO	2.280%	2/7/2008	6,440	6,440
1 Austin TX Water & Wastewater System Rev. TOB VRDO	2.280%	2/7/2008 (4)	14,150	14,150
1 Austin TX Water & Wastewater System Rev. TOB VRDO	2.530%	2/7/2008 (1)	13,195	13,195
1 Austin TX Water & Wastewater System REV. TOB PUT	3.800%	3/6/2008 (4)	16,840	16,840
1 Bastrop TX Independent School Dist. TOB VRDO	2.270%	2/7/2008	14,140	14,140
Bexar TX Metro. Water Dist. CP	3.420%	3/13/2008 LOC	8,000	8,000
Bexar TX Metro. Water Dist. CP	3.420%	3/13/2008 LOC	10,000	10,000
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.330%	2/1/2008	15,450	15,450
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.420%	2/13/2008	20,078	20,078
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.200%	4/15/2008	2,850	2,850
1 Board of Regents of the Univ. of Texas System Rev.
Financing System TOB VRDO	2.250%	2/7/2008	10,215	10,215
Board of Regents of the Univ. of Texas System Rev.
Financing System VRDO	2.150%	2/7/2008	66,000	66,000
Board of Regents of the Univ. of Texas System Rev.
Financing System VRDO	2.250%	2/7/2008	40,000	40,000
1 Board of Regents of the Univ. of Texas System Rev.
TOB VRDO	2.230%	2/7/2008	9,055	9,055
1 Board of Regents of the Univ. of Texas System Rev.
TOB VRDO	2.250%	2/7/2008	20,010	20,010
1 Bridgeport TX Independent School Dist. TOB VRDO	2.420%	2/7/2008	6,410	6,410
1 Carroll TX Independent School Dist. GO TOB VRDO	2.420%	2/7/2008	7,245	7,245
1 Clear Creek TX Independent School Dist. GO TOB PUT	3.780%	3/6/2008	13,340	13,340
1 Clear Creek TX Independent School Dist. GO TOB VRDO	2.250%	2/7/2008	9,825	9,825
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	14,461
1 Conroe TX Independent School Dist. TOB VRDO	2.250%	2/7/2008	2,110	2,110
1 Corpus Christi TX GO TOB VRDO	2.250%	2/7/2008 (4)	4,370	4,370
1 Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	2.290%	2/7/2008	5,000	5,000
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB PUT	3.800%	2/28/2008 (Prere.)	5,010	5,010
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	2.280%	2/7/2008	6,000	6,000
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	2.280%	2/7/2008	1,545	1,545
Dallas County TX Community College Dist. CP	2.850%	2/1/2008	70,000	70,000
1 Dallas County TX Community College Dist.
TOB VRDO	2.270%	2/7/2008	8,465	8,465
1 Dallas TX Area Rapid Transit TOB VRDO	2.270%	2/7/2008 (3)(Prere.)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	2.390%	2/7/2008 (2)	9,870	9,870
1 Dallas TX Area Rapid Transit TOB VRDO	2.520%	2/7/2008 (2)	6,100	6,100
1 Dallas TX Area Rapid Transit TOB VRDO	2.550%	2/7/2008 (2)	8,610	8,610
1 Dallas TX Area Rapid Transit TOB VRDO	2.600%	2/7/2008 (2)	12,165	12,165
1 Dallas TX Area Rapid Transit TOB VRDO	2.700%	2/7/2008 (2)	13,790	13,790
1 Dallas TX Area Rapid Transit TOB VRDO	2.750%	2/7/2008 (2)	9,330	9,330
Dallas TX GO	5.000%	2/15/2008	6,540	6,543
1 Dallas TX GO TOB VRDO	2.230%	2/7/2008	2,100	2,100
1 Dallas TX GO TOB VRDO	2.250%	2/7/2008	11,680	11,680
1 Dallas TX GO TOB VRDO	2.280%	2/7/2008	7,840	7,840
1 Dallas TX Independent School Dist.
GO TOB VRDO	2.280%	2/7/2008	6,100	6,100
1 Dallas TX Independent School Dist.
GO TOB VRDO	2.420%	2/7/2008	3,670	3,670
1 Dallas TX Rapid Transit Tax TOB VRDO	4.000%	2/7/2008 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev.
TOB PUT	3.800%	2/28/2008 (Prere.)	17,985	17,985
1 Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	2.250%	2/7/2008	2,160	2,160
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	2.300%	2/7/2008 (4)	2,160	2,160
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	2.360%	2/7/2008 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	2.440%	2/7/2008 (4)	3,995	3,995
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	2.440%	2/7/2008 (1)	1,745	1,745
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.150%	2/7/2008 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.150%	2/7/2008 (1)	4,995	4,995
1 De Soto TX Independent School Dist.
TOB VRDO	2.310%	2/7/2008	13,755	13,755
Denton TX Independent School Dist. PUT	3.000%	2/1/2009	11,100	11,099
Denton TX Independent School Dist. VRDO	1.890%	2/7/2008	14,350	14,350
Denton TX Independent School Dist. VRDO	2.170%	2/7/2008	18,305	18,305
1 Duncanville TX Independent School Dist.
TOB VRDO	2.270%	2/7/2008	8,225	8,225
1 El Paso TX GO TOB VRDO	2.900%	2/7/2008 (3)	3,120	3,120
El Paso TX Independent School Dist.
School Building
GO VRDO	2.150%	2/7/2008	32,530	32,530
1 Fort Bend County TX GO TOB VRDO	2.500%	2/7/2008 (1)	10,085	10,085
1 Fort Bend County TX GO TOB VRDO	2.600%	2/7/2008 (1)	6,945	6,945
1 Fort Worth TX Water & Sewer Rev. TOB VRDO	2.260%	2/7/2008	19,085	19,085
1 Frisco TX TOB VRDO	2.270%	2/7/2008 (4)	4,155	4,155
1 Frisco TX TOB VRDO	2.420%	2/7/2008 (1)	7,475	7,475
1 Frisco TX TOB VRDO	2.600%	2/7/2008 (2)	16,375	16,375
1 Galveston County TX GO TOB VRDO	3.770%	2/7/2008 (1)	6,100	6,100
Garland TX Independent School Dist. PUT	3.750%	6/16/2008	23,325	23,325
1 Garland TX Independent School Dist. TOB VRDO	2.420%	2/7/2008	5,235	5,235
1 Grand Prairie TX Independent School Dist.
TOB VRDO	2.280%	2/7/2008	5,270	5,270
1 Grand Prairie TX Independent School Dist.
TOB VRDO	2.280%	2/7/2008	7,225	7,225
1 Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	2.300%	2/7/2008 LOC	35,000	35,000
1 Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	2.300%	2/7/2008 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	2.300%	2/7/2008 LOC	46,700	46,700
1 Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	2.300%	2/7/2008 LOC	10,000	10,000
1 Harris County TX Flood Control Dist. TOB VRDO	2.320%	2/7/2008	33,300	33,300
1 Harris County TX Flood Control Dist. TOB VRDO	2.420%	2/7/2008	3,100	3,100
Harris County TX GO CP	2.700%	4/7/2008	2,850	2,850
Harris County TX GO CP	2.700%	4/7/2008	1,850	1,850
1 Harris County TX GO TOB VRDO	2.250%	2/7/2008 (3)	4,680	4,680
1 Harris County TX GO TOB VRDO	2.280%	2/7/2008 (4)	2,895	2,895
1 Harris County TX GO TOB VRDO	2.340%	2/7/2008 (4)	5,575	5,575
1 Harris County TX GO TOB VRDO	3.050%	2/7/2008 (1)	16,955	16,955
1 Harris County TX GO TOB VRDO	3.770%	2/7/2008 (1)	9,900	9,900
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	2.150%	2/7/2008	70,000	70,000
1 Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO	2.250%	2/7/2008	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO	2.420%	2/7/2008	6,775	6,775
1 Harris County TX Permanent Improvement &
Refunding TOB VRDO	2.420%	2/7/2008	4,150	4,150
Harris County TX TAN	4.000%	2/29/2008	25,000	25,007
1 Harris County TX Toll Road Rev. TOB VRDO	2.250%	2/7/2008	9,255	9,255
1 Harris County TX Toll Road Rev. TOB VRDO	2.250%	2/7/2008 (4)	3,845	3,845
1 Harris County TX Toll Road Rev. TOB VRDO	2.340%	2/7/2008	16,255	16,255
1 Harris County TX Toll Road TOB VRDO	2.250%	2/7/2008	4,635	4,635
1 Houston TX Airport System Rev. TOB VRDO	2.280%	2/7/2008 (3)(4)	12,000	12,000
1 Houston TX GO TOB VRDO	2.530%	2/7/2008 (2)	4,125	4,125
1 Houston TX GO TOB VRDO	2.540%	2/7/2008 (1)	4,950	4,950
Houston TX Higher Educ. Finance Corp.
(Rice Univ.) VRDO	2.100%	2/7/2008	5,750	5,750
1 Houston TX Higher Educ. Finance
Corp. Rev. TOB PUT	3.050%	3/13/2008	8,545	8,545
1 Houston TX Higher Educ. Finance
Corp. Rev. TOB VRDO	2.200%	2/7/2008	8,696	8,695
1 Houston TX Higher Educ. Finance
Corp. Rev. TOB VRDO	2.200%	2/7/2008	5,475	5,475
1 Houston TX Higher Educ. Finance
Corp. Rev. TOB VRDO	2.250%	2/7/2008	9,240	9,240
1 Houston TX Higher Educ. Finance
Corp. Rev. TOB VRDO	2.270%	2/7/2008	5,000	5,000
Houston TX Independent School Dist. GO	5.000%	2/15/2008	4,500	4,502
Houston TX Independent School Dist. GO PUT	3.750%	6/16/2008	80,600	80,600
1 Houston TX Independent School Dist.
GO TOB PUT	3.800%	2/28/2008 (4)	18,615	18,615
1 Houston TX Independent School Dist.
GO TOB VRDO	2.240%	2/7/2008 (4)	9,995	9,995
1 Houston TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008 (4)	4,500	4,500
1 Houston TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008	5,315	5,315
1 Houston TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008	15,990	15,990
1 Houston TX Independent School Dist.
GO TOB VRDO	2.270%	2/7/2008	7,990	7,990
1 Houston TX Independent School Dist.
Limited Tax Refunding GO TOB VRDO	2.270%	2/7/2008	11,000	11,000
1 Houston TX Independent School Dist.
TOB VRDO	2.250%	2/7/2008	5,730	5,730
1 Houston TX Util. System Rev. TOB VRDO	2.240%	2/7/2008 (4)	9,000	9,000
1 Houston TX Util. System Rev. TOB VRDO	2.250%	2/7/2008 (4)	4,005	4,005
1 Houston TX Util. System Rev. TOB VRDO	2.260%	2/7/2008 (4)	5,165	5,165
1 Houston TX Util. System Rev. TOB VRDO	2.280%	2/7/2008 (4)	10,205	10,205
1 Houston TX Util. System Rev. TOB VRDO	3.050%	2/7/2008 (1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	3.050%	2/7/2008 (1)	6,385	6,385
1 Houston TX Util. System Rev. TOB VRDO	3.050%	2/7/2008 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.500%	2/7/2008 (1)	5,295	5,295
1 Houston TX Water & Sewer System Rev.
TOB VRDO	2.250%	2/7/2008 (4)(Prere.)	8,795	8,795
1 Houston TX Water & Sewer System Rev.
TOB VRDO	2.280%	2/7/2008 (4)(Prere.)	6,765	6,765
1 Houston TX Water & Sewer System Rev.
TOB VRDO	3.500%	2/7/2008 (1)	9,290	9,290
1 Houston TX Water & Sewer System Rev.
TOB VRDO	4.000%	2/7/2008 (1)	9,995	9,995
1 Humble TX Independent School Dist.
GO TOB VRDO	2.280%	2/7/2008	5,770	5,770
Humble TX Independent School Dist.
School Building VRDO	2.150%	2/7/2008	52,500	52,500
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	2.600%	2/7/2008 (2)	2,270	2,270
1 Klein TX Independent School Dist. Unlimited Tax
Schoolhouse TOB VRDO	2.420%	2/7/2008	5,495	5,495
1 Lamar TX Consolidated Independent School Dist.
TOB VRDO	2.250%	2/7/2008	11,485	11,485
1 Lamar TX Consolidated Independent School Dist.
TOB VRDO	2.280%	2/7/2008	8,165	8,165
1 Lamar TX Independent School Dist. TOB VRDO	2.280%	2/7/2008	5,120	5,120
1 Laredo TX Independent School Dist.
Unlimited Tax School Building & Refunding
TOB VRDO	2.250%	2/7/2008	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	2.420%	2/7/2008	4,140	4,140
1 Lewisville TX Independent School Dist. TOB VRDO	3.280%	2/7/2008 (3)	9,705	9,705
Lower Neches Valley Auth. Texas IDR
(Mobil Oil Refining Corp.) VRDO	2.040%	2/1/2008	1,400	1,400
Lubbock TX Independent School Dist. VRDO	2.200%	2/7/2008	12,800	12,800
1 Mansfield TX Independent School Dist. TOB VRDO	2.220%	2/7/2008	9,980	9,980
1 Mansfield TX Independent School Dist. TOB VRDO	2.250%	2/7/2008	22,030	22,030
1 Mansfield TX Independent School Dist. TOB VRDO	2.280%	2/7/2008	3,040	3,040
1 McLennan County TX Junior College
GO TOB VRDO	2.270%	2/7/2008 (4)	15,500	15,500
Mesquite TX Independent School Dist. GO	4.500%	8/15/2008	3,200	3,213
Mesquite TX Independent School Dist.
School Building VRDO	2.150%	2/7/2008	5,340	5,340
1 Montgomery County TX GO TOB VRDO	2.280%	2/7/2008 (4)	7,725	7,725
1 North East TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008	4,985	4,985
1 North East TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008	2,600	2,600
1 North East TX Independent School Dist.
GO TOB VRDO	2.250%	2/7/2008	2,800	2,800
1 North East TX Independent School Dist.
GO TOB VRDO	2.260%	2/7/2008	5,000	5,000
1 North East TX Independent School Dist.
GO TOB VRDO	2.270%	2/7/2008	17,870	17,870
1 North East TX Independent School Dist.
GO TOB VRDO	2.420%	2/7/2008	4,580	4,580
1 North East TX Independent School Dist. Unlimited Tax
Refunding GO TOB PUT	3.770%	3/6/2008	12,280	12,280
1 North East TX Independent School Dist. Unlimited Tax
Refunding GO TOB PUT	3.800%	3/6/2008	5,780	5,780
1 North Texas Health Fac. Dev. Corp.
(United Regional Health Care System) TOB VRDO	2.260%	2/7/2008 (4)	13,355	13,355
North Texas Higher Educ. Auth. Student Loan VRDO	2.300%	2/7/2008 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.300%	2/7/2008 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.550%	2/7/2008 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.550%	2/7/2008 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	4.050%	2/7/2008 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	4.050%	2/7/2008 (2)	70,000	70,000
North Texas Higher Educ. Auth. Student Loan VRDO	4.050%	2/7/2008 (2)	17,500	17,500
1 North Texas Muni. Water Dist. Texas Water System
Rev. TOB VRDO	2.500%	2/7/2008 (1)	5,070	5,070
1 North Texas Muni. Water Dist. Texas Water System
Rev. TOB VRDO	2.530%	2/7/2008 (1)	7,315	7,315
1 North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	2.420%	2/7/2008 (4)	7,210	7,210
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	2.100%	2/7/2008 (4)	16,400	16,400
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	2.100%	2/7/2008 (4)	9,000	9,000
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	2.100%	2/7/2008 (4)	5,400	5,400
North Texas Tollway Auth. BAN	4.125%	11/19/2008	524,000	524,042
1 Northside TX Independent School Dist. GO TOB VRDO	2.220%	2/7/2008	3,000	3,000
1 Northside TX Independent School Dist. GO TOB VRDO	2.250%	2/7/2008	36,490	36,490
1 Northside TX Independent School Dist. GO TOB VRDO	2.250%	2/7/2008	14,585	14,585
1 Northside TX Independent School Dist. GO TOB VRDO	2.270%	2/7/2008	8,410	8,410
1 Parker County Texas TOB VRDO	3.500%	2/7/2008 (2)	6,545	6,545
Pasadena TX Independent School Dist. VRDO	2.200%	2/7/2008	20,600	20,600
Pasadena TX Independent School Dist. VRDO	2.200%	2/7/2008 (4)	38,900	38,900
1 Pearland TX GO TOB VRDO	2.200%	2/7/2008 (4)	6,080	6,080
1 Plano TX GO TOB PUT	3.450%	3/12/2008	5,830	5,830
Plano TX Independent School Dist. Unlimited Tax School
Building Bonds (Collin County TX) PUT	3.700%	2/28/2008	28,060	28,060
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO	2.000%	2/7/2008	31,000	31,000
Richardson TX Independent School Dist. GO VRDO	2.150%	2/7/2008	6,270	6,270
1 SA Energy Acquisition Public Fac. Corp. Texas Gas
Supply Rev. TOB VRDO	2.850%	2/7/2008	13,330	13,330
San Antonio TX Educ. Facilities Corp. Rev. Higher Educ.
(Trinity Univ.) VRDO	1.900%	2/1/2008	9,200	9,200
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2008	14,000	14,000
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	44,320	44,320
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.240%	2/7/2008	10,250	10,250
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.250%	2/7/2008	6,205	6,205
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.250%	2/7/2008	26,645	26,645
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.250%	2/7/2008	6,830	6,830
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.270%	2/7/2008	12,980	12,980
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.280%	2/7/2008	5,125	5,125
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.750%	2/7/2008 (1)	10,550	10,550
San Antonio TX Electric & Gas Rev. VRDO	2.070%	2/7/2008	46,900	46,900
San Antonio TX Electric & Gas System Rev. CP	3.400%	3/10/2008	38,000	38,000
San Antonio TX GO	6.000%	8/1/2008	2,145	2,174
1 San Antonio TX Independent School Dist.
GO TOB VRDO	2.280%	2/7/2008	17,710	17,710
1 San Antonio TX Water Rev. TOB VRDO	2.540%	2/7/2008 (1)	10,000	10,000
1 San Antonio TX Water Rev. TOB VRDO	2.900%	2/7/2008 (3)	6,160	6,160
1 San Antonio TX Water Rev. TOB VRDO	4.000%	2/7/2008 (1)	11,220	11,220
1 Sheldon TX Independent School Dist. TOB VRDO	2.250%	2/7/2008	5,235	5,235
1 Socorro TX Independent School Dist. GO TOB VRDO	2.250%	2/7/2008	10,950	10,950
1 Socorro TX Independent School Dist. GO TOB VRDO	2.280%	2/7/2008	5,000	5,000
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.) VRDO	2.000%	2/7/2008 LOC	2,000	2,000
Spring TX Independent School Dist. Schoolhouse
GO PUT	5.000%	8/15/2008 (4)	10,000	10,073
1 Spring TX Independent School Dist. TOB VRDO	2.270%	2/7/2008	15,000	15,000
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
(Texas Health Resources) TOB VRDO	2.200%	2/7/2008	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
(Texas Health Resources) TOB VRDO	2.200%	2/7/2008	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
(Texas Health Resources) TOB VRDO	2.200%	2/7/2008	8,780	8,780
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
TOB VRDO	2.200%	2/7/2008	5,830	5,830
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
TOB VRDO	2.200%	2/7/2008	7,425	7,425
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.
TOB VRDO	2.200%	2/7/2008	5,830	5,830
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	2.250%	2/7/2008	3,890	3,890
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	3,000	3,020
Texas A & M Univ. System CP	3.420%	2/6/2008	38,300	38,300
1 Texas A & M Univ. System Rev. Financing Bonds
TOB VRDO	2.280%	2/7/2008	4,910	4,910
1 Texas A & M Univ. System Rev. TOB VRDO	2.230%	2/7/2008	9,050	9,050
1 Texas A & M Univ. System Rev. TOB VRDO	2.250%	2/7/2008	7,155	7,155
1 Texas A & M Univ. System Rev. TOB VRDO	2.280%	2/7/2008	4,995	4,995
1 Texas Dept. Housing & Commnunity Affailrs Single Family
Rev. TOB VRDO	2.210%	2/7/2008 (7)	4,070	4,070
1 Texas Dept. of Housing & Community Affairs Multifamily
Housing Rev. TOB VRDO	2.310%	2/7/2008	9,795	9,795
1 Texas Dept. of Housing & Community Affairs Residential
Mortgage Rev. TOB VRDO	2.280%	2/7/2008	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single
Mortgage Rev. TOB VRDO	2.210%	2/7/2008 (4)	3,900	3,900
1 Texas Dept. of Housing & Community Affairs Single
Mortgage Rev. TOB VRDO	2.300%	2/7/2008	8,880	8,880
Texas Dept. of Housing & Community Affairs Single
Mortgage Rev. VRDO	2.250%	2/7/2008 (4)	62,945	62,945
Texas Dept. of Housing & Community Affairs Single
Mortgage Rev. VRDO	2.270%	2/7/2008 (4)	5,800	5,800
Texas Dept. of Transp. State Highway Fund Rev. CP	3.380%	2/13/2008 LOC	30,000	30,000
1 Texas GO TOB VRDO	2.250%	2/7/2008	5,585	5,585
1 Texas GO TOB VRDO	2.250%	2/7/2008	8,885	8,885
1 Texas GO TOB VRDO	2.250%	2/7/2008	5,920	5,920
1 Texas GO TOB VRDO	2.250%	2/7/2008	10,220	10,220
1 Texas GO TOB VRDO	2.250%	2/7/2008	2,300	2,300
1 Texas GO TOB VRDO	2.250%	2/7/2008	17,290	17,290
1 Texas GO TOB VRDO	2.250%	2/7/2008	3,335	3,335
1 Texas GO TOB VRDO	2.260%	2/7/2008	4,695	4,695
1 Texas GO TOB VRDO	2.270%	2/7/2008	8,825	8,825
1 Texas GO TOB VRDO	2.280%	2/7/2008	7,595	7,595
1 Texas GO TOB VRDO	2.290%	2/7/2008	18,560	18,560
1 Texas GO TOB VRDO	2.290%	2/7/2008	28,800	28,800
1 Texas GO TOB VRDO	2.290%	2/7/2008	4,500	4,500
1 Texas GO TOB VRDO	2.420%	2/7/2008	5,335	5,335
Texas GO Veterans Housing Assistance Program
Fund II VRDO	2.150%	2/7/2008	4,060	4,060
Texas GO Veterans Housing Assistance Program
Fund II VRDO	2.430%	2/7/2008	24,500	24,500
Texas GO Veterans Housing Assistance Program
VRDO	2.120%	2/7/2008	29,510	29,510
1 Texas Muni. Gas Acquisition & Supply Corp. Rev.
TOB VRDO	2.370%	2/7/2008	13,000	13,000
Texas Public Finance Auth. GO CP	2.950%	2/13/2008	9,100	9,100
Texas Small Business IDA IDR
(Texas Public Fac. Capital Access) VRDO	2.070%	2/7/2008 LOC	21,700	21,700
1 Texas State Affordable Housing Corp. Single Family
Mortgage Rev. TOB VRDO	2.330%	2/7/2008	6,530	6,530
Texas State College Student Loan PUT	3.850%	7/1/2008	25,000	25,000
Texas State College Student Loan PUT	3.850%	7/1/2008	30,000	30,000
1 Texas State Transp. Comm. First Tier TOB VRDO	2.200%	2/7/2008	5,925	5,925
1 Texas State Transp. Comm. First Tier TOB VRDO	2.230%	2/7/2008	8,865	8,865
1 Texas State Transp. Comm. Highway Fund First
Tier Rev. TOB VRDO	2.240%	2/7/2008	23,825	23,825
1 Texas State Transp. Comm. First Tier TOB VRDO	2.270%	2/7/2008	9,995	9,995
Texas State Transp. Comm. First Tier VRDO	2.130%	2/7/2008	7,300	7,300
1 Texas State Transp. Comm. Highway Fund First
Tier Rev. TOB VRDO	2.250%	2/7/2008	5,000	5,000
1 Texas State Transp. Comm. State Highway Fund
TOB VRDO	2.280%	2/7/2008	10,335	10,335
1 Texas State Transp. Comm. TOB PUT	3.530%	2/14/2008	5,255	5,255
1 Texas State Transp. Comm. TOB VRDO	2.140%	2/7/2008	7,000	7,000
1 Texas State Transp. Comm. TOB VRDO	2.240%	2/7/2008	5,200	5,200
1 Texas State Transp. Comm. TOB VRDO	2.200%	2/7/2008	17,676	17,676
1 Texas State Transp. Comm. TOB VRDO	2.250%	2/7/2008	45,500	45,500
1 Texas State Transp. Comm. TOB VRDO	2.250%	2/7/2008	41,460	41,460
1 Texas State Transp. Comm. TOB VRDO	2.250%	2/7/2008	4,400	4,400
1 Texas State Transp. Comm. TOB VRDO	2.270%	2/7/2008	9,215	9,215
1 Texas State Transp. Comm. TOB VRDO	2.280%	2/7/2008	10,360	10,360
1 Texas State Transp. Comm. TOB VRDO	2.280%	2/7/2008	6,100	6,100
1 Texas State Transp. Comm. TOB VRDO	2.280%	2/7/2008	19,000	19,000
1 Texas State Univ. System TOB VRDO	2.280%	2/7/2008 (4)	11,905	11,905
Texas State Veterans Housing VRDO	2.100%	2/7/2008	30,725	30,725
Texas State Veterans Housing VRDO	2.150%	2/7/2008	23,205	23,205
Texas TRAN	4.500%	8/28/2008	100,000	100,433
1 Texas Transp. Comm. Mobility Fund TOB VRDO	2.230%	2/7/2008	4,140	4,140
1 Texas Transp. Comm. Mobility Fund TOB VRDO	2.250%	2/7/2008	8,500	8,500
1 Texas Transp. Comm. Mobility Fund TOB VRDO	2.260%	2/7/2008	7,600	7,600
Texas Transp. Comm. Mobility Fund VRDO	2.000%	2/7/2008	25,000	25,000
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	109,540	110,036
1 Texas Turnpike Auth. Central Texas Turnpike System Rev.
TOB VRDO	3.500%	2/7/2008 (2)	17,025	17,025
1 Texas Turnpike Auth. Central Texas Turnpike System Rev.
TOB VRDO	4.040%	2/7/2008 (2)	9,900	9,900
1 Texas Turnpike Auth. Rev. TOB VRDO	4.030%	2/7/2008 (2)	12,480	12,480
1 Texas Water Dev. Board Rev. TOB VRDO	2.200%	2/7/2008	5,295	5,295
1 Texas Water Dev. Board Rev. TOB VRDO	2.200%	2/7/2008	5,000	5,000
1 Trinity River Auth. Texas Tarrant County Water Rev.
TOB PUT	3.800%	3/13/2008 (1)	6,185	6,185
1 Tyler TX Water & Sewer System Rev. TOB VRDO	2.420%	2/7/2008 (1)	5,560	5,560
1 Univ. of Houston TX Rev. TOB VRDO	2.420%	2/7/2008 (2)	5,965	5,965
Univ. of Houston TX Rev. VRDO	2.150%	2/7/2008	18,830	18,830
Univ. of Texas Permanent Univ. Fund Rev. PUT	3.750%	2/5/2008	6,000	6,000
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.140%	2/7/2008 (Prere.)	12,000	12,000
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.200%	2/7/2008	11,850	11,850
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.250%	2/7/2008 (Prere.)	2,545	2,545
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.250%	2/7/2008	11,065	11,065
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.280%	2/7/2008	6,010	6,010
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.280%	2/7/2008	3,595	3,595
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.280%	2/7/2008	11,955	11,955
Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.100%	2/7/2008	2,770	2,770
West Side Calhoun County TX Dev.
(British Petroleum) VRDO	1.900%	2/1/2008	6,200	6,200

				4,371,062

Utah (1.2%)
Central Utah Water Conservancy Dist. VRDO	6.000%	2/7/2008 (2)	14,700	14,700
Central Utah Water Conservancy Dist. VRDO	6.000%	2/7/2008 (2)	18,600	18,600
Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.150%	2/7/2008	20,700	20,700
Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.900%	2/1/2008	2,500	2,500
Salt Lake City UT TRAN	4.000%	6/30/2008	19,000	19,019
1 Utah GO TOB VRDO	2.250%	2/7/2008	14,195	14,195
1 Utah Housing Corp. Single Family Mortgage Rev.
TOB VRDO	2.290%	2/7/2008	2,820	2,820
1 Utah Housing Corp. Single Family Mortgage Rev.
TOB VRDO	2.350%	2/7/2008	15,565	15,565
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	7,355	7,355
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	10,120	10,120
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	12,260	12,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	13,130	13,130
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.200%	2/7/2008	10,000	10,000
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	2.200%	2/7/2008	7,610	7,610
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	2.200%	2/7/2008	5,605	5,605
Utah State Board of Regents Student Loan Rev. VRDO	4.050%	2/7/2008 (2)	35,000	35,000
Utah State Board of Regents Student Loan Rev. VRDO	4.050%	2/7/2008 (2)	45,000	45,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.240%	2/7/2008 (4)	11,505	11,505
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.300%	2/7/2008 (4)	7,940	7,940
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.750%	2/7/2008 (1)	7,430	7,430
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.750%	2/7/2008 (1)	5,000	5,000

				286,054

Vermont (0.2%)
1 Univ. of Vermont and State Agricultural College Rev.
TOB VRDO	3.500%	2/7/2008 (1)	5,580	5,580
1 Vermont Educ. & Health Buildings Finance Agency
Rev. TOB VRDO	2.200%	2/7/2008	6,857	6,857
1 Vermont Housing Finance Agency Single Family
TOB VRDO	2.260%	2/7/2008 (4)	1,760	1,760
Vermont Student Assistance Corp. Rev. VRDO	4.050%	2/7/2008 (2)	40,000	40,000

				54,197

Virginia (1.3%)
Alexandria VA IDA Rev.
(Institute for Defense Analysis) VRDO	4.000%	2/7/2008 (2)	12,700	12,700
Capital Region Airport Comm. VA Passenger
Fac. Charge Rev. VRDO	2.160%	2/7/2008 LOC	9,590	9,590
Capital Region Airport Comm. VA Passenger
Fac. Charge Rev. VRDO	2.200%	2/7/2008 LOC	16,345	16,345
Chesterfield County VA Econ. Dev. Auth. Rev.
(Bon Secours Health System) VRDO	2.130%	2/7/2008 (12)	26,000	26,000
1 Fairfax County VA Public Improvement GO TOB VRDO	2.250%	2/7/2008	8,245	8,245
Henrico County VA Econ. Dev. Auth. Rev.
(Bon Secours Health System) VRDO	2.130%	2/7/2008 (12)	8,800	8,800
Norfolk VA GO VRDO	2.290%	2/7/2008	12,365	12,365
Peninsula Ports Auth. Virginia Health System Rev.
(Riverside Health System Project) VRDO	2.070%	2/7/2008	35,900	35,900
1 Richmond VA Public Util. Rev. TOB VRDO	2.340%	2/7/2008 (4)	5,800	5,800
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	1.900%	2/1/2008 (4)	6,290	6,290
1 Univ. of Virginia TOB VRDO	2.290%	2/7/2008	3,300	3,300
1 Univ. of Virginia TOB VRDO	2.290%	2/7/2008	12,000	12,000
1 Virginia Beach VA Dev. Auth. Public Fac. TOB VRDO	2.280%	2/7/2008	10,080	10,080
1 Virginia Beach VA TOB VRDO	2.280%	2/7/2008	6,650	6,650
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.000%	10/1/2008	15,160	15,310
1 Virginia Housing Dev. Auth. Rev.
Commonwealth Mortgage TOB VRDO	2.270%	2/7/2008	22,485	22,485
1 Virginia Housing Dev. Auth. Rev.
Commonwealth Mortgage TOB VRDO	2.360%	2/7/2008	5,625	5,625
Virginia Housing Dev. Auth. Rev. PUT	2.950%	2/26/2008	40,000	40,000
1 Virginia Housing Dev. Auth. Rev. TOB VRDO	2.300%	2/7/2008	28,430	28,430
1 Virginia Port Auth. Rev. TOB VRDO	2.440%	2/7/2008 (4)	3,100	3,100
1 Virginia Public School Auth. Rev. TOB VRDO	2.250%	2/7/2008 (4)	10,035	10,035
1 Virginia Public School Auth. Rev. TOB VRDO	2.280%	2/7/2008	7,790	7,790

				306,840

Washington (3.7%)
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	2.200%	2/7/2008	35,850	35,850
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	2.260%	2/7/2008	25,860	25,860
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	2.420%	2/7/2008 (2)	7,235	7,235
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	2.530%	2/7/2008 (2)	7,345	7,345
1 Energy Northwest Washington Electric Refunding
Rev. TOB VRDO	2.750%	2/7/2008 (1)	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	2.800%	2/7/2008	6,400	6,400
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	2.340%	2/7/2008 (4)	3,740	3,740
1 King County WA (Highline Public School) TOB VRDO	3.280%	2/7/2008 (3)	5,235	5,235
1 King County WA (Snoqualmie Valley School Dist.)
TOB VRDO	2.270%	2/7/2008 (4)	10,065	10,065
1 King County WA GO TOB VRDO	2.280%	2/7/2008 (4)	5,245	5,245
1 King County WA School Dist. TOB PUT	3.800%	3/13/2008 (4)	5,455	5,455
1 King County WA Sewer Rev. TOB VRDO	2.190%	2/7/2008 (4)	10,005	10,005
1 King County WA Sewer Rev. TOB VRDO	2.280%	2/7/2008 (4)	1,945	1,945
1 King County WA Sewer Rev. TOB VRDO	2.240%	2/7/2008 (4)	7,645	7,645
1 King County WA Sewer Rev. TOB VRDO	2.270%	2/7/2008 (4)	7,645	7,645
1 King County WA Sewer Rev. TOB VRDO	2.940%	2/7/2008 (1)	10,890	10,890
1 North Thurston WA Public School TOB VRDO	2.500%	2/7/2008 (1)	7,510	7,510
1 Pierce County WA School Dist. TOB VRDO	2.250%	2/7/2008 (4)	8,270	8,270
1 Pierce County WA School Dist. TOB VRDO	2.420%	2/7/2008 (4)	6,155	6,155
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
(BP Amoco West Coast LLC) VRDO	1.870%	2/1/2008	4,600	4,600
1 Port of Seattle WA Passenger Fac. Charge Rev.
TOB VRDO	3.780%	2/7/2008 (1)	3,500	3,500
1 Port of Seattle WA Rev. TOB VRDO	2.560%	2/7/2008 (1)	5,040	5,040
1 Port of Seattle WA Rev. TOB VRDO	3.900%	2/7/2008 (3)	15,000	15,000
1 Port of Seattle WA Rev. TOB VRDO	2.250%	2/7/2008 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	2.280%	2/7/2008 (4)	2,700	2,700
1 Port of Seattle WA Rev. TOB VRDO	2.400%	2/7/2008 (2)	12,100	12,100
1 Port of Seattle WA Rev. TOB VRDO	2.420%	2/7/2008 (1)	5,245	5,245
1 Port of Seattle WA Rev. TOB VRDO	2.700%	2/7/2008 (2)	7,440	7,440
1 Port of Seattle WA Rev. TOB VRDO	2.700%	2/7/2008 (2)	6,270	6,270
1 Port of Seattle WA Rev. TOB VRDO	2.750%	2/7/2008 (1)	8,320	8,320
1 Port of Seattle WA Rev. TOB VRDO	2.800%	2/7/2008 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	2.800%	2/7/2008 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.780%	2/7/2008 (1)	6,360	6,360
1 Port of Tacoma WA Rev. TOB VRDO	2.530%	2/7/2008 (2)	5,750	5,750
1 Port of Tacoma WA Rev. TOB VRDO	2.900%	2/7/2008 (3)	6,240	6,240
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	2.250%	2/7/2008 (4)	6,700	6,700
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	2.280%	2/7/2008 (4)	6,260	6,260
1 Seattle WA Water System Rev. TOB PUT	3.820%	6/19/2008 (1)	12,945	12,945
1 Seattle WA Water System Rev. TOB VRDO	2.530%	2/7/2008 (1)	4,920	4,920
1 Snohomish County WA Public Util. Dist. TOB VRDO	2.280%	2/7/2008 (4)	6,040	6,040
1 Snohomish County WA Public Util. Dist. TOB VRDO	2.280%	2/7/2008 (4)	5,300	5,300
1 Snohomish County WA TOB VRDO	3.900%	2/7/2008 (1)	15,155	15,155
1 Tacoma WA Electric System Rev. TOB VRDO	2.750%	2/7/2008 (3)	10,355	10,355
Tacoma WA Housing Auth. Rev.
(Sunset Apartment Projects) VRDO	2.270%	2/7/2008	12,250	12,250
1 Tacoma WA Sewer TOB VRDO	4.000%	2/7/2008 (3)	10,625	10,625
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	2.300%	2/7/2008 (1)	20,860	20,860
Washington GO	4.000%	7/1/2008	5,180	5,207
Washington GO	5.750%	9/1/2008	4,000	4,052
Washington GO	6.250%	9/1/2008	3,725	3,790
1 Washington GO TOB PUT	3.800%	7/10/2008 (2)	8,660	8,660
1 Washington GO TOB VRDO	2.160%	2/7/2008	9,700	9,700
1 Washington GO TOB VRDO	2.300%	2/7/2008	2,700	2,700
1 Washington GO TOB VRDO	2.190%	2/7/2008 (4)	11,085	11,085
1 Washington GO TOB VRDO	2.200%	2/7/2008 (4)	7,325	7,325
1 Washington GO TOB VRDO	2.230%	2/7/2008	8,010	8,010
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	6,250	6,250
1 Washington GO TOB VRDO	2.250%	2/7/2008	60,900	60,900
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	4,630	4,630
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	7,995	7,995
1 Washington GO TOB VRDO	2.250%	2/7/2008	15,110	15,110
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	6,670	6,670
1 Washington GO TOB VRDO	2.250%	2/7/2008	70,335	70,335
1 Washington GO TOB VRDO	2.250%	2/7/2008 (4)	11,910	11,910
1 Washington GO TOB VRDO	2.280%	2/7/2008 (4)	6,790	6,790
1 Washington GO TOB VRDO	2.280%	2/7/2008 (4)	4,175	4,175
1 Washington GO TOB VRDO	2.280%	2/7/2008 (4)	7,750	7,750
1 Washington GO TOB VRDO	2.280%	2/7/2008 (4)	5,595	5,595
1 Washington GO TOB VRDO	2.280%	2/7/2008	12,000	12,000
1 Washington GO TOB VRDO	2.280%	2/7/2008	1,500	1,500
1 Washington GO TOB VRDO	2.280%	2/7/2008 (4)	4,365	4,365
1 Washington GO TOB VRDO	2.280%	2/7/2008	3,100	3,100
1 Washington GO TOB VRDO	2.530%	2/7/2008 (2)	19,095	19,095
1 Washington GO TOB VRDO	2.530%	2/7/2008 (1)	4,300	4,300
1 Washington GO TOB VRDO	2.600%	2/7/2008 (2)	5,095	5,095
1 Washington GO TOB VRDO	2.600%	2/7/2008 (2)	4,300	4,300
1 Washington GO TOB VRDO	2.750%	2/7/2008 (1)	10,260	10,260
1 Washington GO TOB VRDO	2.750%	2/7/2008 (2)	5,360	5,360
1 Washington GO TOB VRDO	2.750%	2/7/2008 (3)	12,680	12,680
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO	2.180%	2/7/2008	41,130	41,130
1 Washington Health Care Fac. Auth.
(Group Health Cooperative of Puget Sound)
TOB VRDO	3.900%	2/7/2008 (1)	44,150	44,150
1 Washington Housing Finance Comm. Single
Family Mortgage Rev. TOB VRDO	2.260%	2/7/2008	2,955	2,955
1 Washington State GO TOB VRDO	3.920%	2/7/2008 (2)	5,315	5,315
1 Washington State GO TOB VRDO	3.960%	2/7/2008 (3)	5,965	5,965

				847,774

West Virginia (0.2%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	2.040%	2/7/2008	20,000	20,000
1 West Virginia Housing Dev. TOB VRDO	2.190%	2/7/2008	3,240	3,240
1 West Virginia Housing Dev. TOB VRDO	2.380%	2/7/2008	11,640	11,640
1 West Virginia State Road TOB VRDO	2.900%	2/7/2008 (3)	3,495	3,495
1 West Virginia Univ. Rev. TOB VRDO	4.637%	2/7/2008 (3)	4,655	4,655

				43,030

Wisconsin (2.7%)
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,554
New Richmond WI School Dist. BAN	4.125%	6/6/2008	1,160	1,160
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO	4.000%	2/7/2008 (1)	16,700	16,700
1 Wisconsin GO TOB VRDO	2.250%	2/7/2008 (4)	20,855	20,855
1 Wisconsin GO TOB VRDO	2.270%	2/7/2008 (1)	25,700	25,700
1 Wisconsin GO TOB VRDO	2.270%	2/7/2008 (4)	17,600	17,600
1 Wisconsin GO TOB VRDO	2.420%	2/7/2008 (1)	5,295	5,295
1 Wisconsin GO TOB VRDO	2.420%	2/7/2008 (1)	6,675	6,675
1 Wisconsin GO TOB VRDO	2.750%	2/7/2008 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	2.900%	2/7/2008 (3)	83,315	83,315
1 Wisconsin GO TOB VRDO	2.900%	2/7/2008 (3)	7,425	7,425
1 Wisconsin GO TOB VRDO	4.000%	2/7/2008 (1)	18,995	18,995
Wisconsin Health & Educ. Fac. Auth. Rev.
(Univ. Wisconsin Medical Foundation) VRDO	2.150%	2/7/2008 LOC	8,100	8,100
1 Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	2.280%	2/7/2008	2,180	2,180
1 Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	2.310%	2/7/2008	12,085	12,085
1 Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	2.350%	2/7/2008	5,865	5,865
1 Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	2.380%	2/7/2008	6,540	6,540
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.100%	2/7/2008	1,915	1,915
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.100%	2/7/2008 (4)	5,685	5,685
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	24,300	24,300
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	57,770	57,770
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	46,805	46,805
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	3,340	3,340
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008	16,480	16,480
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.150%	2/7/2008 (4)	8,555	8,555
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.240%	2/7/2008	27,980	27,980
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	2.250%	2/7/2008	98,790	98,790
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	2.250%	2/7/2008	10,180	10,180
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	2.250%	2/7/2008	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	2.250%	2/7/2008	10,950	10,950
1 Wisconsin Public Power Inc. Rev.
(Power Supply System) TOB VRDO	2.990%	2/7/2008 (2)	10,250	10,250
1 Wisconsin State GO TOB VRDO	4.100%	2/7/2008 (1)	1,760	1,760
Wisconsin Transp. Rev.	5.000%	7/1/2008	4,530	4,553
Wisconsin Transp. Rev.	5.000%	7/1/2008	12,385	12,447
1 Wisconsin Transp. Rev. TOB VRDO	2.250%	2/7/2008	9,775	9,775
1 Wisconsin Transp. Rev. TOB VRDO	4.000%	2/7/2008 (2)	13,715	13,715

				630,969

Wyoming (0.1%)
1 Wyoming Community Dev. Auth. Housing
Rev. TOB VRDO	2.310%	2/7/2008	8,575	8,575
1 Wyoming Community Dev. Auth. Housing
Rev. TOB VRDO	2.440%	2/7/2008	5,015	5,015
Wyoming Community Dev. Auth. Housing
Rev. VRDO	2.260%	2/7/2008	7,000	7,000

				20,590

Total Municipal Bonds
(Cost $21,879,353)				21,879,353

			Shares

Temporary Cash Investment (4.7%)

3 Vanguard Municipal Cash Management Fund
(Cost $1,077,125)	2.441%		1,077,125,408	1,077,125

Total Investments (99.4%)
(Cost $22,956,478)				22,956,478

Other Assets and Liabilities-Net (0.6%)				130,562

Net Assets (100%)				23,087,040

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $9,487,919,000, representing 41.1% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2008.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

Vanguard Insured Long-Term Tax-Exempt Fund Schedule of Investments January 31, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Alabama (2.8%)
Alabama Special Care Fac. Financing Auth.
Mobile Rev. (Ascension Health)	5.000%	11/15/2039 (1)	42,610	42,957
Houston County AL Health Care Auth. Rev.	5.250%	10/1/2030 (2)	9,000	9,209
Mobile AL Water & Sewer Comm.	5.000%	1/1/2031 (1)	17,500	18,112
Mobile AL Water & Sewer Comm.	5.000%	1/1/2036 (1)	24,610	25,355

				95,633

Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/2009 (1)	2,565	2,830
Anchorage AK Electric Rev.	8.000%	12/1/2010 (1)	2,960	3,406
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,756

				9,992

Arizona (2.0%)
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,340	4,826
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,905	5,454
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,460	4,959
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,520	6,138
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	2,285	2,541
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,345	5,943
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,194
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/2032	8,170	8,285
Maricopa County AZ Rev.
(Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,715
Mesa AZ Util. System Rev.	5.250%	7/1/2014 (3)	10,000	11,168
Tucson AZ Water System Rev.	5.500%	7/1/2017 (3)	4,850	5,415

				68,638

Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/2010 (1)	2,230	2,344
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	4,500	5,194

				7,538

California (15.4%)
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	16,209
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	10,996
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	11,051
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,560
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,761
California GO	5.000%	2/1/2014 (2)(Prere.)	1,500	1,680
California GO	5.000%	2/1/2014 (2)(Prere.)	3,565	3,992
California GO	5.000%	11/1/2018 (3)	13,455	14,676
California GO	5.000%	11/1/2019 (1)	20,000	21,589
California GO	4.500%	10/1/2036	30,000	27,856
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,366
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	26,739
Golden State Tobacco Securitization
Corp. California	5.000%	6/1/2013 (2)(Prere.)	26,020	28,586
Golden State Tobacco Securitization
Corp. California	5.000%	6/1/2035 (3)	30,000	29,733
Grossmont CA Healthcare Dist. GO	5.000%	7/15/2037 (2)	35,270	36,205
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2038 (2)	18,000	17,888
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	10,183
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	10,183
Los Angeles CA USD GO	5.000%	7/1/2025 (4)	6,980	7,450
Los Angeles CA USD GO	5.000%	7/1/2026 (4)	7,435	7,899
Los Angeles CA USD GO	5.000%	7/1/2026 (4)	27,240	28,941
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/2013 (2)	9,000	9,883
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/2020 (1)(ETM)	10,915	13,242
Modesto CA Irrigation Dist. Finance Auth.
Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	24,956
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/2030 (2)	45,395	50,106
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/2013 (1)	8,895	10,004
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,610
Santa Clara CA Redev. Agency
(Bayshore North)	7.000%	7/1/2010 (2)	1,275	1,348
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,000	5,625
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,330	7,322
Univ. of California Rev.	4.500%	5/15/2031 (4)	54,470	53,924

				521,563

Colorado (4.4%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/2041	30,000	29,709
Colorado Springs CO Util. System Rev.	5.375%	11/15/2016 (2)	12,790	14,060
Colorado Springs CO Util. System Rev.	5.375%	11/15/2017 (2)	13,490	14,829
Colorado Springs CO Util. System Rev.	5.375%	11/15/2018 (2)	10,000	10,870
Colorado Springs CO Util. System Rev.	5.000%	11/15/2043	17,725	18,108
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,795	4,195
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	8,000	4,603
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2023 (1)	35,275	15,541
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2027 (1)	13,425	4,500
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2028 (1)	13,425	4,222
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/2016 (2)(Prere.)	15,000	14,685
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/2016 (4)(Prere.)	16,000	15,729

				151,051

Connecticut (0.3%)
Connecticut GO	5.125%	11/15/2016	10,000	10,843

Florida (8.6%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	4.303%	12/1/2037	10,000	8,368
Brevard County FL School Board COP	5.000%	7/1/2029 (2)	5,000	5,009
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)(ETM)	2,620	2,912
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2015 (2)	10,000	11,294
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,278
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,693
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,658
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2009 (4)(Prere.)	1,850	1,937
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2039 (4)	3,150	3,218
Lake County FL School Board COP	5.000%	6/1/2031 (2)	18,000	17,999
1 Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/2031 (2)	10,000	10,021
Miami-Dade County FL Expressway Auth.
Toll System Rev.	5.000%	7/1/2026 (2)	17,240	17,523
Miami-Dade County FL Expressway Auth.
Toll System Rev.	5.000%	7/1/2039 (2)	39,015	39,058
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,130
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	7,570	7,694
Miami-Dade County FL School Board COP	5.000%	11/1/2026 (2)	5,270	5,330
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	5,000	5,000
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	10,000	9,999
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	2.000%	2/1/2008 (4)	2,000	2,000
Orange County FL School Board VRDO	1.900%	2/1/2008 (1)	5,300	5,300
Orange County FL School Board VRDO	1.900%	2/1/2008 (3)	3,460	3,460
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2013 (3)	9,695	12,150
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2015 (3)	4,000	5,022
Port St. Lucie FL Special Assessment Rev.
(Southwest Annexation Dist.)	5.000%	7/1/2027 (1)	11,405	11,515
Port St. Lucie FL Special Assessment Rev.
(Southwest Annexation Dist.)	5.000%	7/1/2033 (1)	9,000	8,961
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/2032	8,000	7,966
Sunshine State Florida Govt. Financing
Comm. Rev. VRDO	4.500%	2/1/2008 (2)	19,400	19,400
Tampa FL Util. Rev.	6.750%	10/1/2010 (2)	9,330	10,292
Tampa FL Util. Rev.	6.750%	10/1/2011 (2)	9,965	11,295
Tampa FL Util. Rev.	6.750%	10/1/2012 (2)	10,635	12,304

				290,786

Georgia (4.7%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2015 (3)	8,500	9,645
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2016 (3)	7,000	7,979
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2017 (3)	8,000	9,091
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/2033 (1)	32,425	32,906
Augusta GA Water & Sewer Rev.	5.000%	10/1/2032 (4)	24,000	24,900
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,546
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/2014 (4)	15,805	17,710
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	3,400	3,637
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.500%	9/15/2025	20,000	19,849
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.500%	9/15/2027	15,000	14,682
Private Colleges & Univ. Auth. of
Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	5,944

				159,889

Hawaii (1.7%)
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	16,082
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,638
Honolulu HI City & County GO	5.250%	7/1/2013 (3)	3,000	3,333
Honolulu HI City & County GO	5.250%	7/1/2014 (3)	3,000	3,365
Honolulu HI City & County GO	5.000%	7/1/2015 (3)	3,075	3,414
Honolulu HI City & County GO	5.250%	7/1/2018 (3)	3,000	3,326
Honolulu HI City & County GO	5.250%	7/1/2019 (3)	2,000	2,212
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	8,270	8,847
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	7,720	8,258
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	2,330	2,607
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2012 (3)(Prere.)	4,615	5,164

				59,246

Idaho (0.2%)
Boise State Univ. Idaho	5.000%	4/1/2032 (1)	3,000	3,116
Boise State Univ. Idaho	5.000%	4/1/2037 (1)	3,500	3,619

				6,735

Illinois (6.9%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,599
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	245	268
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	18,110	19,829
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,010	7,024
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	3,695	3,704
Chicago IL GO	0.000%	1/1/2016 (1)(Prere.)	7,985	8,018
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,773
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,714
Chicago IL GO	0.000%	1/1/2024 (1)	2,480	2,315
Chicago IL GO	0.000%	1/1/2025 (1)	1,305	1,212
Chicago IL GO	0.000%	1/1/2028 (1)	2,820	2,589
Chicago IL GO	5.000%	1/1/2028 (4)	7,500	7,793
Chicago IL GO	5.500%	1/1/2038 (1)	6,490	6,842
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	6,250	6,810
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	4,950	5,377
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2025 (4)	21,525	22,518
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/2026 (4)	17,600	18,311
2 Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	21,500	27,600
Chicago IL Water Rev.	5.750%	11/1/2030 (2)	12,000	14,083
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago)	5.125%	7/1/2038 (1)	11,995	12,180
Illinois GO	5.375%	6/1/2024 (3)	14,710	15,202
Illinois Health Fac. Auth. Rev. VRDO	2.800%	2/1/2008 (1)	5,600	5,600
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/2020 (2)	24,000	29,944

				234,305

Indiana (0.4%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/2013 (1)(ETM)	11,355	12,408

Kansas (0.9%)
Burlington KS PCR
(Kansas Gas & Electric Co.)	4.850%	6/1/2031 (1)	7,500	7,510
Kansas Health System Dev. Auth.
(St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,036
Overland Park KS Convention Center
& Hotel Project	5.250%	1/1/2032 (2)	20,000	20,471

				31,017

Kentucky (2.8%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,035
Kentucky Asset/Liability Comm.
General Fund Rev.	3.691%	11/1/2017 (3)	13,550	12,662
Kentucky Asset/Liability Comm.
General Fund Rev.	3.811%	11/1/2021 (3)	24,845	22,398
Louisville & Jefferson County KY
Metro. Sewer Dist.	6.000%	5/15/2031 (3)	51,960	54,484
Louisville & Jefferson County KY
Metro. Sewer Dist.	5.750%	5/15/2033 (3)	2,335	2,438

				95,017

Louisiana (2.4%)
Louisiana GO	5.000%	10/15/2011 (2)	20,015	21,657
Louisiana GO	5.000%	7/15/2024 (11)	5,000	5,146
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2023 (3)	8,065	8,312
Louisiana Univ. & Agriculture &
Mechanical College Board	5.000%	7/1/2031 (3)	12,000	12,206
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,924
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	9,431
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	7,435
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.700%	5/15/2010 (4)(Prere.)	4,900	5,262
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.750%	5/15/2010 (4)(Prere.)	2,950	3,171

				80,544

Maryland (2.3%)
Baltimore County MD Rev. Catholic
Health Initiatives	4.500%	9/1/2033	7,000	6,565
Maryland Econ. Dev. Corp. Student Housing
Rev. (Univ. of Maryland College Park)	5.000%	6/1/2028 (11)	2,000	1,962
Maryland Econ. Dev. Corp. Student Housing
Rev. (Univ. of Maryland College Park)	5.000%	6/1/2033 (11)	4,250	4,108
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	32,055	35,624
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,547
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Western Maryland Health)	5.000%	7/1/2034 (1)	13,000	13,088

				76,894

Massachusetts (4.0%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2035	11,310	11,496
Massachusetts College Building Auth. Rev.	0.000%	5/1/2017 (1)(ETM)	7,460	5,323
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	14,865	15,426
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	21,567
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,838
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,537
Massachusetts Health & Educ. Fac. Auth.
Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	14,560	15,602
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.250%	7/1/2014 (1)	11,135	12,067
Massachusetts Special Obligation
Dedicated Tax Rev.	5.750%	1/1/2014 (3)(Prere.)	10,000	11,533
Massachusetts Water Pollution
Abatement Trust	5.250%	8/1/2019	10,000	11,664
Massachusetts Water Resources Auth.
Rev. VRDO	6.250%	2/7/2008 (2)	1,600	1,600

				135,653

Michigan (2.5%)
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,360
Detroit MI Sewer System Rev.	5.000%	7/1/2013 (4)(Prere.)	7,180	7,969
Detroit MI Sewer System Rev.	5.000%	7/1/2032 (4)	2,820	2,925
Michigan Trunk Line Rev.	5.000%	11/1/2026 (1)	35,765	36,409
Monroe County MI Econ. Dev. Corp.
(Detroit Edison)	6.950%	9/1/2022 (3)	25,000	32,549

				85,212

Minnesota (1.5%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,040
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	39,746
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,645

				51,431

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation
Muni. Energy Agency Rev.	5.000%	3/1/2036 (10)	10,000	9,807

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health
Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,445

Nebraska (0.2%)
Central Plains Energy Project Nebraska
Gas Project No. 1	5.250%	12/1/2020	5,000	5,205

Nevada (0.5%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	6,151
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/2031	11,710	11,787

				17,938

New Jersey (9.3%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,085
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	8,900	10,829
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/2014 (1)	10,185	12,077
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/2015 (1)	10,820	13,003
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.250%	12/15/2020 (2)	25,000	28,227
New Jersey Econ. Dev. Auth. Rev.
(School Fac.)	5.000%	9/1/2036	15,000	15,550
New Jersey Health Care Fac. Financing
Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	1,955	2,030
New Jersey Health Care Fac. Financing
Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	3,795	3,920
New Jersey Health Care Fac. Financing
Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,038
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)(ETM)	2,995	3,298
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)	3,000	3,287
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	9,360	9,383
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	74,000	85,641
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	13,500	15,135
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023 (2)	6,000	6,709
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013 (1)(ETM)	30,000	35,245
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	270	319
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)	790	923
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	3,940	4,657
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2021 (4)	15,650	16,839
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	23,500	17,083
New Jersey Turnpike Auth. Rev.	5.000%	1/1/2035 (2)	14,950	15,044

				315,322

New Mexico (0.1%)
Farmington NM Util. System Rev.	5.750%	5/15/2013 (3)(ETM)	1,500	1,504
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,253

				4,757

New York (5.5%)
Hudson Yards Infrastructure Corp.
New York Rev.	4.500%	2/15/2047 (1)LOC	32,075	30,547
Long Island NY Power Auth. Electric
System Rev.	0.000%	6/1/2013 (4)	11,000	9,332
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,765
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.000%	6/15/2035 (1)	14,780	15,113
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.000%	6/15/2036	28,700	29,731
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2032	11,000	11,508
New York State Housing Finance Agency
Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	5,360	5,464
New York State Housing Finance Agency
Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	10,485	10,789
New York State Housing Finance Agency
Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	3,440	3,536
Suffolk County NY Water Auth. Rev.	5.750%	6/1/2013 (2)(ETM)	7,345	8,270
Tobacco Settlement Financing Corp.
New York Rev.	5.250%	6/1/2021 (2)	12,000	12,808
Tobacco Settlement Financing Corp.
New York Rev.	5.250%	6/1/2022 (2)	5,000	5,329
Triborough Bridge & Tunnel Auth.
New York Rev.	5.250%	1/1/2022 (Prere.)	12,325	14,185
Triborough Bridge & Tunnel Auth.
New York Rev.	5.500%	1/1/2022 (Prere.)	7,000	8,148

				186,525

North Carolina (0.6%)
North Carolina Medical Care Comm.
Hosp. Rev. (Mission St. Joseph's
Health System)	5.125%	10/1/2028 (1)	7,355	7,489
North Carolina Medical Care Comm.
Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,052

				21,541

Ohio (1.3%)
Cleveland OH Airport System Rev.	5.000%	1/1/2031 (4)	18,000	18,402
Kent State Univ. Ohio Univ. Rev. VRDO	3.800%	2/7/2008 (1)	6,000	6,000
Ohio GO	7.625%	8/1/2009	4,345	4,699
Ohio Water Dev. Auth. Rev.
(Pure Water) VRDO	4.000%	2/7/2008 (1)	850	850
Univ. of Cincinnati OH General
Receipts VRDO	5.000%	2/7/2008 (2)	15,000	15,000

				44,951

Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev.
(St. Francis Health System)	5.000%	12/15/2036	10,000	9,969

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,460
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,154
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,745

				17,359

Pennsylvania (3.2%)
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	9,970	11,721
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019 (3)(ETM)	10,000	12,103
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2015 (2)	20,805	23,037
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	20,000	20,869
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	15,000	16,448
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	16,500	18,649
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014 (3)(ETM)	3,850	4,437

				107,264

Puerto Rico (2.1%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021 (1)	5,000	5,341
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	2,930	3,116
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	41,542
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	274,500	22,020

				72,019

Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp.
Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2032 (4)	3,000	3,053

South Carolina (0.5%)
Charleston SC Educ. Excellence Financing
Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/2026	10,580	10,814
South Carolina Public Service Auth. Rev.	5.000%	1/1/2020 (1)	4,500	4,837

				15,651

Tennessee (0.4%)
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. Board Rev. (Meharry
Medical College)	6.000%	12/1/2012 (2)	3,405	3,834
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	6.000%	2/1/2008 (2)	8,325	8,325
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,830
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/2012 (1)	815	817

				14,806

Texas (8.2%)
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	13,289
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/2010 (1)(Prere.)	12,910	14,035
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/2032 (1)	10,000	10,090
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/2037 (1)	10,190	10,470
Harris County TX Toll Road Rev.	5.000%	8/1/2008 (Prere.)	6,225	6,316
Harris County TX Toll Road Rev.	5.250%	8/15/2010 (4)(Prere.)	10,500	11,249
Houston TX Airport System Rev.	5.500%	7/1/2010 (4)(Prere.)	5,500	5,907
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,040
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,573
Houston TX GO	5.375%	3/1/2013 (4)	6,500	7,002
Houston TX GO	5.500%	3/1/2015 (4)	8,440	9,130
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,665
Houston TX Water & Sewer System Rev.	5.500%	12/1/2016 (4)	7,000	7,699
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,116
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/2015 (4)(Prere.)	3,055	3,546
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	1/1/2033 (2)	8,050	8,190
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,134
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,157
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,591
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,264
Tarrant County TX Cultural Educ. Fac.
Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/2036	20,000	19,732
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	34,250	27,185
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,665	12,642
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	19,600	13,451
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	0.000%	8/15/2026 (2)	10,000	3,889
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	0.000%	8/15/2028 (2)	30,005	10,309
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,731
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,073
Texas Water Dev. Board Rev.	5.500%	7/15/2021	9,825	10,114
Texas Water Finance Assistance GO	5.750%	8/1/2011 (Prere.)	1,880	2,084
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,090
Texas Water Finance Assistance GO	5.750%	8/1/2026	3,715	3,989

				279,752

Washington (0.3%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	9,553

West Virginia (1.1%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,400
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,249
West Virginia Hosp. Finance Auth. Rev.
(UTD Hosp. Center Inc. Project)	5.250%	6/1/2041 (2)	18,830	19,134

	36,783

Total Municipal Bonds
(Cost $3,216,009)				3,362,095

Other Assets and Liabilities - Net (1.0%)				32,411

Net Assets (100%)				3,394,506

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2008.
2 Securities with a value of $6,419,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2008, the cost of investment securities for tax purposes was $3,237,292,000. Net unrealized appreciation of investment securities for tax purposes was $124,803,000, consisting of unrealized gains of $153,103,000 on securities that had risen in value since their purchase and $28,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(530)	63,236	953

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.